FILE NO. 333-125838
                                                             FILE NO. 811-21777
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 2           (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 4                  (X)
                                   ---------
                             JOHN HANCOCK FUNDS III
               (Exact Name of Registrant as Specified in Charter)
                             601 Congress Street
                        Boston, Massachusetts 02210-2805
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 663-2844
                                   ---------
                              JOHN J. DANELLO, ESQ.
                               601 Congress Street
                        Boston, Massachusetts 02210-2805
                     (Name and Address of Agent for Service)
                                   ---------
                          COPIES OF COMMUNICATIONS TO:
                              MARK P. GOSHKO, ESQ
                  KIRKPATRICK & LOCKHART NICHOLSON GRAHAM, LLP
                               ONE LINCOLN STREET
                                BOSTON, MA 02111

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485
( ) 75 days after filing pursuant to paragraph (a)(2) of Rule 485
(X) on December 29, 2006 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       John Hancock Funds III International Allocation Portfolio
--------------------------------------------------------------------------------
                                             CLASS A, CLASS B AND CLASS C SHARES


The information in this Prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities, in any state where the offer or sale is not permitted.

--------------------------------------------------------------------------------
Prospectus
1.[  ].2007



--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
         INTERNATIONAL ALLOCATION                                              4
         PORTFOLIO
         -----------------------------------------------------------------------

         YOUR ACCOUNT
         -----------------------------------------------------------------------

         Choosing a share class                                                7
         How sales charges are calculated                                      8
         Sales charge reductions and waivers                                   8
         Opening an account                                                    9
         Buying shares                                                        11
         Selling shares                                                       12
         Transaction policies                                                 14
         Dividends and account policies                                       16
         Additional investor services                                         17


         INFORMATION ABOUT THE FUNDS
         -----------------------------------------------------------------------

         Risks of investing in the Underlying Funds                           18
         Description of the Funds                                             21


         PORTFOLIO DETAILS
         -----------------------------------------------------------------------

         Business structure                                                   29
         Financial highlights                                                 29


         FOR MORE INFORMATION                                         BACK COVER
         -----------------------------------------------------------------------

INTERNATIONAL ALLOCATION PORTFOLIO

This prospectus provides information about the International Allocation Portfolio (the "Portfolio"), which is a fund of John Hancock Funds III ("JHF III"). The Portfolio is a "fund of funds" which currently invests in a number of other funds of JHF III, John Hancock Funds II ("JHF II") and John Hancock Funds ("JHF"), and may also invest in other affiliated funds (each referred to as a "Fund"). The Portfolio may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds").


GOAL AND STRATEGY
The Portfolio seeks long term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class. To pursue this goal, the Portfolio invests in a number of the other Funds of JHF, JHF II and JHF III. The Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

Under normal market conditions, the Portfolio allocates assets among Underlying Funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment grade. Examples of the equity securities in which the Underlying Funds may invest include common stocks, preferred stocks, convertible bonds, depository receipts and warrants of large-, medium- and small-cap foreign companies, including those located in emerging markets. Examples of the fixed-income securities in which the Underlying Funds may invest include short-, intermediate- and long-term investment grade and below investment grade bonds, notes and other debt instruments offered by foreign corporate and government issuers, including those located in emerging markets. The Underlying Funds may also invest derivatives instruments (such as options, futures and swaps). Please refer to "Hedging and Other Strategic Transactions" in the prospectus and Statement of Additional Information ("SAI").

The Portfolio may invest in various underlying Funds of JHF II, JHF III and JHF that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each underlying Fund and information about the risks of investing in such Funds.

In investing in shares of the Underlying Funds, the Portfolio purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The Portfolio is non-diversified for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

Other Permitted Investments
The Portfolio may invest in:

|X|  U.S. government securities and short-term paper.

|X| Shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.

|X| Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the Portfolio, including exchange traded funds ("ETFs").

|X|  Purchase domestic and foreign equity and fixed-income securities.

|X| Invest in equity securities which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

|X| Invest in fixed-income securities which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

|X| Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
     Section 12 of the 1940 Act.

|X| Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

|X| Make short sales of securities (borrow and sell securities not owned by the portfolio), either to realize appreciation when a security that the portfolio does not own declines in value or as a hedge against potential declines in the value of a portfolio security.

|X| Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolio may use various investment strategies such as hedging and other related transactions. For example, the Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and Other Strategic Transactions" in both the prospectus and the SAI.

Management of the Portfolio
Subject to the limitations described in this prospectus and in the SAI, the Portfolio may at any time invest a percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolio. Such adjustments may be made, for example, to increase or decrease the Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.


Temporary Defensive Investing
The Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

|X|  meeting redemption requests,

|X|  making other anticipated cash payments, or

|X| protecting the portfolio in the event MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"), the Portfolio's subadviser, determines that market or economic conditions warrant a defensive posture.

To the extent the Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

PAST PERFORMANCE
Performance is not provided since the Portfolio commenced operations in December 2006.


MAIN RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value and performance are described below. Mutual funds such as the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosure carefully before investing.

|X| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate. Investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small-cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

|X| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic political and social instability. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. To the extent the investment includes emerging markets securities the foreign securities risk will be higher. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers. Securities transactions undertaken in some foreign markets may not be settled promptly so that investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

|X| Investment Company Securities Risk. The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

|X| Non-Diversification Risk. The Portfolio is non-diversified and may invest a high percentage of its assets in the securities of a small number of investments. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific investment's poor performance is likely to affect its performance. For fund-of-funds, non-diversification is less of a risk because of the Portfolio's allocation of investments in the Underlying Funds.

|X| Liquidity Risk. The Portfolio is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the Portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Underlying Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

|X| Fixed-income Securities Risk. Fixed income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Underlying Funds' portfolios could be downgraded or the issuer of a bond could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall. The share price or yield of an Underlying Fund could be hurt if interest rate movements cause its mortgage-related or other asset-backed securities to be paid off substantially earlier than expected. The longer the remaining maturity of instruments held in an Underlying Fund, the more sensitive such Underlying Fund is to interest rate risk.

|X| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher-rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. Issuers of these securities may even go into default or become bankrupt.

|X| Issuer Risk. An issuer of a security purchased by a Portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, and breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

|X| Derivatives Risk. The Portfolio's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

|X| Active Management Risk. Most Underlying Funds (other than index funds) are actively managed by their subadvisers. The performance of an Underlying Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the Underlying Fund's investment objective. If the subadviser's investment strategies do not perform as expected, the Underlying Fund could underperform other mutual funds with similar investment objectives or lose money.

|X| Credit and Counterparty Risk. Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over the counter ("OTC") derivatives contract or a borrower of an Underlying Fund's securities will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

|X| Short Sales Risk. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

|X| Commodity Risk. Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

--------------------------------------------------------------------------------
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets, and therefore are paid by you indirectly.

------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                      Class A    Class B   Class C
------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                    5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                         none(2)    5.00%     1.00%

Redemption fee (as a percentage of amount invested, if applicable)

------------------------------------------------------------------------------------------------------
Annual operating expenses(3)                                             Class A    Class B   Class C
------------------------------------------------------------------------------------------------------
Management fee(4)                                                          [   ]%     [   ]%    [   ]%
Distribution and service (12b-1) fees                                      [   ]%     [   ]%    [   ]%
Other expenses                                                             [   ]%     [   ]%    [   ]%
Total Portfolio operating expenses                                         [   ]%     [   ]%    [   ]%

Contractual expense reimbursement (at least until [   ])(5)                [   ]%     [   ]%    [   ]%
Net Portfolio operating expenses                                           [   ]%     [   ]%    [   ]%

Estimated Underlying Fund expenses(6)                                      [   ]%     [   ]%    [   ]%
Net Portfolio operating expenses and Underlying Funds operating expenses   [   ]%     [   ]%    [   ]%

(1) A $4 fee will be deducted from your account for a wire or electronic funds transfer in connection with the sale of some or all of your Portfolio shares.
(2) Except for investments of $1 million or more; see "How sales charges calculated".
(3) Based on estimated expenses for the current fiscal year.
(4) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Fund Details --Management Fee" for further information.
(5) The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses to the extent that other expenses exceed [ ]% of the average annual net assets. This agreement remains in effect until [ ] and may thereafter be terminated by the Adviser at any time.
(6) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Underlying Funds in which the Portfolio may invest, see "Information About the Underlying Funds-Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                      Year 1     Year 3
--------------------------------------------------------------------------------
Class A                                                        $[   ]     $[   ]
Class B with redemption                                        $[   ]     $[   ]
Class B without redemption                                     $[   ]     $[   ]
Class C with redemption                                        $[   ]     $[   ]
Class C without redemption                                     $[   ]     $[   ]

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SUBADVISER
MFC Global (U.S.A.)

FUND CODES
Class A                     CUSIP                     [      ]
                            SEC number                811-21777

Class B                     CUSIP                     [      ]
                            SEC number                811-21777

Class C                     CUSIP                     [      ]
                            SEC number                811-21777

Your account
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
|X| A front-end sales charge, as described under "How Sales Charges are Calculated".
|X|  Distribution and service (12b-1) fees of 0.30%.


--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
|X| No front-end sales charge; all your money goes to work for you right away. |X| Distribution and service (12b-1) fees of 1.00%.
|X| A contingent deferred sales charge, as described under "How Sales Charges are Calculated".
|X| Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
|X| No front-end sales charge; all your money goes to work for you right away. |X| Distribution and service (12b-1) fees of 1.00%.
|X| A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
|X| No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.


The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees Rule 12b-1 fees will be paid to the Portfolio's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Portfolios, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Portfolios shares.

Additional payments to financial intermediaries

Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolios in two principal ways:

| |directly, by the payment of sales commissions, if any; and

| |indirectly, as a result of the Portfolio paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Portfolios' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm.

Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the Portfolios.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Portfolios, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for Portfolios. If your intermediary provides these services, the Adviser or the Portfolios may compensate the intermediary for these services.

In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED
Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                        As a % of                As a % of your
Your investment                   offering price*                    investment
Up to $49,999                               5.00%                         5.26%
$50,000 - $99,999                           4.50%                         4.71%
$100,000 - $249,999                         3.50%                         3.63%
$250,000 - $499,999                         2.50%                         2.56%
$500,000 - $999,999                         2.00%                         2.04%
$1,000,000 and over                     See below

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class R or Class I shares of any John Hancock funds. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a Portfolio's Class A shares about any other John Hancock retail funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Portfolio's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Portfolio's SAI. You may request a SAI from your broker or financial adviser, access the Portfolio's Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. ("Signature Services") at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge ("CDSC") on any Class A shares upon which a commission was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred sales charges on investments of $1 million or more
--------------------------------------------------------------------------------
                                                                  CDSC on shares
                                                                      being sold
First $1M - $4,999,999                                                     1.00%
Next $1 - $5M above that                                                   0.50%
Next $1 or more above that                                                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Years after purchase                                                  being sold
1st year                                                                   5.00%
2nd year                                                                   4.00%

3rd or 4th year                                                            3.00%
5th year                                                                   2.00%

6th year                                                                   1.00%
After 6th year                                                              None

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                                        CDSC
1st year                                                                   1.00%
After 1st year                                                              none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS
Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

| |Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

| |Letter of Intention -- lets you purchase Class A shares of a Portfolio over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a Portfolio's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions.

However, Class A shares of money market Funds will be excluded unless you have already paid a sales charge. When you sign this letter, the Portfolios agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.

| |Combination Privilege -- lets you combine classes of shares of all Portfolios for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section Opening an Account), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

| |to make payments through certain systematic withdrawal plans

| |certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) program

| |redemptions pursuant to a Portfolio's right to liquidate an account less than $1,000

| |to make certain distributions from a retirement plan

| |because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same Portfolio and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including

| |selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

| |financial representatives utilizing Portfolio shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC (the "Distributor")

| |Portfolio trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

| |individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

| |individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

| |Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or Simple IRA invested in John Hancock Funds back to the original account type from which it was converted

| |participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

| |participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)

| |certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) program

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

| |exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

| |dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT
1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Portfolios are as follows:

| |non-retirement account: $1,000

| |retirement account: $500

| |group investments: $250

| |Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

| |there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor.

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions under "Buying shares". You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

-------------------
Buying shares
-------------------

                   Opening an account                                           Adding to an account
By check
                   |X| Make out a check for the investment amount,              |X| Make out a check for the investment amount,
                       payable to "John Hancock Signature Services, Inc."           payable to "John Hancock Signature Services,
                                                                                    Inc."

                   |X| Deliver the check and your completed application         |X| If your account statement has a detachable
                       to your financial representative, or mail them to            investment slip, please complete in its
                       Signature Services (address below).                          entirety. If no slip is available, include a
                                                                                    note specifying the Portfolio's name(s), your
                                                                                    share class, your account number and the
                                                                                    name(s) in which the account is registered.

                                                                                |X| Deliver the check and your investment slip or
                                                                                    note to your financial representative, or mail
                                                                                    them to Signature Services (address below).


By exchange
                   |X| Call your financial representative or Signature          |X| Log on to www.jhfunds.com to process exchanges
                       Services to request an exchange.                             between Portfolios.

                                                                                |X| Call EASI-Line for automated service 24 hours
                                                                                    a day using your touch-tone phone at
                                                                                    1-800-338-8080.

                                                                                |X| Call your financial representative or
                                                                                    Signature Services to request an exchange.


By wire
                   |X| Deliver your completed application to your               |X| Obtain wiring instructions by calling Signature
                       financial representative or mail it to Signature             Services at 1-800-225-5291.
                       Services.

                   |X| Obtain your account number by calling your
                       financial representative or Signature Services at 1-800-225-5291.

                   |X| Obtain wiring instructions by calling Signature          |X| Instruct your bank to wire the amount of your
                       Services.                                                    investment.  Specify the Portfolio name(s),
                                                                                    your share class, your account number and the
                   |X| Instruct your bank to wire the amount of                     name(s) in which the account is registered.
                       your investment.  Specify the Portfolio's name(s),           Your bank may charge a fee to wire funds.
                       your share class, your account number
                       and the name(s) in which the account is
                       registered.  Your bank may charge a fee to
                       wire funds.


By Internet
                   See "By exchange" and "By wire."                             |X| Verify that your bank or credit union is a
                                                                                    member of the Automated Clearing House (ACH)
                                                                                    system.

                                                                                |X| Complete the "Bank Information" section on
                                                                                    your account application.


                                                                                |X| Log on to www.jhfunds.com to initiate
                                                                                    purchases using your authorized bank account.


By phone

                   See "By exchange" and "By wire."                             |X| Verify that your bank or credit union is a
                                                                                    member of the Automated Clearing House (ACH)
                                                                                    system.

                                                                                |X| Complete the "Bank Information" section on your
                                                                                    account application.


                                                                                |X| Call EASI-Line for automated service 24
                                                                                    hours a day at 1-800-338-8080

-----------
Address:   ------------------------------------------------                     |X| Call your financial representative or call
John Hancock Signature Services, Inc.                                               Signature Services between 8:00 A.M. and 7:00
1 John Hancock Way, Suite 1000                                                      P.M. Eastern Time on most business days.
Boston, MA 02217-1000
Phone Number: 1-800-225-5291                                                    To open or add to an account using the Monthly
Or contact your financial representative for instructions                       Automatic Accumulation Program (MAAP), see
and assistance.                                                                 "Additional Investor Services."
----------------------------------------------------------

-------------------
Selling shares
-------------------

                                                                                To sell some or all of your shares
By letter
                   |X| Accounts of any type.                                    |X| Write a letter of instruction or complete a
                                                                                    stock power indicating the Portfolio's name,
                                                                                    your share class, your account number, the
                                                                                    name(s) in which the account is registered and
                                                                                    the dollar value or number of shares you wish
                                                                                    to sell.

                   |X| Sales of any amount.


                                                                                |X| Include all signatures and any additional
                                                                                    documents that may be required (see next page).

                                                                                |X| Mail the materials to Signature Services.
                                                                                |X| A check will be mailed to the name(s) and
                                                                                    address in which the account is registered, or
                                                                                    otherwise according to your letter of
                                                                                    instruction.

By Internet
                   |X| Most accounts.                                           |X| Log on to www.jhfunds.com to initiate
                                                                                    redemptions from your Portfolios.

                   |X| Sales of up to $100,000.

By phone
                   |X| Most accounts.                                           |X| Call EASI-Line for automated service 24 hours
                                                                                    a day at 1-800-338-8080.

                   |X| Sales of up to $100,000.
                                                                                |X| Call your financial representative or call
                                                                                    Signature Services between 8 A.M. and 7 P .M.
                                                                                    Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
                   |X| Requests by letter to sell any amount.                   |X| To verify that the Internet or telephone
                                                                                    redemption privilege is in place on an
                                                                                    account, or to request the form to add it to
                                                                                    an existing account, call Signature Services.

                   |X| Requests by Internet or phone to sell up to
                       $100,000.

                                                                                |X| Funds requested by wire will be wired the
                                                                                    next business day.  A $4 fee will be deducted
                                                                                    from your account.  Your bank may also charge
                                                                                    you a fee for this service.

                                                                                |X| Funds requested by EFT are generally
                                                                                    available by the second business day.  Your
                                                                                    bank may charge you a fee for this service.

By exchange
                   |X| Accounts of any type.                                    |X| Obtain a current prospectus for the Portfolio
                                                                                    into which you are exchanging by Internet or
                                                                                    by calling your financial representative or
                                                                                    Signature Services.
                   |X| Sales of any amount.

                                                                                |X| Log on to www.jhfunds.com to process
                                                                                    exchanges between your funds.

                                                                                |X|  Call EASI-Line for automated service 24 hours
                                                                                     a day at 1-800-338-8080.

                                                                                |X| Call your financial representative or
                                                                                    Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

|X|  your address of record has changed within the past 30 days
|X| you are selling more than $100,000 worth of shares -- This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.
|X| you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                          Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial                    |X| Letter of instruction.
accounts for minors).

                                                                                |X| On the letter, the signatures of all persons
                                                                                    authorized to sign for the account, exactly as
                                                                                    the account is registered.

                                                                                |X| Medallion signature guarantee, if applicable
                                                                                    (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or                    |X| Letter of instruction.
association accounts.                                                           ----------------------------------------------------
--------------------------------------------------------------------------------
                                                                                ----------------------------------------------------

                                                                                |X| Corporate business/organization resolution,
                                                                                    certified within the past 12 months, or a John
                                                                                    Hancock funds business/organization
                                                                                    certification form.


                                                                                |X| On the letter and the resolution, the signature
                                                                                    account. of the person(s) authorized to sign
                                                                                    for the

                                                                                |X| Medallion signature guarantee, if applicable
                                                                                    (see above).
                                                                                ----------------------------------------------------

Owners or trustees of trust accounts.                                           |X| Letter of instruction.

                                                                                |X| On the letter, the signature(s) of the
                                                                                    trustee(s).

                                                                                |X| Copy of the trust document certified within the
                                                                                    past 12 months or a John Hancock funds trust
                                                                                    certification form.

                                                                                |X| Medallion signature guarantee, if applicable
                                                                                    (see above).
------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a                   |X| Letter of instruction signed by surviving
deceased co-tenant(s).                                                              tenant.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                |X| Copy of death certificate.
                                                                                |X| Medallion signature guarantee, if applicable
                                                                                    (see above).
                                                                                |X| Inheritance tax waiver (if applicable).
                                                                                ----------------------------------------------------
Executors of shareholder estates.                                               |X| Letter of instruction signed by executor.
                                                                                |X| Copy of order appointing executor, certified
                                                                                    within the past 12 months.
                                                                                |X| Medallion signature guarantee, if applicable
                                                                                    (see above).
                                                                                |X| Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or                    |X| Call 1-800-225-5291 for instructions.
account types not listed above.                                                 ----------------------------------------------------
--------------------------------------------------------------------------------

---------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value ("NAV") per share for the Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for the Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectuses for the Underlying Funds explain the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The Portfolios are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Portfolios may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of a class of one Portfolio or Fund of JHF III for shares of the same class of any other Portfolio or Fund of JHF III or JHF II or any other John Hancock retail fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a Portfolio with a lower rate. A Portfolio may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The Portfolio and Funds of JHF III are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' net asset values at the conclusion of the delay period. The Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The Board of Trustees of JHF III has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolio believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolio to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage a Fund. For example, the ability of the Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Fund's beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk To the extent that the Portfolio or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Portfolio's, and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased Portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Porfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|X| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

|X| A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

|X| A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the Portfolio. An Underlying Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information JHF III is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF III may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The Portfolio does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

|X| after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

|X|  after any changes of name or address of the registered owner(s)

|X|  in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The Portfolio generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the Portfolio's fiscal year.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a Portolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your Portfolio may close out your account and mail you the proceeds. Alternatively, your Portfolio may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to Portfolio performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the Portfolio. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

|X|  Complete the appropriate parts of your account application.

|X| If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

|X|  Make sure you have at least $5,000 worth of shares in your account.

|X| Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

|X| Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

|X| Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

|X| Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Disclosure of Portfolio holdings The Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the Statement of Additional Information and the Portfolio holdings information can be found at: http://www.jhfunds.com.

The holdings of the Portfolio will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of the Portfolio will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire holdings as of the applicable calendar quarter end.

Information about the Underlying Funds

--------------------------------------------------------------------------------
RISKS OF INVESTING IN UNDERLYING FUNDS

By owning shares of the Underlying Funds, the Portfolio indirectly invests, to varying degrees, in equity securities of foreign companies, including small and medium size companies, and in foreign fixed-income securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that an Underlying Fund invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an Underlying Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-income securities Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit quality risk Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an Underlying Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Underlying Fund's investments. Underlying Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income
securities Lower rated fixed-income securities, commonly referred to as "junk" securities, are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General risks

|X| Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.


|X| Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

|X| Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

|X| Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

|X| Currency fluctuations Investments in foreign securities may cause an Underlying Fund to lose money when converting investments from foreign currencies into U.S. dollars. An Underlying Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Underlying Fund could still lose money.

|X| Political and economic conditions Investments in foreign securities subject an Underlying Fund to the political or economic conditions of the foreign country. These conditions could cause Underlying Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Underlying Fund from selling its investment and taking the money out of the country.

|X| Removal of proceeds of investments from a foreign country Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay an Underlying Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an Underlying Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

|X| Nationalization of assets Investments in foreign securities subject an Underlying Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

|X| Settlement of sales Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Underlying Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

|X| Investor Protection Standards Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an Underlying Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Small and medium size companies

Small or unseasoned companies

|X| Survival of small or unseasoned companies Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

|X| Changes in earnings and business prospects Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

|X| Liquidity The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of an Underlying Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

|X| Impact of buying or selling shares Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

|X| Publicly available information There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for an Underlying Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium size companies

|X| Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Hedging and other strategic transactions Individual Funds may be authorized to use a variety of investment strategies. For example, the Underlying Funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Underlying Fund. Hedging refers to protecting against possible changes in the market value of securities an Underlying Fund already owns or plans to buy or protecting unrealized gains in the Underlying Fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

|X| exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

|X|  financial futures contracts (including stock index futures),

|X|  interest rate transactions*,

|X|  currency transactions**,

|X| swaps (including interest rate, index, equity, credit default swaps and currency swaps), and

|X|  structured noted, including hybrid or "index" securities.

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions. The description in the prospectus for the Funds indicates which, if any, of these types of transactions may be used by the Funds.

 * A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

|X| to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another,

|X| to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations,

|X|  to protect a Fund's unrealized gains in the value of its securities,

|X|  to facilitate the sale of a Fund's securities for investment purposes,

|X|  to manage the effective maturity or duration of a Fund's securities, or

|X| to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market.

The ability of an Underlying Fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes Hedging and Other Strategic Transactions it will be subject to the same risks.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS

The Portfolio may invest in any Underlying Funds. The following tables set forth for the Funds of JHF, JHF II and JHF III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the Portfolio's SAI and in the prospectuses for these Funds. The Portfolio may also invest in other Underlying Funds not described in the chart.

Funds -- John Hancock Funds

----------------------------------------------------------------------------------------------------------------------------

--------------------------------         Estimated      --------------------------------------------------------------------
Fund and subadviser(s)                   expense ratio   Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------
International Classic Value Fund         [    ]         Seeks long-term growth of capital by investing at least 80% of its
Pzena Investment Management, LLC                        assets in equity securities of foreign companies of any size.
                                                        Under normal circumstances, the fund will invest in at least six countries throughout the world.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Greater China Opportunities Fund         [    ]         Seeks long-term capital appreciation by investing at least 80% of
MFC Global Investment Management                        its assets in equity securities of companies located in China,
(U.S.A.), Limited                                       Hong Kong or Taiwan (Greater China).

----------------------------------------------------------------------------------------------------------------------------

Funds -- John Hancock Funds II

----------------------------------------------------------------------------------------------------------------------------

---------------------------------         Estimated      -------------------------------------------------------------------
Fund and subadviser(s)                  expense ratio   Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund         1.11%          Seeks long-term growth of capital by normally investing at least
---------------------------------                       65% of its assets in common stocks of foreign companies selected
Marsico Capital Management, LLC                         for their long-term growth potential. The fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the
                                                        U.S. It may invest in common stocks of companies operating in emerging markets.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund             1.08%          Seeks long-term capital appreciation by investing primarily in the
---------------------------------                       common stock of smaller companies outside the U.S. and normally
Templeton Investment Counsel, Inc                       invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of
                                                        $4 billion or less ("small company securities").
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
International Small Company Fund         1.12%          Seeks long-term capital appreciation by investing its assets in
---------------------------------                       equity securities of non-U.S. small companies of developed and
Dimensional Fund Advisors, Inc.                         emerging markets countries.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
International Value Fund                 0.93%          Seeks long-term growth of capital by normally investing primarily
---------------------------------                       in equity securities of companies located outside the U.S.,
Templeton Investment Counsel, Inc.                      including emerging markets.
----------------------------------------------------------------------------------------------------------------------------

Funds -- John Hancock Funds III


----------------------------------------------------------------------------------------------------------------------------
International Growth Fund               1.08%           Seeks to achieve high total return by seeking to outperform its
----------------------------------                      benchmark, the S&P/Citigroup Primary Market Index ("PMI") Europe,
Grantham, Mayo, Van Otterloo & LLC                      Pacific, Asia Composite ("EPAC") Growth Style Index.* The fund typically invests in a diversified mix of equity investments from developed markets outside the U.S.
----------------------------------------------------------------------------------------------------------------------------

*  "Standard & Poor's(R)" is a trademark of The McGraw-Hill Companies, Inc.

PORTFOLIO DETAILS


BUSINESS STRUCTURE
The diagram below shows the basic business structure used by JHF III. The Portfolio is one fund of JHF III. The Board of Trustees of JHF III oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio and the JHF III Funds.

The Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Investment management John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF III. The Adviser administers the business and affairs of JHF III and retains and compensates an investment subadviser to manage the assets of the Portfolio. The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Management fees The Portfolio pays the Adviser for its services to the Portfolio a fee that is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------

The International Allocation Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in JHF III, JHF II or JHF Funds ("Fund Assets") and (b) a fee on assets not invested in JHF III, JHF II or JHF Funds ("Other Assets").

The fee on Fund Assets is stated as an annual percentage of the current value of the net assets of the International Allocation Portfolio determined in accordance with the following schedule and that rate is applied to the Fund Assets of the International Allocation Portfolio.

                                                First            Excess over $500
                                                $500 million     million
Net Assets of International Allocation
Portfolio invested in Fund Assets               0.050%           0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the International Allocation Portfolio, determined in accordance with the following schedule and that rate is applied to the Other Assets of the International Allocation Portfolio.

                                                First            Excess over $500
                                                $500 million     million
Net Assets of International Allocation
Portfolio investment in Other Assets                0.500%            0.490%



                                  Shareholders

     Distribution and      Financial services firms and
        shareholder            their representatives
         services

            Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.


                  Principal distributor      Transfer agent

                                John Hancock Funds, LLC               John Hancock Signature Services, Inc.


                             Markets the Portfolio and distributes    Handles shareholder services, including
                                shares through selling brokers,           record- keeping and statements,
                            financial planners and other financial    distribution of dividends and processing
                                       representatives.                      of buy and sell requests.

  Subadviser                      Investment adviser                               Custodian

 MFC Global Investment           John Hancock Investment
  Management (U.S.A.)            Management Services, LLC              State Street Bank & Trust Company
   Limited 200 Bloor                                                         2 Avenue de Lafayette               Asset
 Street East Toronto,                                                          Boston, MA 02111                management
Ontario, Canada M4W 1ES       601 Congress Street Boston, MA
                                        02210-2805
                                                                       Holds the Portfolio's assets, settles
  Provides portfolio                                                  all portfolio trades and collects most
   management to the      Manages the Portfolio's' business and         of the valuation data required for
      Portfolio.                  investment activities.                 calculating the Portfolio's NAV.

  Subadviser
  consultant

  Deutsche Asset
  Management, Inc.

  345 Park Avenue                                          Trustees

  New York, New                               Oversee the Portfolio's activities.
  York 10154

  Provides asset
  allocation
  consulting services
  to the subadviser.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Subadviser MFC Global (U.S.A.) is the subadviser to the Portfolio and formulates a continuous investment program for the Portfolio consistent with its investment goal and strategies. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC. The subadviser is compensated by the Adviser. The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity which is purchased by the Portfolio. The Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolio. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The subadviser is compensated by the Adviser, and not by any of the Portfolio. Similarly, DeAM is compensated by the subadviser, and not by any of the Portfolio.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Portfolio is able from time to time to change Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio managers Steve Orlich is the portfolio manager for the Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. JHF III's SAI includes additional information about the portfolio managers' compensation, the other accounts they manage and their ownership of shares of the Funds, if any.

Advisory and subadvisory contracts A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the JHF III is available in the JHF III annual report to shareholders for the period ended February 28, 2007.

Financial highlights Financial highlights are not yet available for the Portfolio which is newly organized.

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

The following document is available that offers further information on JHF III:

Statement of Additional Information (SAI)
The SAI of JHF III contains more detailed information on all aspects of the Portfolio, including a summary of the policy of JHF III regarding disclosure of the Portfolio's holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the SAI of JHF III, please contact John Hancock:
By mail: John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000

By phone: 1-800-225-5291 By EASI-Line: 1-800-338-8080 By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the Portfolio from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090
By electronic request: publicinfo@sec.gov (duplicating fee required)
On the Internet: www.sec.gov
1940 Act File No. 811-21779


(C)2006 JOHN HANCOCK FUNDS, LLC        [      ] 12/06


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

                       John Hancock Funds III International Allocation Portfolio
--------------------------------------------------------------------------------
                                                                  CLASS I SHARES





The information in this Prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities, in any state where the offer or sale is not permitted.

--------------------------------------------------------------------------------
Prospectus
1.[  ].2007







--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

         INTERNATIONAL ALLOCATION PORTFOLIO                                   4
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------
         OVERVIEW

         YOUR ACCOUNT
         -----------------------------------------------------------------------

         Choosing a share class                                               7
         How sales charges are calculated                                     8
         Sales charge reductions and waivers                                  8
         Opening an account                                                   9
         Buying shares                                                       11
         Selling shares                                                      12
         Transaction policies                                                14
         Dividends and account policies                                      16
         Additional investor services                                        17


         INFORMATION ABOUT THE FUNDS
         -----------------------------------------------------------------------

         Risks of investing in the Underlying Funds                          18
         Description of the Funds                                            21


         PORTFOLIO DETAILS
         -----------------------------------------------------------------------

         Business structure                                                  29
         Financial highlights                                                29


         FOR MORE INFORMATION                                         BACK COVER
         -----------------------------------------------------------------------

INTERNATIONAL ALLOCATION PORTFOLIO

This prospectus provides information about the International Allocation Portfolio (the "Portfolio"), which is a fund of John Hancock Funds III ("JHF III"). The Portfolio is a "fund of funds" which currently invests in a number of other funds of JHF III, John Hancock Funds II ("JHF II") and John Hancock Funds ("JHF"), and may also invest in other affiliated funds (each referred to as a "Fund"). The Portfolio may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds").


GOAL AND STRATEGY
The Portfolio seeks long term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class. To pursue this goal, the Portfolio invests in a number of the other Funds of JHF, JHF II and JHF III. The Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

Under normal market conditions, the Portfolio allocates assets among Underlying Funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment grade. Examples of the equity securities in which the Underlying Funds may invest include common stocks, preferred stocks, convertible bonds, depository receipts and warrants of large-, medium- and small-cap foreign companies, including those located in emerging markets. Examples of the fixed-income securities in which the Underlying Funds may invest include short-, intermediate- and long-term investment grade and below investment grade bonds, notes and other debt instruments offered by foreign corporate and government issuers, including those located in emerging markets. The Underlying Funds may also invest derivatives instruments (such as options, futures and swaps). Please refer to "Hedging and Other Strategic Transactions" in the prospectus and Statement of Additional Information ("SAI").

The Portfolio may invest in various underlying Funds of JHF II, JHF III and JHF that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each underlying Fund and information about the risks of investing in such Funds.

In investing in shares of the Underlying Funds, the Portfolio purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The Portfolio is non-diversified for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

Other Permitted Investments
The Portfolio may invest in:

|X|  U.S. government securities and short-term paper.

|X| Shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.

|X| Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the Portfolio, including exchange traded funds ("ETFs").

|X|  Purchase domestic and foreign equity and fixed-income securities.

|X| Invest in equity securities which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

|X| Invest in fixed-income securities which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

|X| Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
     Section 12 of the 1940 Act.

|X| Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

|X| Make short sales of securities (borrow and sell securities not owned by the portfolio), either to realize appreciation when a security that the portfolio does not own declines in value or as a hedge against potential declines in the value of a portfolio security.

|X| Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolio may use various investment strategies such as hedging and other related transactions. For example, the Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and Other Strategic Transactions" in both the prospectus and the SAI.

Management of the Portfolio
Subject to the limitations described in this prospectus and in the SAI, the Portfolio may at any time invest a percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolio. Such adjustments may be made, for example, to increase or decrease the Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary Defensive Investing
The Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

|X|  meeting redemption requests,
|X| making other anticipated cash payments, or |X| protecting the portfolio in the event MFC Global Investment Management
     (U.S.A.) Limited ("MFC Global (U.S.A.)"), the Portfolio's subadviser, determines that market or economic conditions warrant a defensive posture.

To the extent the Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

PAST PERFORMANCE
Performance is not provided since the Portfolio commenced operations in December 2006.


MAIN RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value and performance are described below. Mutual funds such as the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosure carefully before investing.

|X| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate. Investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small-cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

|X| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic political and social instability. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. To the extent the investment includes emerging markets securities the foreign securities risk will be higher. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers. Securities transactions undertaken in some foreign markets may not be settled promptly so that investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

|X| Investment Company Securities Risk. The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

|X| Non-Diversification Risk. The Portfolio is non-diversified and may invest a high percentage of its assets in the securities of a small number of investments. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific investment's poor performance is likely to affect its performance. For fund-of-funds, non-diversification is less of a risk because of the Portfolio's allocation of investments in the Underlying Funds.

|X| Liquidity Risk. The Portfolio is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the Portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Underlying Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

|X| Fixed-income Securities Risk. Fixed income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Underlying Funds' portfolios could be downgraded or the issuer of a bond could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall. The share price or yield of an Underlying Fund could be hurt if interest rate movements cause its mortgage-related or other asset-backed securities to be paid off substantially earlier than expected. The longer the remaining maturity of instruments held in an Underlying Fund, the more sensitive such Underlying Fund is to interest rate risk.

|X| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher-rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. Issuers of these securities may even go into default or become bankrupt.

|X| Issuer Risk. An issuer of a security purchased by a Portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, and breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

|X| Derivatives Risk. The Portfolio's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

|X| Active Management Risk. Most Underlying Funds (other than index funds) are actively managed by their subadvisers. The performance of an Underlying Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the Underlying Fund's investment objective. If the subadviser's investment strategies do not perform as expected, the Underlying Fund could underperform other mutual funds with similar investment objectives or lose money.

|X| Credit and Counterparty Risk. Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over the counter ("OTC") derivatives contract or a borrower of an Underlying Fund's securities will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

|X| Short Sales Risk. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

|X| Commodity Risk. Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

--------------------------------------------------------------------------------
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets, and therefore are paid by you indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class I
--------------------------------------------------------------------------------
Management fee(2)                                                        [    ]%
Distribution and service (12b-1) fees                                    [    ]%
Other expenses                                                           [    ]%
Total Portfolio operating expenses                                       [    ]%

Contractual expense reimbursement (at least until [           ])(3)      [    ]%
Net Portfolio operating expenses                                         [    ]%

Estimated Underlying Fund expenses(4)                                    [    ]%
Net Portfolio operating expenses and Underlying Funds operating
expenses                                                                 [    ]%

(1) Based on estimated expenses for the current fiscal year.
(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Fund Details --Management Fee" for further information.
(3) The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses to the extent that other expenses exceed [___]% of the average annual net assets. This agreement remains in effect until [___] and may thereafter be terminated by the Adviser at any time.
(4) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Underlying Funds in which the Portfolio may invest, see "Information About the Underlying Funds-Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                            Year 1            Year 3
--------------------------------------------------------------------------------
Class I                                             $[    ]           $[    ]

--------------------------------------------------------------------------------
SUBADVISER
MFC Global (U.S.A.)

FUND CODES
Class I                     CUSIP                     [        ]
                            SEC number                811-21777

YOUR ACCOUNT

WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o    Retirement and other benefit plans and their participants

o    Rollover assets for participants whose plans are invested in the fund

o    Endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Accounts registered to insurance companies, trust companies and bank trust departments

o    Investment companies not affiliated with the adviser

o Investors who participate in fee-based, wrap and other investment platform programs

o    Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who Can Buy Shares".

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services, Inc. at 1-888-972-8696.

5 Make your initial investment by referring to "Buying Shares".

Important information about opening a new account To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and social security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the accounts such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Additional payments to financial intermediaries Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the Portfolios in two principal ways:

o    directly, by the payment of sales commissions, if any; and

o    indirectly, as a result of the Portfolio paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the "Distributor") may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Portfolio's shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolio, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the Portfolios.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Portfolios, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If your intermediary provides these services, the Adviser or the Portfolio may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.

Buying shares

------------------------------------------------------------------------------------------------------------------------------------
                   Opening an account                                       Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]             o  Make out a check for the investment amount,           o  Make out a check for the investment amount, payable
                      payable to "John Hancock Signature Services,             to "John Hancock Signature Services, Inc."
                      Inc."
                                                                            o  If your account statement has a detachable investment
                   o  Deliver the check and your completed application         slip, please complete in its entirety. If no slip is
                      to your financial representative, or mail them to        available, include a note specifying the Portfolio's
                      Signature Services (address below).                      name(s), your share class, your account number and
                                                                               the name(s) in which the account is registered.

                                                                            o  Deliver the check and your investment slip or note
                                                                               to your financial representative, or mail them to
                                                                               Signature Services (address below).
------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]             o  Call your financial representative or Signature       o  Call your financial representative or Signature
                      Services to request an exchange.                         Services to request an exchange.

                                                                            o  You may only exchange for shares of other
                   o  You may only exchange for shares of other                institutional funds, Class I shares or Money Market
                      institutional funds, Class I shares or Money             Fund Class A shares.
                      Market Fund Class A shares.
------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]             o  Deliver your completed application to your            o  Obtain wiring instructions by calling Signature
                      financial representative, or mail it to                  Services at 1-888-972-8696.
                      Signature Services.
                                                                            o  Instruct your bank to wire the amount of your
                   o  Obtain your account number by calling your               investment. Specify the fund name(s), your share
                      financial representative or Signature Services.          class, your account number and the name(s) in which
                                                                               the account is registered. Your bank may charge a fee
                   o  Obtain wiring instructions by calling Signature          to wire funds.
                      Services at 1-888-972-8696.

                   o  Instruct your bank to wire the amount of your
                      investment. Specify the fund name(s), your share
                      class, your account number and the name(s) in
                      which the account is registered. Your bank may
                      charge a fee to wire funds.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]             See "By exchange" and "By wire."                         o  Verify that your bank or credit union is a member
                                                                               of the Automated Clearing House (ACH) system.

                                                                            o  Complete the "To Purchase, Exchange or Redeem
                                                                               Shares via Telephone" and "Bank Information"
                                                                               sections on your account application.

                                                                            o  Call Signature Services between 8:30 A.M. and 5:00
                                                                               P.M. Eastern Time on most business days to verify
                                                                               that these features are in place on your account.

                                                                            o  Call your financial representative or Signature
                                                                               Services with the fund name(s), your share class,
                                                                               your account number, Address: the name(s) in which
                                                                               the account is registered and the amount of your
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

Selling shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                            To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]             o  Sales of any amount.                                  o  Write a letter of instruction indicating the fund
                                                                               name, your account number, your share class, the
                                                                               name(s) in which the account is registered and the
                                                                               dollar value or number of shares you wish to sell.

                                                                            o  Include all signatures and any additional documents
                                                                               that may be required (see next page).

                                                                            o  Mail the materials to Signature Services.

                                                                            o  A check or wire will be sent according to your
                                                                               letter of instruction.

                                                                            o  Certain requests will require a Medallion signature
                                                                               guarantee. Please refer to "Selling shares in
                                                                               writing" on the next page.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]             Amounts up to $100,000:                                  o  Redemption proceeds of up to $100,000 may be sent
                                                                               by wire or check. A check will be mailed to the
                   o  Most accounts.                                           exact name(s) and address on the account.

                   Amounts up to $5 million:                                o  To place your request with a representative at John
                                                                               Hancock Funds, call Signature Services between 8:30
                   o  Available to the following types of accounts:            A.M. and 5:00 P.M. Eastern Time on most business
                      custodial accounts held by banks, trust                  days or your financial representative.
                      companies or broker-dealers; endowments and
                      foundations; corporate accounts; group                o  Redemption proceeds exceeding $100,000 must be
                      retirement plans; and pension accounts                   wired to your designated bank account.
                      (excluding IRAs, 403(b) plans and all John
                      Hancock custodial retirement accounts.                o  Redemption proceeds exceeding $100,000 and sent by
                                                                               check will require a letter of instruction with a
                                                                               Medallion signature guarantee. Please refer to
                                                                               "Selling shares in writing" on the next page.
------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]             o  Requests by letter to sell any amount.                o  To verify that the telephone redemption privilege
                                                                               is in place on an account, or to request the forms
                   o  Qualified requests by phone to sell up to                to add it to an existing account, call Signature
                      $5 million (accounts with telephone                      Services.
                      redemption privileges).
                                                                            o  Amounts of $5 million or more will be wired on the
                                                                               next business day.

                                                                            o  Amounts up to $100,000 may be sent by EFT, wire or
                                                                               check. Funds from EFT transactions are generally
                                                                               available by the second business day. Your bank may
                                                                               charge a fee for this service.
------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]             o  Sales of any amount.                                  o  Obtain a current prospectus for the fund into which
                                                                               you are exchanging by calling your financial
                                                                               representative or Signature Services.

                                                                            o  You may only exchange for shares of other
                                                                               Institutional funds, Class I shares or Money Market
                                                                               Class A shares.

                                                                            o  Call your financial representative or Signature
                                                                               Services to request an exchange.
------------------------------------------------------------------------------------------------------------------------------------

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock).

o You are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

-------------------------------------------------------------------------------------------------------
Seller                                                     Requirements for written requests     [LOGO]
-------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts          o  Letter of instruction.
(custodial accounts for minors).
                                                           o  On the letter, the signatures of all
                                                              persons authorized to sign for the
                                                              account, exactly as the account is
                                                              registered.

                                                           o  Medallion signature guarantee, if
                                                              applicable (see above).
-------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general          o  Letter of instruction.
partner or association accounts.
                                                           o  Corporate business/organization
                                                              resolution, certified within the past 12
                                                              months, or a John Hancock Funds
                                                              business/organization certification form.

                                                           o  On the letter and the resolution, the
                                                              signature of the person(s) authorized to
                                                              sign for the account.

                                                           o  Medallion signature guarantee, if
                                                              applicable (see above).
-------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                      o  Letter of instruction.

                                                           o  On the letter, the signature(s) of the
                                                              trustee(s).

                                                           o  Copy of the trust document certified
                                                              within the past 12 months or a John
                                                              Hancock Funds trust certification form.

                                                           o  Medallion signature guarantee, if
                                                              applicable (see above).
-------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of                  o Letter of instruction signed by surviving
survivorship with a deceased co-tenant(s).                   tenant.

                                                           o  Copy of death certificate.

                                                           o  Medallion signature guarantee, if
                                                              applicable (see above).

                                                           o  Inheritance Tax Waiver (if applicable).
-------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                          o  Letter of instruction signed by executor.

                                                           o  Copy of order appointing executor,
                                                              certified within the past 12 months.

                                                           o  Medallion signature guarantee, if
                                                              applicable (see above).

                                                           o  Inheritance Tax Waiver (if applicable).
-------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other          o  Call 1-888-972-8696 for instructions.
sellers or account types not listed above.
-------------------------------------------------------------------------------------------------------


Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.


TRANSACTION POLICIES

Valuation of shares The net asset value ("NAV") per share for the Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for the Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectuses for the Underlying Funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for Class I shares of other John Hancock Funds or Money Market Class A shares. The registrations for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A Fund may change or cancel its exchange policies at any time upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The Portfolio and Funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolio's net asset values at the conclusion of the delay period. The Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The Board of Trustees of JHF III has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolio believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolio to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage a Fund. For example, the ability of the Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Fund's beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk To the extent that the Portfolio or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Portfolio's, and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased Portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the Portfolio. An Underlying Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information JHF III is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF III may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The Portfolio does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The Portfolio generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the Portfolio's fiscal year.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Retirement plans The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Disclosure of Portfolio holdings The Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the Statement of Additional Information and the Portfolio holdings information can be found at: http://www.jhfunds.com.

The holdings of the Portfolio will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of the Portfolio will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire holdings as of the applicable calendar quarter end.

Information about the Underlying Funds

--------------------------------------------------------------------------------
RISKS OF INVESTING IN UNDERLYING FUNDS

By owning shares of the Underlying Funds, the Portfolio indirectly invests, to varying degrees, in equity securities of foreign companies, including small and medium size companies, and in foreign fixed-income securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that an Underlying Fund invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an Underlying Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-income securities Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit quality risk Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an Underlying Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Underlying Fund's investments. Underlying Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities Lower rated fixed-income securities, commonly referred to as "junk" securities, are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General risks

|X| Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

|X| Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

|X| Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

|X| Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

|X| Currency fluctuations Investments in foreign securities may cause an Underlying Fund to lose money when converting investments from foreign currencies into U.S. dollars. An Underlying Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Underlying Fund could still lose money.

|X| Political and economic conditions Investments in foreign securities subject an Underlying Fund to the political or economic conditions of the foreign country. These conditions could cause Underlying Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Underlying Fund from selling its investment and taking the money out of the country.

|X| Removal of proceeds of investments from a foreign country Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay an Underlying Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an Underlying Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

|X| Nationalization of assets Investments in foreign securities subject an Underlying Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

|X| Settlement of sales Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Underlying Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

|X| Investor Protection Standards Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an Underlying Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Small and medium size companies

Small or unseasoned companies

|X| Survival of small or unseasoned companies Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

|X| Changes in earnings and business prospects Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

|X| Liquidity The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of an Underlying Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

|X| Impact of buying or selling shares Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

|X| Publicly available information There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for an Underlying Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium size companies

|X| Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Hedging and other strategic transactions Individual Funds may be authorized to use a variety of investment strategies. For example, the Underlying Funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Underlying Fund. Hedging refers to protecting against possible changes in the market value of securities an Underlying Fund already owns or plans to buy or protecting unrealized gains in the Underlying Fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

|X| exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

|X|  financial futures contracts (including stock index futures),

|X|  interest rate transactions*,

|X|  currency transactions**,

|X| swaps (including interest rate, index, equity, credit default swaps and currency swaps), and

|X|  structured noted, including hybrid or "index" securities.

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the Funds indicates which, if any, of these types of transactions may be used by the Funds.

* A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

|X| to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another,

|X| to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations,

|X|  to protect a Fund's unrealized gains in the value of its securities,

|X|  to facilitate the sale of a Fund's securities for investment purposes,

|X|  to manage the effective maturity or duration of a Fund's securities, or

|X| to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market.

The ability of an Underlying Fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes Hedging and Other Strategic Transactions it will be subject to the same risks.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS

The Portfolio may invest in any Underlying Funds. The following tables set forth for the Funds of JHF, JHF II and JHF III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the Portfolio's SAI and in the prospectuses for these Funds. The Portfolio may also invest in other Underlying Funds not described in the chart.

Funds -- John Hancock Funds

------------------------------------------------------------------------------------------------------------------------------------
                                                Estimated
Fund and subadviser(s)                          expense ratio            Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Classic Value Fund                [___]                    Seeks long-term growth of capital by investing at least
Pzena Investment Management, LLC                                         80% of its assets in equity securities of foreign
                                                                         companies of any size. Under normal circumstances, the
                                                                         fund will invest in at least six countries throughout the
                                                                         world.
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Greater China Opportunities Fund                [___]                    Seeks long-term capital appreciation by investing at
MFC Global Investment Management                                         least 80% of its assets in equity securities of companies
(U.S.A.), Limited                                                        located in China, Hong Kong or Taiwan (Greater China).
------------------------------------------------------------------------------------------------------------------------------------


Funds -- John Hancock Funds II

------------------------------------------------------------------------------------------------------------------------------------
                                                Estimated
Fund and subadviser(s)                          expense ratio            Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund                1.11%                    Seeks long-term growth of capital by normally investing
Marsico Capital Management, LLC                                          at least 65% of its assets in common stocks of foreign
                                                                         companies selected for their long-term growth potential.
                                                                         The fund may invest in companies of any size throughout
                                                                         the world and normally invests in issuers from at least
                                                                         three different countries not including the U.S. It may
                                                                         invest in common stocks of companies operating in
                                                                         emerging markets.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                    1.08%                    Seeks long-term capital appreciation by investing
Templeton Investment Counsel, Inc.                                       primarily in the common stock of smaller companies
                                                                         outside the U.S. and normally invests at least 80% of its
                                                                         net assets (plus any borrowing for investment purposes)
                                                                         in securities issued by foreign companies which have
                                                                         total stock market capitalizations or annual revenues of
                                                                         $4 billion or less ("small company securities").
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund                1.12%                    Seeks long-term capital appreciation by investing its
Dimensional Fund Advisors, Inc.                                          assets in equity securities of non-U.S. small companies
                                                                         of developed and emerging markets countries.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
International Value Fund                        0.93%                    Seeks long-term growth of capital by normally investing
Templeton Investment Counsel, Inc.                                       primarily in equity securities of companies located
                                                                         outside the U.S., including emerging markets.
------------------------------------------------------------------------------------------------------------------------------------

Funds -- John Hancock Funds III

------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                       1.08%                    Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo & LLC                                       outperform its benchmark, the S&P/Citigroup Primary
                                                                         Market Index ("PMI") Europe, Pacific, Asia Composite
                                                                         ("EPAC") Growth Style Index.* The fund typically invests
                                                                         in a diversified mix of equity investments from developed
                                                                         markets outside the U.S.
------------------------------------------------------------------------------------------------------------------------------------

*    "Standard & Poor's(R)" is a trademark of The McGraw-Hill Companies, Inc.

PORTFOLIO DETAILS

BUSINESS STRUCTURE
The diagram below shows the basic business structure used by JHF III. The Portfolio is one fund of JHF III. The Board of Trustees of JHF III oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio and the JHF III Funds.

The Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Investment management John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF III. The Adviser administers the business and affairs of JHF III and retains and compensates an investment subadviser to manage the assets of the Portfolio. The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Management fees The Portfolio pays the Adviser for its services to the Portfolio a fee that is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------

The International Allocation Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in JHF III, JHF II or JHF Funds ("Fund Assets") and (b) a fee on assets not invested in JHF III, JHF II or JHF Funds ("Other Assets").

The fee on Fund Assets is stated as an annual percentage of the current value of the net assets of the International Allocation Portfolio determined in accordance with the following schedule and that rate is applied to the Fund Assets of the International Allocation Portfolio.

                                                First            Excess over
                                                $500 million     $500 million
Net Assets of International Allocation
Portfolio invested in Fund Assets               0.050%           0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the International Allocation Portfolio, determined in accordance with the following schedule and that rate is applied to the Other Assets of the International Allocation Portfolio.

                                                First            Excess over
                                                $500 million     $500 million
Net Assets of International Allocation
Portfolio investment in Other Assets            0.500%           0.490%

                                                          Shareholders

                                                  Financial services firms and
                                                      their representatives
     Distribution and
   shareholder services
                                           Advise current and prospective shareholders on
                                          their fund investments, often in the context of
                                                    an overall financial plan.

                                  Principal distributor                         Transfer agent


                                 John Hancock Funds, LLC            John Hancock Signature Services, Inc.


                          Markets the Portfolio and distributes    Handles shareholder services, including
                             shares through selling brokers,           record- keeping and statements,
                         financial planners and other financial    distribution of dividends and processing
                                    representatives.                      of buy and sell requests.

      Subadviser                    Investment adviser
                                                                                   Custodian

 MFC Global Investment           John Hancock Investment
  Management (U.S.A.)            Management Services, LLC              State Street Bank & Trust Company
   Limited 200 Bloor                                                         2 Avenue de Lafayette
 Street East Toronto,                                                          Boston, MA 02111
Ontario, Canada M4W 1ES       601 Congress Street Boston, MA
                                        02210-2805
                                                                     Holds the Portfolio's assets, settles    Asset management
  Provides portfolio                                                all portfolio trades and collects most
   management to the      Manages the Portfolio's' business and       of the valuation data required for
      Portfolio.                  investment activities.               calculating the Portfolio's NAV.

Subadviser consultant


Deutsche Asset
Management, Inc.


345 Park Avenue


New York, New York
10154                                                       Trustees


Provides asset                                 Oversee the Portfolio's activities.
allocation consulting
services to the
subadviser.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Subadviser MFC Global (U.S.A.) is the subadviser to the Portfolio and formulates a continuous investment program for the Portfolio consistent with its investment goal and strategies. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC. The subadviser is compensated by the Adviser. The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity which is purchased by the Portfolio. The Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolio. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The subadviser is compensated by the Adviser, and not by any of the Portfolio. Similarly, DeAM is compensated by the subadviser, and not by any of the Portfolio.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Portfolio is able from time to time to change Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio managers Steve Orlich is the portfolio manager for the Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. JHF III's SAI includes additional information about the portfolio managers' compensation, the other accounts they manage and their ownership of shares of the Funds, if any.

Advisory and subadvisory contracts A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the JHF III is available in the JHF III annual report to shareholders for the period ended February 28, 2007.

Financial highlights Financial highlights are not yet available for the Portfolio which is newly organized.

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

The following document is available that offers further information on JHF III:

Statement of Additional Information (SAI)
The SAI of JHF III contains more detailed information on all aspects of the Portfolio, including a summary of the policy of JHF III regarding disclosure of the Portfolio's holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the SAI of JHF III, please contact John Hancock:
By mail: John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000
By phone: 1-800-225-5291 By EASI-Line: 1-800-338-8080 By TDD: 1-800-554-6713
On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the Portfolio from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090
By electronic request: publicinfo@sec.gov (duplicating fee required)
On the Internet: www.sec.gov
1940 Act File No. 811-21779


(C)2006 JOHN HANCOCK FUNDS, LLC        [             ]   12/06


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

                             JOHN HANCOCK FUNDS III

                                January [ ], 2007

This Statement of Additional Information ("SAI") provides information about the International Allocation Portfolio (the "Portfolio") of John Hancock Funds III ("JHF III"). The Portfolio is a separate series of JHF III and is a "fund of funds" which currently invests in a number of other funds of JHF III, John Hancock Funds II ("JHF II") and John Hancock Funds ("JHF") and may also invest in other funds for which the Portfolio's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). (Collectively with the JHF II funds, JHF III funds and JHF funds, each affiliated underlying fund referred to as the "Fund"). The Portfolio may also invest in funds where the adviser is not the same as, or affiliated with, the adviser to the Portfolio ("Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds".) This SAI contains information in addition to the information that is contained in the prospectus for the Portfolio dated January [ ], 2007. Information about other Funds that are separate series of the JHF III, JHF II and JHF is included in separate prospectuses and SAI.

This SAI is not a prospectus. It should be read in conjunction with the applicable prospectus of the Portfolios dated January [ ], 2007. Copies of the Portfolio's prospectuses dated January [ ], 2007 (the "Prospectus") can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(888)-972-8696

                                TABLE OF CONTENTS

                                                                                           Page
                                                                                           ----
Organization of the Funds...............................................................       2
Investment Objective and Policies.......................................................       2
Fund Investments........................................................................       3
Descriptions and Risks of Fund Investments..............................................       5
Use of Derivatives......................................................................      18
Investment Restrictions.................................................................      23
Those Responsible for Management........................................................      25
Investment Advisory and Other Services..................................................      30
Additional Information about the Portfolio Managers.....................................      40
Distribution Contracts..................................................................      42
Sales Compensation......................................................................      44
Net Asset Value.........................................................................      49
Initial Sales Charge on Class A Shares..................................................      50
Deferred Sales Charge on Class B and Class C Shares.....................................      53
Eligible Investors for Class R Shares...................................................      57
Special Redemptions.....................................................................      57
Additional Services and Programs........................................................      57
Purchases and Redemptions Through Third Parties.........................................      59
Description of Fund Shares..............................................................      59
Taxes...................................................................................      61
Brokerage Allocation....................................................................      68
Transfer Agent Services.................................................................      71
Custody of Portfolio....................................................................      72
Independent Registered Public Accounting Firm...........................................      72
Appendix A - Commercial Paper and Corporate Debt Ratings................................     A-1
Appendix B - Proxy Voting Summary
for the Trust and for the Subadviser....................................................     B-1
Appendix C - Policy Regarding Disclosure of Portfolio Holdings..........................     C-1
Appendix D - Portfolio Manager Information..............................................     D-1

ORGANIZATION OF THE FUNDS

The Portfolio is a series of JHF III, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.

John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Portfolio. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$372 billion (US$319 billion) as of December 31, 2005.

Manulife Financial Corporation trades as `MFC' on the TSX, NYSE and PSE, and under `0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.


INVESTMENT OBJECTIVE AND POLICIES

The principal strategies and risks of investing in the Portfolio are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Portfolio may be changed without shareholder approval.

Diversified and Non-Diversified Funds: As set forth in "Investment Restrictions" below, certain Funds are "diversified" funds and, accordingly, are required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), which require that at least 75% of the value of a "diversified" fund's total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purpose of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

As stated in the Prospectus, the Portfolio is a "non-diversified" fund under the 1940 Act, and as such is not required to satisfy the "diversified" requirements stated above. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to the Portfolio resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

However, all funds, whether diversified or non-diversified, must meet diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

FUND INVESTMENTS

The Portfolio as a fund of funds is expected to invest primarily in other investment companies. The following chart indicates the types of investments that the Portfolio and the Funds may be investing in are generally permitted (but not required) to make. The Portfolio and its Funds may, however, make other types of investments provided such an investment is consistent with their investment objective and policies and their investment restrictions do not expressly prohibit it from so doing.

------------------------------------------------------------------------------------------
                                                              International Allocation
                                                              Portfolio
------------------------------------------------------------------------------------------
Domestic Equity Securities                                                 X
------------------------------------------------------------------------------------------
Preferred Stocks                                                           X
------------------------------------------------------------------------------------------
Convertible Securities                                                     X
------------------------------------------------------------------------------------------
Securities of Foreign Issuers                                              X
------------------------------------------------------------------------------------------
Securities of Foreign Issuers (Traded on U.S. Exchanges)                   X
------------------------------------------------------------------------------------------
Securities of Emerging Market Issuers or Countries                         X
------------------------------------------------------------------------------------------
Depository Receipts                                                        X
------------------------------------------------------------------------------------------
Illiquid Securities                                                        X
------------------------------------------------------------------------------------------
Futures and Options                                                        X
------------------------------------------------------------------------------------------
REITs                                                                      X
------------------------------------------------------------------------------------------
Swap Contracts                                                             X
------------------------------------------------------------------------------------------
Repurchase Agreements                                                      X
------------------------------------------------------------------------------------------
Investment Companies (including exchange traded funds)                     X
------------------------------------------------------------------------------------------
Cash and Other High Quality Investments                                    X
------------------------------------------------------------------------------------------
Long and Medium Term Corporate and Gov't Bonds                             X
------------------------------------------------------------------------------------------
Short-term Corporate and Government Bonds                                  X
------------------------------------------------------------------------------------------
Foreign Currency Transactions                                              X
------------------------------------------------------------------------------------------
Warrants and Rights                                                        X
------------------------------------------------------------------------------------------

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices and securities in which the Funds may engage and the risks associated with their use. The Portfolio may invest directly in certain of the following securities and it will have similar risk as the Funds' investments in these types of securities. Please refer to description of the Portfolio in the Prospectus and "Fund Investments" in this SAI regarding the practices in which the Portfolio may engage.

Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Preferred stocks. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Securities of Foreign Issuers. Certain Funds may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges and foreign securities traded in foreign and local markets on foreign exchanges.

ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect a Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of a Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. See "Securities of Emerging Market Issuers or Countries" below.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as a Fund. If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in U.S. securities. In such event, a Fund would review its investment objective and investment policies to determine whether changes are appropriate.

A Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.

Securities of Emerging Market Issuers or Countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.

Depository Receipts. Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

Illiquid Securities. Each Fund will not invest more than 15% of its net assets in illiquid investments.

For this purpose, "illiquid securities" may include certain securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

Hedging and Other Strategic Transactions. The Funds are authorized to use a variety of investment strategies. The strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by a Fund (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market.

Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in a Fund. These strategies may also be used to gain exposure to a particular market.

A detailed discussion of "Hedging and Other Strategic Transactions" follows. No Fund is obligated to pursue any of the strategies and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a Fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended (the "CEA"), applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

-exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments; -financial futures contracts (including stock index futures);
-interest rate transactions;*
-currency transactions;**
-swaps (including interest rate, index, equity, total return, credit default swaps and currency swaps); or
-structured notes, including hybrid or "index" securities.
* A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.
** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:
-to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations;
-to protect a Fund's unrealized gains in the value of its securities;
-to facilitate the sale of a Fund's securities for investment purposes;
-to manage the effective maturity or duration of a Fund's securities;
-to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or -to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Options and Futures. Many of the Funds may use options and futures for various purposes. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect a Fund's performance.

Options. Funds that use options (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

Writing Options. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by a Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.

A Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.

If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, a Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, a Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to affect a closing purchase or a closing sale transaction at any particular time. An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. If a Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

Purchasing Options. In order for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. A Fund's purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Risk Factors in Options Transactions. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer's gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange"), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to affect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).

The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Adviser, and other clients of the Adviser may constitute such a group. These limits may restrict a Fund's ability to purchase or sell options on a particular security.

An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See "Swap Contracts and Other Two-Party Contracts -- Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts" below.

Futures. To the extent consistent with applicable law, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities ("single stock futures") or securities indices, interest rates, and (to the extent a Fund is permitted to invest in commodities and commodity-linked derivative instruments) commodities or commodities indices.

A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.

In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Index Futures. Some Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract's term are required to settle on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of foreign stock Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Interest Rate Futures. Some Funds may engage in a variety of transactions involving the use of futures on interest rates, including in connection with a Fund's investments in U.S. government securities and other fixed income securities.

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

A Fund's ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.

Risk Factors in Futures Transactions. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract or the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only by purchasing a futures contract on the exchange on which the Index Futures are traded.

The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Adviser to forecast correctly the direction and extent of exchange rate, interest rate, and stock and commodity price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return would be less than if it had not engaged in the hedging transaction.

As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund's net asset value will fluctuate with the value of the instrument as if it were already in the Fund's portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against such counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.

If a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities or commodities index underlying the long futures position underperforms the securities or commodities index underlying the short futures position.

The Funds' ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

Real Estate Investment Trusts. ("REITs") REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which a Fund may invest, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.

In general, the value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in some markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act. See "Taxes" below for a discussion of special tax considerations relating to a Fund's investment in REITs.

Swap Contracts and Other Two-Party Contracts. Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as options, futures, and related options.

Swap Contracts. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap", two parties agree to exchange returns (or differentials in rates of return) calculated on a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

Interest Rate and Currency Swap Contracts. The parties to interest rate swaps agree to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). The parties to currency swaps agree to pay or receive fluctuations in the notional amount of two different currencies (e.g., an exchange of payments on fluctuations in the value of the U.S. dollar relative to the Japanese yen).

Equity Swap Contracts, Commodities Swap Contracts and Contracts for Differences. The parties to equity swap contracts agree to exchange returns calculated on a notional amount of an equity index (e.g., the S&P 500 Index), basket of equity securities, or individual equity security. The parties to commodity swap contracts agree to exchange returns on the notional amount of a commodity index (e.g., the Goldman Sachs Commodity Index), basket of commodities, or individual commodity.

If a Fund enters into an equity or commodity swap contract (long or short), the Fund's net asset value will fluctuate with changes in the value of the equity or commodity index, basket of equity securities or commodities, or individual equity security or commodity on which the swap is based. The fluctuation will be the same as it would be if the Fund had purchased or sold the notional amount of securities or commodities comprising the index, securities or commodities comprising the basket, or individual security or commodity, as the case may be.

Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. The Fund's return is based on changes in value of theoretical, long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two legs of the contract. The Funds will only enter into contracts for differences (and analogous futures positions) when the Adviser believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. If the short basket outperforms the long basket, however, the Fund will realize a loss -- even in circumstances when the securities in both the long and short baskets appreciate in value.

Interest Rate Caps, Floors and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, they will be subject to similar risks. See "Risks Associated with Options Transactions" and "Risks Associated with Futures Transactions" above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls between two specified interest rates.

Total Return swaps. A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts. A Fund may close out a swap, contract for differences, cap, floor, collar, or OTC option only with the counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Adviser monitors the creditworthiness of OTC derivatives counterparties.

Typically, a Fund will enter into these transactions only with counterparties who, at the time it enters into a transaction, have long-term debt ratings of A or higher by Standard & Poor's or Moody's. Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's.

Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars and Interest Rate and Currency Swap Contracts. Each Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

Repurchase Agreements. A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in attempted enforcement.

Investment Companies. A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the net asset value of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of ETFs is based on the net asset value of a basket of stocks. Some ETFs have obtained an exemptive order from the Securities and Exchange Commission that allows mutual funds, like the Funds, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.

Cash and Other High Quality Instruments. Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. A Fund seeks to minimize credit risk by investing only in high quality money market securities.

Foreign Currency Transactions. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark. Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement (see "Futures" for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

Warrants and Rights. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

U.S. Government and Foreign Government Securities. U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises, but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

Like other fixed income securities, U.S. government securities and foreign government securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, the value of an investment in a Fund which holds U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Funds may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may also be necessary in order for the Adviser to reallocate assets among the sectors. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Funds' portfolio turnover rates are set forth in the table under the caption "Financial Highlights" in the Prospectus.

Securities Lending. A Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, a Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of each Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.


USES OF DERIVATIVES

Introduction and Overview

Derivative Policies. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the Funds' Prospectus.

Function of Derivatives in Funds. The Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

Derivative Exposure. Generally, stocks constitute the majority of the holdings in each Fund, although derivative positions may comprise a significant portion of the total assets.

Counterparty Creditworthiness. The Subadviser monitors the creditworthiness of OTC derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties who, at the time it enters into a transaction, have long-term debt ratings of A or higher by Standard & Poor's or Moody's (or, if unrated, have comparable credit ratings as determined by the Subadviser ). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's. See Appendix A --"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term debt ratings.

Use of Derivatives by the Funds

U.S. Funds. Funds in this group include: U.S. Core Fund, U.S. Quality Equity Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, Growth Opportunities Fund, and Value Opportunities Fund.

Types of Derivatives Used by the U.S. Funds:

     o    Options, futures contracts, and related options on securities indexes

     o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

     o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

     o Contracts for differences, i.e., equity swaps that contain both long and short equity components

Uses of Derivatives by the U.S. Funds:

Hedging

     o Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

     o Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing it to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). A Fund also may use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual markets, sectors, and equities.

Risk Management - Synthetic Sales and Purchases
A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Adviser believed that stocks of another industry would outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases generally will be unwound as actual portfolio securities are sold and purchased.

International Funds. Funds in this group include: International Core Fund, International Growth Fund, and Global Fund.

Types of Derivatives Used by the International Funds (other than foreign currency derivative transactions):

     o    Options, futures contracts, and related options on securities indexes

     o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities

     o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities

     o Contracts for differences, i.e., equity swaps that contain both long and short equity components

     o    Warrants and rights

Uses of Derivatives by the International Funds (other than foreign currency derivative transactions):

Hedging

     o Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

     o Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment
A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual countries and equities.

Risk Management - Synthetic Sales and Purchases
A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund holds a large proportion of stocks of a particular market and the Adviser believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Foreign Currency Derivative Transactions Employed by the International Funds:

     o    Buying and selling spot currencies

     o    Forward foreign currency contracts

     o    Currency futures contracts and related options

     o    Options on currencies

     o    Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the International Funds:

Hedging

     o Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies.

     o Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.

     o Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Adviser believes is highly correlated to the currency being hedged.

Investment
A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management
Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

A Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. A Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). However, a Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Portfolio's outstanding voting securities which, as used in the Prospectus and this SAI, means the approval by the lesser of (1) the holders of 67% or more of the Portfolio's shares represented at a meeting if more than 50% of the Portfolio's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Portfolio's outstanding shares.

Without approval of a majority of the outstanding voting securities of the Portfolio, JHF III will not take any of the following actions with respect to the Portfolio or as indicated:

(1) Borrow money except under the following circumstances: (i) The Portfolio may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) The Portfolio may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) The Portfolio may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

     Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) May purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Make short sales of securities or maintain a short position for the Portfolio's account unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Porftolio may be deemed to be an underwriter for purposes of the 1933 Act.

(5) Purchase or sell real estate except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that deal in real estate or interests therein, including securities of real estate investment trusts, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

(6) Make loans, except the Portfolio (i) may lend portfolio securities in accordance with its investment policies up to 33 1/3% of the Portfolio's total assets taken at market value, (ii) may enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of securities.

(7) Purchase securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of the Portfolio's investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

     For purposes of the concentration policy a fund-of-funds, if any, will look through to the portfolio holdings of the underlying funds in which it invests and will aggregate the holdings of the underlying funds to determine concentration in a particular industry in accordance with the above policy. For purposes of this policy only those underlying funds that are part of the John Hancock family of funds will be aggregated; a fund-of-funds will not aggregate underlying fund holdings, if any, in non-John Hancock funds.

(8) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell financial futures contracts and options thereon.

(9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Portfolio covers such securities by earmarking and maintaining certain assets on the books and records of the Portfolio's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(10) The International Growth Fund is restricted from causing less than 75% of the value of the Fund's total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

JHF III will not take any of the following actions with respect to the Portfolio or as indicated:

(1)  Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.

(2) Invest for the purpose of exercising control over or management of any company.

(3) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

     Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

     For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) May pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Portfolio's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of JHF III, an open-end management investment company, is managed by its Trustees, including certain Trustees who are not "interested persons" of the Portfolio or JHF III (as defined by the 1940 Act) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Portfolio and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Portfolio are also officers or Directors of the Adviser, or officers and Directors of the principal distributor to the Portfolio, John Hancock Funds, LLC (the "Distributor").

Independent Trustees:

--------------------------------------------------------------------------------------------------------------
Name, Address             Trustee/             Principal Occupation(s) and other             Number of John
And Age                   Officer              Directorships During Past 5 Years             Hancock  Funds
                          Since/Position(s)                                                  Overseen by
                          Held with Fund                                                     Trustee
--------------------------------------------------------------------------------------------------------------
Charles L. Bardelis       Trustee              President and Executive Officer, Island             209
601 Congress Street       (since 2005)         Commuter Corp. (Marine Transport).
Boston, MA  02210
Born: 1941                                     Trustee of John Hancock Trust (since 1988)
                                               and John Hancock Funds II (since 2005).
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Peter S. Burgess          Trustee (since       Consultant (financial, accounting and               209
601 Congress Street       2005)                auditing matters (since 1999); Certified
Boston, MA 02210                               Public Accountant;  Partner, Arthur
Born: 1942                                     Andersen (prior to 1999).

                                               Director of the following publicly traded
                                               companies: PMA Capital Corporation (since
                                               2004) and Lincoln Educational Services
                                               Corporation (since 2004).

                                               Trustee of John Hancock Trust (since 2005),
                                               and John Hancock Funds II (since 2005).
--------------------------------------------------------------------------------------------------------------
Elizabeth G. Cook         Trustee              Expressive Arts Therapist, Massachusetts            209
601 Congress Street       (since 2005)         General Hospital (September 2001 to
Boston, MA 02210                               present); Expressive Arts Therapist, Dana
Born: 1937                                     Farber Cancer Institute (September 2000 to
                                               January 2004); President, The Advertising
                                               Club of Greater Boston.

                                               Trustee of John Hancock Trust (since 2005)
                                               and John Hancock Funds II (since 2005).
--------------------------------------------------------------------------------------------------------------
William H. Cunningham     Trustee              Former Chancellor, University of Texas              160
Born:  1944               (since 2005)         System and former President of the
                                               University of Texas, Austin, Texas;
                                               Chairman and CEO, IBT Technologies (until
                                               2001); Director of the following: Hire.com
                                               (until 2004), STC Broadcasting, Inc. and
                                               Sunrise Television Corp. (until 2001),
                                               Symtx, Inc.(electronic manufacturing)
                                               (since 2001), Adorno/Rogers Technology,
                                               Inc. (until 2004), Pinnacle Foods
                                               Corporation (until 2003), rateGenius (until
                                               2003), Lincoln National Corporation
                                               (insurance) (since 2006), Jefferson-Pilot
                                               Corporation (diversified life insurance
                                               company) (until 2006), New Century Equity
                                               Holdings (formerly Billing Concepts) (until
                                               2001), eCertain (until 2001), ClassMap.com
                                               (until 2001), Agile Ventures (until 2001),
                                               AskRed.com (until 2001), Southwest
                                               Airlines, Introgen and Viasystems Group,
                                               Inc. (electronic manufacturer) (until
                                               2003); Advisory Director, Interactive
                                               Bridge, Inc. (college fundraising) (until
                                               2001); Advisory Director, Q Investments
                                               (until 2003); Advisory Director, JP Morgan
                                               Chase Bank (formerly Texas Commerce Bank -
                                               Austin), LIN Television (since 2002),
                                               WilTel Communications (until 2003) and
                                               Hayes Lemmerz International, Inc.
                                               (diversified automotive parts supply
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                               company) (since 2003).

                                               Trustee of John Hancock Funds (since 1988)
                                               and John Hancock Funds II (since 2005).
--------------------------------------------------------------------------------------------------------------
Charles L. Ladner         Trustee              Chairman and Trustee, Dunwoody Village,             160
Born:  1938               (since 2005)         Inc. (retirement services) (until 2003);
                                               Senior Vice President and Chief Financial
                                               Officer, UGI Corporation (public utility
                                               holding company) (retired 1998); Vice
                                               President and Director for AmeriGas, Inc.
                                               (retired 1998); Director of AmeriGas
                                               Partners, L.P (gas distribution) . (until
                                               1997); Director, EnergyNorth, Inc. (until
                                               1995); Director, Parks and History
                                               Association (since 2007).

                                               Trustee of John Hancock Funds (since 1994)
                                               and John Hancock Funds II (since 2005).
--------------------------------------------------------------------------------------------------------------
Hassell H. McClellan      Trustee              Associate Professor, The Wallace E. Carroll         209
601 Congress Street       (since 2005)         School of Management, Boston College.
Boston, MA 02210
Born: 1945                                     Trustee of John Hancock Trust (since 2005)
                                               and John Hancock Funds II (since 2005).
--------------------------------------------------------------------------------------------------------------
James. M. Oates           Trustee              Managing Director, Wydown Group (financial          209
601 Congress Street,      (since 2005)         consulting firm)(since 1994);  Chairman,
Boston, MA 02210                               Emerson Investment Management, Inc. (since
Born: 1946                                     2000); Chairman, Hudson Castle Group, Inc.
                                               (formerly IBEX Capital Markets, Inc.)
                                               (financial services company) (since 1997).
                                               Director of the following publicly traded
                                               companies: Stifel Financial (since 1996);
                                               Investor Financial Services Corporation
                                               (since 1995); and Connecticut River
                                               Bancorp, Director (since 1998). Director,
                                               Phoenix Mutual Funds (since 1988;
                                               overseeing 20 portfolios).

                                               Trustee of John Hancock Trust (since 2004)
                                               and John Hancock Funds II (since 2005);
--------------------------------------------------------------------------------------------------------------

(1) Because JHF III does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

Non-Independent Trustee

---------------------------------------------------------------------------------------------------------------
Name, Address             Trustee/               Principal Occupation(s) and other             Number of John
And Age                   Officer                Directorships During Past 5 Years             Hancock  Funds
                          Since/Position(s)                                                    Overseen by
                          Held with Fund                                                       Trustee
---------------------------------------------------------------------------------------------------------------
James R. Boyle (1)        Trustee                President, John Hancock Annuities;                  262
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
601 Congress Street       (since 2005)           Executive Vice President, John Hancock Life
Boston, MA  02210                                Insurance Company (since June, 2004);
Born:  1959                                      President U.S. Annuities; Senior Vice
                                                 President, The Manufacturers Life Insurance
                                                 Company (U.S.A) (prior to 2004).
---------------------------------------------------------------------------------------------------------------

(1) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Principle Officers who are not Trustees

--------------------------------------------------------------------------------------------------------------
Name, Address             Trustee/               Principal Occupation(s) and other            Number of John
And Age                   Officer                Directorships During Past 5 Years            Hancock  Funds
                          Since/Position(s)                                                   Overseen by
                          Held with Fund                                                      Trustee
--------------------------------------------------------------------------------------------------------------
Keith Hartstein (3)       President              Senior Vice President, Manulife Financial          N/A
601 Congress Street       (since 2005)           Corporation (since 2004); Director,
Boston, MA  02210                                President and Chief Executive Officer, the
Born: 1956                                       Adviser, The Berkeley Group, John Hancock
                                                 Funds, LLC (since 2005); Director, MFC
                                                 Global Investment Management (U.S.), LLC
                                                 ("MFC Global (U.S.)") (since 2005);
                                                 Director, John Hancock Signature
                                                 Services, Inc. (since 2005); President
                                                 and Chief Executive Officer, John Hancock
                                                 Investment Management Services, LLC
                                                 (since 2006); President and Chief
                                                 Executive Officer, John Hancock Funds II,
                                                 John Hancock Funds III, and John Hancock
                                                 Trust; Director, Chairman and President,
                                                 NM Capital Management, Inc. (since 2005);
                                                 Chairman, Investment Company Institute
                                                 Sales Force Marketing Committee (since
                                                 2003); Director, President and Chief
                                                 Executive Officer, MFC Global (U.S.)
                                                 (2005-2006); Executive Vice President,
                                                 John Hancock Funds, LLC (until 2005).
--------------------------------------------------------------------------------------------------------------
John Vrysen (3)           Chief Financial        Executive Vice President and Chief                 N/A
601 Congress Street       Officer                Financial Officer, John Hancock Funds,
Boston, MA  02210         (since 2005)           LLC, July 2005 to present;  Senior Vice
Born: 1955                                       President and General Manager, Fixed
                                                 Annuities, John Hancock Financial
                                                 Services, September 2004 to July 2005;
                                                 Executive Vice President, Operations,
                                                 Manulife Wood Logan, July 2000 to
                                                 September 2004.
--------------------------------------------------------------------------------------------------------------
Francis V. Knox, Jr.      Chief Compliance       Vice President and Chief Compliance                N/A
Born:  1947               Officer                Officer, John Hancock Investment
                          (Since 2005)           Management Services, LLC, the Adviser
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                 and MFC Global (U.S.) (since 2005); Chief
                                                 Compliance Officer, John Hancock Funds,
                                                 John Hancock Funds II, John Hancock Funds
                                                 III and John Hancock Trust (since 2005);
                                                 Vice President and Assistant Treasurer,
                                                 Fidelity Group of Funds (until 2004);
                                                 Vice President and Ethics & Compliance
                                                 Officer, Fidelity Investments (until
                                                 2001).
--------------------------------------------------------------------------------------------------------------
Gordon Shone (3)          Treasurer              Treasurer, John Hancock Funds (since               N/A
601 Congress Street       (Since 2005)           2006); John Hancock Funds II, John Hancock
Boston, MA  02210                                Funds III and John Hancock Trust (since
Born: 1956                                       2005); Vice President and Chief Financial
                                                 Officer, John Hancock Trust (2003-2005);
                                                 Senior Vice President, John Hancock Life
                                                 Insurance Company (U.S.A.) (since 2001);
                                                 Vice President, John Hancock Investment
                                                 Management Services, Inc. and John
                                                 Hancock Advisers, LLC (since 2006), The
                                                 Manufacturers Life Insurance Company
                                                 (U.S.A.) (1998 to 2000).
--------------------------------------------------------------------------------------------------------------
Thomas M. Kinzler (3)     Secretary and Chief    Vice President and Counsel for John                N/A
601 Congress Street       Legal Officer          Hancock Life Insurance Company (U.S.A.)
Boston, MA  02110         (since 2006)           (since 2006); Secretary and Chief Legal
Born:  1955                                      Officer, John Hancock Funds, John Hancock
                                                 Funds II, John Hancock Funds III and John
                                                 Hancock Trust (since 2006); Vice
                                                 President and Associate General Counsel
                                                 for Massachusetts Mutual Life Insurance
                                                 Company (1999-2006); Secretary and Chief
                                                 Legal Counsel for MML Series Investment
                                                 Fund (2000-2006); Secretary and Chief
                                                 Legal Counsel for MassMutual
                                                 Institutional Funds (2000-2004);
                                                 Secretary and Chief Legal Counsel for
                                                 MassMutual Select Funds and MassMutual
                                                 Premier Funds (2004-2006).
--------------------------------------------------------------------------------------------------------------

(1) Because JHF III does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.
(2) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.
(3)  Affiliated with the investment adviser.

At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Ladner are Audit Committee members); (ii) a Nominating and Governance Committee composed of all of the Independent Trustees;
(iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Messrs. Cunningham and McClellan are Compliance Committee members); and (iv) three Investment Committees, each composed solely of disinterested Trustees. The Audit Committee is responsible for the review of internal and external accounting and auditing procedures of the Trust and, among other things, the consideration and selection of independent accountants for the Trust, approval of all significant services proposed to be performed by its independent accountants and consideration of the possible effect of such services on the auditors' independence. The Nominating and Governance Committee is responsible for consideration and nomination of Independent Trustee candidates. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, MA 02210. The Compliance Committee reviews and makes recommendations to the full Board regarding certain compliance matters relating to the Trust. Each Investment Committee reviews investment matters relating to a particular group of Funds. For the period ended August 31, 2006, the Audit Committee, Compliance Committee and each of the Investment Committees held three meeting; the Nominating Committee held no meetings.

Compensation of Trustees and Officers

The following table provides information regarding the compensation paid by JHF III and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of JHF III for their services. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board chairman receives a $10,000 annual retainer. JHF III does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to JHF III pursuant to the Advisory Agreement described below and receives no compensation from JHF III. The other named officers receive no compensation from JHF III, and are compensated by the Adviser and/or affiliates for their services. The officers of JHF III may spend only a portion of their time on the affairs of JHF III.


                             Compensation Table (1)

---------------------------------------------------------------------------------------------
                                                                Total Compensation from
                                                                        JHF III
Independent                    Total Compensation from         and the John Hancock Fund
Trustees                               JHF III                        Complex (2)
---------------------------------------------------------------------------------------------
Charles L. Bardelis                     $0.00                           $130,500
---------------------------------------------------------------------------------------------
Peter S. Burgess                        $0.00                            $72,200
---------------------------------------------------------------------------------------------
Elizabeth Cook                          $0.00                           $170,500
---------------------------------------------------------------------------------------------
William H. Cunningham                   $0.00                           $109,171 (3)
---------------------------------------------------------------------------------------------
Charles L. Ladner                       $0.00                           $149,790
---------------------------------------------------------------------------------------------
Hassell H. McClellan                    $0.00                           $143,500
---------------------------------------------------------------------------------------------
James M. Oates                          $0.00                           $130,500
---------------------------------------------------------------------------------------------

(1) Compensation received for services as Trustee or officer. JHF III does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF III does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2) Total compensation paid by the John Hancock Fund Complex (including two registered investment companies with a total of 147 funds) to the Independent Trustees is for the fiscal year ended August 31, 2005.

(3) As of August 28, 2005, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $125,996 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

Trustee Ownership of Shares of the Funds

JHF III commenced operations on June 12, 2006, and none of the Trustees of JHF III beneficially owned any shares of the Funds as of that date. The following table provides a dollar range indicating each Trustee's aggregate beneficial ownership of shares of all Funds in the John Hancock Fund Complex overseen by the Trustee as of October 1, 2006.

--------------------------------------------------------------------------------------------------------------
                                  Dollar Range of Equity Securities      Aggregate Dollar Range of Holdings
                                  owned in JHF III                       in Funds of the John Hancock Funds
Name of Trustee                                                          Complex Overseen by Trustee
--------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------
Charles L. Bardelis                                --                              $100,001 or more
--------------------------------------------------------------------------------------------------------------
Peter S. Burgess                                   --                                     --
--------------------------------------------------------------------------------------------------------------
Elizabeth Cook                                     --                                     --
--------------------------------------------------------------------------------------------------------------
William H. Cunningham                              --                            $10,001- 50,000 (1)
--------------------------------------------------------------------------------------------------------------
Charles L. Ladner                                  --                              $100,001 or more
--------------------------------------------------------------------------------------------------------------
Hassell H. McClellan                               --                                     --
--------------------------------------------------------------------------------------------------------------
James M. Oates                                     --                              $100,001 or more
--------------------------------------------------------------------------------------------------------------
Interested Trustee                                                                        --
--------------------------------------------------------------------------------------------------------------
James Boyle                                        --                                     --
--------------------------------------------------------------------------------------------------------------

(1) JHF III does not participate in the Plan. Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the Funds in the John Hancock Fund Complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2005, the "Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee" would be over $100,000 for Mr. Cunningham.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The Portfolio will commence operations on or following the date of this SAI and, therefore, the officers and Trustees of the Portfolio as a group beneficially owned no shares of any class of any Portfolio. No shareholders beneficially owned 5% or more of the outstanding shares of the Portfolio. However, as of December 29, 2006, the Adviser owns [10,000] shares for [$100,000 ($10.00 per share)] of seed capital of the Portfolio.


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of the Adviser is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (the "Life Company") and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. MFC Global Investment Management (U.S.A.) Limited acts as the Portfolio's subadviser (the "Subadviser").

JHF III has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser administers the business and affairs of JHF III. The Adviser is responsible for performing or paying for various administrative services for JHF III, including providing at the Adviser's expense:

|X|  office space and all necessary office facilities and equipment, and

|X| individuals who are directors, officers or employees of Adviser to serve (if duly elected or appointed) as Trustees or President of the Acquiring Fund, without remuneration from or other cost to the Acquiring Fund.

The Adviser shall, at the Portfolio's expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to custodian, transfer agency or service agreements executed by the Portfolio. The Adviser shall also furnish to the Portfolio, at the Portfolio's expense, any personnel necessary for these functions.

The Adviser pays the cost of any advertising or sales literature relating solely to the Portfolio, the cost of printing and mailing Prospectuses to persons other than current shareholders of the Portfolio.

In addition to providing the services described above, the Adviser selects, contracts with, and compensates a subadviser to manage the investment and reinvestment of the assets of the Portfolio. The Adviser monitors the compliance of such subadviser with the investment objectives and related policies of the Portfolio, and reviews the performance of such subadvisers and reports periodically on such performance to the Portfolio's Board of Trustees.

The Portfolio bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Portfolio's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Portfolio (including an allocable portion of the cost of the Adviser's employees rendering such services to the Portfolio; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

The Trust will pay the Adviser, as full compensation for all services provided under the Advisory Agreement with respect to the Portfolio, the fee computed separately for such Fund at an annual rate as follows:


           Funds and Annual Percentage Rates of Aggregate Net Assets*

The Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in JHF III, JHF II or JHF Funds ("Fund Assets") and (b) a fee on assets not invested in JHF III, JHF II or JHF Funds ("Other Assets").

The fee on Fund Assets is stated as an annual percentage of the current value of the net assets of the International Allocation Portfolio determined in accordance with the following schedule and that rate is applied to the Fund Assets of the International Allocation Portfolio.

                                                First            Excess over
                                                $500 million     $500 million
Net Assets of International Allocation
Portfolio invested in Fund Assets               0.050%           0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the International Allocation Portfolio, determined in accordance with the following schedule and that rate is applied to the Other Assets of the International Allocation Portfolio.


                                                First            Excess over
                                                $500 million     $500 million
Net Assets of International Allocation
Portfolio investment in Other Assets            0.500%           0.490%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

The Adviser has agreed contractually to waive fees or reimburse the Portfolio an amount equal to the amount by which the Portfolio's total expenses (excluding: taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, fees under any agreements or plans of the Trust relating to services for shareholders, and printing and postage) exceeds its expense limit, as indicated in the table below:

Fund                                      Expense Limit
----                                      -------------
International Allocation Portfolio             [ ]%

The Adviser has further agreed contractually to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares of the Portfolio (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) exceeds the percentage of average annual net assets (on an annualized basis) attributable to such class of shares of the Portfolio as follows:

Fund                                         Class A         Class B        Class C         Class I
----
International Allocation Portfolio             [ ]%            [ ]%           [ ]%           [ ]%

Securities held by the Portfolio may also be held by other Funds or investment advisory clients for which the Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Portfolio or for other Funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective Funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreement.

Under the Advisory Agreement, the Portfolio may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Portfolio (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Approval of Advisory and Subadvisory Agreements by The Board Of Trustees

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory agreements of the Portfolio is available in the annual report to shareholders for the period ended February 28, 2007.

Proxy Voting Policies

JHF III's proxy voting policies and procedures (the "Trust's Procedures") delegate to the Subadviser the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the Subadviser's proxy voting policies and procedures. A Subadviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Trust's Procedures and the proxy voting procedures of the Subadviser is set forth in Appendix B to this SAI.

It is possible that conflicts of interest could arise for a Subadviser when voting proxies. Such conflicts could arise, for example, when the Subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a Subadviser becomes aware of a material conflict of interest, the Trust's Procedures generally require the Subadviser to follow any conflicts procedures that may be included in the Subadvisers proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

          (a) voting pursuant to the recommendation of a third party voting service;

          (b)  voting pursuant to pre-determined voting guidelines; or

          (c)  referring voting to a special compliance or oversight committee.

The specific conflicts procedures of the Subadviser are set forth in its proxy voting procedures included in Appendix B. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.

Although the Subadviser has a duty to vote all proxies on behalf of the portfolios it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the Subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. A subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC's website at http://www.sec.gov.

DISTRIBUTION CONTRACTS

The Trust has a Distribution Agreement with John Hancock Funds, LLC. Under the agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the Portfolio. Shares of each Portfolio are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Portfolio. The Distributor accepts orders for the purchase of the shares of the Portfolio that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of Portfolio shares, the Distributor and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C, , the Selling Firm receives compensation immediately but the Distributor is compensated on a deferred basis.

Because the Portfolio has not completed a full year of operations as of the date of this SAI, no information regarding underwriting commissions is included.

The Portfolio's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares shares of the Portfolio's average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the Portfolio's average daily net assets attributable to each class of shares. The distribution fees will be used to compensate the Distributor for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of the Distributor) engaged in the sale of Portfolio shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Portfolio shares. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.

The Portfolio pays, and will continue to pay, a management fee to John Hancock Investment Management Services, LLC pursuant to the advisory agreement between the Portfolio and the Adviser. The Adviser may use its management fee revenue, as well as its past profits or its other resources from any other source, to make payments with respect to any expenses incurred in connection with the distribution of shares. To the extent that the payment of management fees by the Portfolio to the Adviser should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the meaning of Rule 12b-1, then such payment shall be deemed to be authorized by the appropriate 12b-1 Plan.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, the Distributor provides the Portfolio with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as each Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Portfolio's outstanding shares of the applicable class upon 60 days' written notice to the Distributor. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Portfolio which has voting rights with respect to that Plan. Each Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Portfolio. The holders of Class A, Class B, Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Portfolio.

Class I shares of the Portfolio are not subject to any distribution plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class I shares will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the Plan for any other class of shares.

Amounts paid to the Distributor by any class of shares of the Portfolio will not be used to pay the expenses incurred with respect to any other class of shares of the Portfolio; provided, however, that expenses attributable to the Portfolio as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Portfolio may participate in joint distribution activities with other Portfolio and the costs of those activities will be borne by the Portfolio in proportion to the relative NAV of the participating Fund.


SALES COMPENSATION

As part of its business strategy, the Funds, along with the Distributor, pays compensation to Selling Firms that sell the Funds' shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The primary sources of Selling Firm compensation payments for sales of shares of the Funds are (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a Fund's assets and (2), in the case of Class A, Class B and Class C shares, sales charges paid by investors. The sales charges and the 12b-1 fees are detailed in the Prospectuses and under "Distribution Agreements" in this SAI. For Class NAV shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.

Initial compensation. Whenever you make an investment in Class A, Class B or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described on the "First Year Broker or Other Selling Firm Compensation" table. The Selling Firm also receives the first year's 12b-1 service fee at that time.

Annual Compensation. For Class A, Class B and Class C shares of a Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Many firms that sell shares of the Funds receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to promote the sale of the Funds' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor's promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.

As of June 30, 2006, the following member firms of the National Association of Securities Dealers, Inc. ("NASD") have arrangements in effect with the Distributor pursuant to which the firm is entitled to a revenue sharing payment:

1st Global Capital Corp.
A. G.  Edwards & Sons, Inc.
AIG Financial Advisors, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC
Berthel, Fisher & Company Financial Services, Inc.
BNY Investment Center Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
CUSO Financial Services, L.P.
Ferris, Baker, Watts Incorporated
First Tennessee Brokerage, Inc.
H.D. Vest Investment Services
ING Financial Partners, Inc.
Investacorp, Inc.
Janney Montgomery Scott LLC
J.J.B. Hilliard, W. L. Lyons, Inc.
Lincoln Financial Advisors Corporation
Linsco/Private Ledger Corp.
Merrill, Lynch, Pierce, Fenner, & Smith Incorporated
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
National Planning Corporation
Oppenheimer & Co., Inc.
Piper Jaffray & Co.
Raymond James & Associates, Inc.
RBC Dain Rauscher Inc.
Securities America, Inc.
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
UVEST Financial Services, Inc.
Wachovia Securities, LLC
Wells Fargo Investments, LLC

The Distributor also has arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. The Distributor hopes to benefit from revenue sharing by increasing the Funds' net assets, which, as well as benefiting the Funds, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The revenue sharing payments the Distributor makes may be calculated on sales of shares of Funds ("Sales-Based Payments"). Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial intermediary ("Asset-Based Payments"). Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Funds do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual Fund trading systems, or one-time payments for ancillary services such as setting up Funds on a firm's mutual fund trading system.

Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Funds. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by Federal or state laws or any self-regulatory agency, such as the NASD. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor's guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Funds. If a firm provides these services, the Adviser or the Funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Funds.

              First Year Broker or Other Selling Firm Compensation

                                     Investor pays
                                     sales charge      Selling Firm       Selling Firm
                                     (% of offering    receives           receives 12b-1    Total Selling Firm
Class A investments                  price)            commission (1)     service fee (2)   compensation (3)(4)
-------------------                  ------            --------------     ---------------   -------------------
Up to $49,999                        5.00%             4.01%              0.25%             4.25%
$50,000 - $99,999                    4.50%             3.51%              0.25%             3.75%
$100,000 - $249,999                  3.50%             2.61%              0.25%             2.85%
$250,000 - $499,999                  2.50%             1.86%              0.25%             2.10%
$500,000 - $999,999                  2.00%             1.36%              0.25%             1.60%

Investments of Class A shares of
$1 million or more (5)

First $1M - $4,999,999               --                0.75%              0.25%             1.00%
Next $1 - $5M above that             --                0.25%              0.25%             0.50%
Next $1 or more above that           --                0.00%              0.25%             0.25%

Class B investments

All amounts                          --                3.75%              0.25%             4.00%

Class C investments

All amounts                          --                0.75%              0.25%             1.00%

Class I investments

All amounts                          --                0.00%              0.00%             0.00%(6)

(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Quarterly payments are made in arrears.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4)Underwriter retains the balance.

(5) See "Initial Sales Charge on Class A Shares" for a discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(6) The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Portfolio. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by the Distributor may be used to pay Selling Firm commissions when there is no initial sales charge.


NET ASSET VALUE

For purposes of calculating the NAV of a Portfolio's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Portfolio's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by the Portfolio are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by the Portfolio are priced as of their close of trading (generally 4:15 p.m. Eastern Time).

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Portfolio are restricted as to resale, the fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Portfolio's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Portfolio has adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Portfolio to a significant extent. In addition, securities held by the Portfolio may be traded in foreign markets that are open for business on days that the Portfolio is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Portfolio.

The NAV for each class of the Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Portfolio's NAV is not calculated. Consequently, the Portfolio's portfolio securities may trade and the NAV of the Portfolio's redeemable securities may be significantly affected on days when a shareholder has no access to the Portfolio.


INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Portfolio are offered at a price equal to their NAV plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The Portfolio no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Portfolio's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Portfolio's best interest.

The sales charges applicable to purchases of Class A shares of the Portfolio are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of Portfolio, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C or Class I shares of the John Hancock mutual funds owned by the investor (see "Combination Privilege" and "Accumulation Privilege" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privilege" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of the Portfolio shares in fee-based investment products or services made available to their clients.

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

o Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

o    Retirement plans investing through the PruSolutionssm program .

o Participants in certain 529 Plans that have a signed agreement with John Hancock funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Portfolio account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested                     CDSC Rate
---------------                     ---------
First $1 to $4,999,999              1.00%
Next $1 to $5M above that           0.50%
Next $1 or more above that          0.25%

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and
(c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the Portfolio in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Portfolio offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Portfolio as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Portfolio to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at NAV per share without the imposition of an initial sales charge so that the Portfolio will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the

Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Portfolio account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's NAV per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

         oProceeds of 50 shares redeemed at $12 per shares (50 x 12)
         $600.00
         o*Minus Appreciation ($12 - $10) x 100 shares (200.00)
         o Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment) (120.00)
                       -------
         oAmount subject to CDSC
         $280.00

         *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Portfolio in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Portfolio to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

-Redemptions made pursuant to the Portfolio's right to liquidate your account if you own shares worth less than $1,000.

-Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

-Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

-Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

-Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

-Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

-Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

-Redemptions of Class A shares by retirement plans that invested through the PruSolutions(sm) program.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

-Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Portfolio IRA assets only.)

-Returns of excess contributions made to these plans.

-Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see matrix for some examples.

---------------------------------------------------------------------------------------------------------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
---------------------------------------------------------------------------------------------------------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
---------------------------------------------------------------------------------------------------------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*or  payments
                                                                             12% of account
                                                                             value annually
                                                                             in periodic
                                                                             payments.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Between 59 1/2 and      Waived            Waived            Waived           Waived for Life   12% of account
70 1/2                                                                       Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
---------------------------------------------------------------------------------------------------------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
---------------------------------------------------------------------------------------------------------------
Loans                   Waived            Waived            N/A              N/A               N/A
---------------------------------------------------------------------------------------------------------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
---------------------------------------------------------------------------------------------------------------
Hardships               Waived            Waived            Waived           N/A               N/A
---------------------------------------------------------------------------------------------------------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
---------------------------------------------------------------------------------------------------------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
---------------------------------------------------------------------------------------------------------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
---------------------------------------------------------------------------------------------------------------

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.


SPECIAL REDEMPTIONS

Although it would not normally do so, the Portfolio has the right to pay the redemption price of shares of the Portfolio in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV.


ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Portfolio permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I shares for Class I shares of other John Hancock funds, shares of any John Hancock institutional fund, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of John Hancock Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be to another Class I or institutional fund.

Exchanges between Funds are based on their respective NAV s. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Portfolio to a non-John Hancock investment, the one-year CDSC applies.

The Portfolio reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Portfolio for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAXES".

Systematic Withdrawal Plan. The Portfolio permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Portfolio shares. Since the redemption price of Portfolio shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Portfolio at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Portfolio could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Portfolio reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Portfolio shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds back into the same share class of the same John Hancock fund and account from which it was removed, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge in Class A shares of the Portfolio or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

The Portfolio may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Portfolio shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Portfolio shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at NAV).


PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Portfolio may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Portfolio will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Portfolio for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Portfolio for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Portfolio shares. This fee is paid by the Adviser, the Portfolio and/or the Distributor (the Portfolio's principal distributor).


DESCRIPTION OF FUND SHARES

The Trustees of the Trust are responsible for the management and supervision of the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Portfolio without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of eleven series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Portfolio, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Portfolio represent an equal proportionate interest in the aggregate net assets attributable to that class of the Portfolio. Holders of each Class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Portfolio may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Portfolio, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that
(i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Portfolio available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Portfolio has no intention of holding annual meetings of shareholders. Portfolio shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Portfolio. The Declaration of Trust also provides for indemnification out of the Portfolio's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Portfolio included in the Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Portfolio itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Portfolio reserves the right to reject any application which conflicts with the Portfolio's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Portfolio to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Portfolio generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.

TAXES

Tax Status and Taxation of the Portfolio

The Portfolio is treated as a separate taxable entity for federal income tax purposes. The Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Portfolio must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income from qualified publicly traded partnerships (as defined below);

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Portfolio's investments in loan participations, the Portfolio shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If the Portfolio qualifies as a regulated investment company for purposes of Subchapter M of the Code, the Portfolio will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).

If the Portfolio were to fail to distribute in a calendar year substantially all (i.e. at least 98%) of its ordinary income for such year and substantially all (i.e. at least 98%) of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted so to elect and so elects), plus any retained amount from the prior year, such Portfolio would be subject to a 4% excise tax on the undistributed amounts. The Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although the Portfolio reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Portfolio to be de minimis).

Taxation of Portfolio Distributions and Sales of Fund Shares

The sale, exchange, or redemption of Portfolio shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in the Portfolio, a partial redemption of Portfolio shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder may have owned shares in the Portfolio. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than 12 months and that are properly designated by the Portfolio as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Portfolio owned for 12 months or less will be taxable to shareholders as ordinary income. The Portfolio may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Portfolio shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Portfolio's shares. A dividend will not be treated as qualified dividend income (at either the Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of being able to deduct investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by the Portfolio as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Portfolio's shares. In any event, if the qualified dividend income received by the Portfolio during any taxable year is 95% or more of its gross income, then 100% of the Portfolio's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other shares of the same Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Portfolio pursuant to a reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

A distribution paid to shareholders by the Portfolio in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If the Portfolio makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the Portfolio's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Portfolio's NAV reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to the Portfolio's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by the Portfolio from REITs will not qualify for the corporate dividends-received deduction. The Portfolio's investments in REIT equity securities may require such Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Portfolio's investments in REIT equity securities may at other times result in the Portfolio's receipt of cash in excess of the REIT's earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."

Under current law, the Portfolio serves to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Portfolio if either: (1) the Portfolio invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code
Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Portfolio may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Portfolio as an investment through such plans.

Backup Withholding

The Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Portfolio with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Portfolio that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

Withholding on Distributions to Foreign Investors

Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by the Portfolio to a foreign shareholder, and any gain realized upon the sale of Portfolio shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Portfolio at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008, the Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder
(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Portfolio (the "interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Portfolio (the "short-term capital gain dividends").

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from the Portfolio that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Portfolio or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Portfolio beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Portfolio is a U.S. real property holding corporation (as described above) the Portfolio's shares will nevertheless not constitute USRPIs if the Portfolio is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in the Portfolio should consult their tax advisors with respect to the potential application of the 2004 Act.

Foreign Taxes

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains which will decrease the Portfolio's yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of non-U.S. shareholders in the Portfolio, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.

If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Portfolio may make an election that allows shareholders whose income from the Portfolio is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Portfolio would be treated as additional income to Portfolio shareholders from non-U.S. sources and as foreign taxes paid by Portfolio shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Portfolio and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Portfolio is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Portfolio, and may be disadvantaged as a result of the election described in this paragraph.

Tax Implications of Certain Investments

The Portfolio's investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, the Portfolio may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Portfolio level.

The Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Portfolio's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.

The Portfolio's investments in certain passive foreign investment companies ("PFICs") could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, if the Portfolio is in a position to treat such a passive foreign investment company as a "qualified electing fund," the Portfolio will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, the Portfolio may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return. The Portfolio that indirectly invests in PFICs by virtue of the Portfolio's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Loss of Regulated Investment Company Status

The Portfolio may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Portfolio were to not qualify for taxation as a regulated investment company for any taxable year, the Portfolio's income would be taxed at the Portfolio level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as

"qualified dividend income" in the case of shareholders taxed as individuals and
(ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Portfolio may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of the Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.


BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Portfolio's trading practices and investments are reviewed periodically by the Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers of the Adviser and Trustees of the Trust who are interested persons of the Portfolio.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Portfolio's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, the Portfolio's trades may be executed by dealers that also sell shares of John Hancock funds; however the Adviser does not consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions. To the extent consistent with the foregoing, the Portfolio will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include, to a lesser extent the availability and value of research information and statistical assistance furnished to the Adviser of the Portfolio. The Adviser has implemented policies and procedures (approved by the Portfolio's Board of Trustees) reasonably designed to ensure that the Portfolio's selection of the broker-dealer is not influenced by considerations about the sales of Portfolio shares.

Where research is available for cash payments, the Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio may pay to a broker which provides brokerage and research services to the Portfolio an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "broker and research service" includes research services received from broker-dealers which supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Portfolio is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Portfolio. The Portfolio will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Portfolio or the Adviser's other clients.

While the Adviser will be primarily responsible for its allocation of the Portfolio's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Portfolio may execute portfolio transactions with or through the brokers affiliated with the Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Portfolio on exchange transactions, subject, however, to the general policy of the Portfolio set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those that the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Portfolio would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Portfolio as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Portfolio, the Adviser or the Affiliated Broker. Because the Adviser that is affiliated with the Affiliated Broker, has, as an investment adviser to the Portfolio, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

One of the Adviser's indirect parents, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer ("Signator" or an "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, was the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) ("JH Distributors" or "Affiliated Broker").

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Portfolio. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Portfolio. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Portfolio with those to be sold or purchased for other clients managed by it in order to obtain best execution.


TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Portfolio. The Portfolio pays Signature Services monthly a fee which is based on an annual rate of

$16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account and $16.00 for each Class R shareholder account. The Portfolio also pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B, C and I shares. For Class A, B, C and I shares, the Portfolio also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative NAVs. For shares held of record in omnibus or group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Portfolio. For such shareholders, Signature Services does not charge its account fee. In addition, Signature Services agrees to cap transfer agent expenses for all funds through December 31, 2006 for JHF III at twenty basis points except for International Core Fund, International Growth Fund and Global Fund which will be capped at thirty basis points.


CUSTODY OF PORTFOLIO

Portfolio securities of the Portfolio are held pursuant to a custodian agreement between the Portfolio and State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, Boston, Massachusetts 02111. Under the custodian agreement, State Street is performing custody, Foreign Custody Manager and fund accounting services.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Portfolio is ______________. __________________audits and renders an opinion on the
Portfolio's annual financial statements and reviews the Portfolio's annual Federal income tax return.

APPENDIX A

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-i by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-i+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-i. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-i is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-i (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-i rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short- term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

Corporate Debt Ratings

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                     -A-1-

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

          1.   An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

          3. There is lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed in which case the rating is not published in Moody's publications.

                                     -A-2-

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal and B1.

                                     -A-3-

APPENDIX B
                                                                 August 23, 2005

                              John Hancock Funds II
                             John Hancock Funds III
                      Proxy Voting Policies and Procedures


                                Table of Contents

I.   Delegation of Proxy Voting to Subadvisers
     A.   Delegation
     B.   Proxy Voting Policies and Procedures
     C.   Underlying Funds

II.  Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures
     A. Disclosure of Procedures in the Statement of Additional Information of the Trust
     B.   Disclosure in Annual and Semi-Annual Report
     C.   Filing of Proxy Voting Record on Form N-PX
IV.  Annual Approval of Proxy Voting Policies and Procedures

                                     -B-1-

I.   Delegation of Proxy Voting to Subadvisers

          A.   Delegation

               The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

          B.   Proxy Voting Procedures

               Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

          C.   Underlying Funds

               With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II.  Material Conflicts of Interest

If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.
If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

          A. Disclosure of Policies and Procedures in the Statement of Additional Information

               The Trusts shall disclose in their Statements of Additional Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

          B.   Disclosure in Annual and Semi-Annual Report

                                     -B-2-

               The Trusts shall disclose in their annual and semi-annual shareholder reports that:

                    a) a description of the Trusts' proxy voting policies and procedures and
                    b) the Trusts' proxy voting record for the most recent 12 month period ending June 30th, are available:
                         1.    on the SEC's website, and
                         2. without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

          C.   Filing of Proxy Voting Record on Form N-PX

               The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV.  Annual Approval of Proxy Voting Procedures

The Trusts' proxy voting policies and procedures shall be re-approved by the Trusts' Boards of Trustees at least annually.

                                     -B-3-

                      PROXY VOTING POLICIES AND PROCEDURES

                         DIMENSIONAL FUND ADVISORS INC.
                         DIMENSIONAL FUND ADVISORS LTD.
                              DFA AUSTRALIA LIMITED

Introduction

Dimensional is an investment adviser registered with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Investment Advisers Act of 1940 (the "Advisers Act"). Dimensional controls Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA") (Dimensional, DFAL and DFAA are collectively referred to as the "Advisors"). DFAL and DFAA are also investment advisors registered under the Advisers Act. The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask an Advisor to provide voting advice on certain proxies without delegating full voting discretion to the Advisor. Depending on the client, the Advisors' duties may include making decisions regarding whether and how to vote proxies as part of an investment manager's fiduciary duty under ERISA. The following Proxy Voting Policies and Procedures (the "Procedures") will apply to proxies voted by the Advisors on behalf of clients to the extent that relationships with such clients are subject to the Advisers Act or clients that are registered investment companies under the Investment Company Act of 1940 (the "40 Act"), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. (together, the "Dimensional Investment Companies"). The Advisors believe that these Procedures are reasonably designed to meet their goal of ensuring that the Advisors vote proxies in a manner consistent with the best interests of their clients.
Procedures for Voting Proxies

The Investment Committee (the "Committee") at Dimensional is generally responsible for overseeing each Advisor's proxy voting process. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to vote proxies on behalf of the Advisors' clients, including all authorized traders of the Advisors ("Authorized Persons"). The Committee may modify these Procedures from time to time to meet the goal of these Procedures. Generally, the Advisors analyze proxy statements on behalf of their clients and vote proxies in accordance with the Procedures and the Proxy Voting Guidelines (the "Guidelines," attached as Exhibit A to these Procedures). Therefore, an Advisor generally will not vote differently for different clients except when a client has expressly directed the Advisor to vote differently for such client's account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client's individualized proxy voting guidelines, the Advisor will vote the client's proxies pursuant to the client's guidelines. International Proxy Voting

While the Advisors utilize the Procedures and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company's shareholders.
With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes; (v) arranging for a proxy to vote locally in person; and (vi) fees charged by custody banks for providing certain services

                                     -B-4-
with regard to voting proxies. The Advisors do not vote proxies of non-U.S. companies if it is determined that the estimated costs associated with proxy voting outweigh any anticipated economic benefit of voting.(1) The Advisors determine whether to vote proxies of non-U.S. companies on a portfolio by portfolio basis, and to the extent it is appropriate, the Advisors generally implement uniform voting procedures for all proxies of a country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisors' decision of whether or not to vote. In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxies exceed the expected costs, the Advisor will make every reasonable effort to vote such proxies.

Conflicts of Interest
Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, most proxies that the Advisors receive on behalf of their clients will be voted in accordance with the predetermined Procedures and Guidelines. Therefore, the proxy votes should not result from any conflicts of interest.
In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines, and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon; disclose any personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.
If the Committee member determines that there is no material conflict of interest involving the Advisor or affiliated persons of the Advisor, the Committee member may approve voting the proxy contrary to the Guidelines, so long as the Committee member believes such a vote would be in the best interests of the client. If the Committee member has actual knowledge of a material conflict of interest and recommends a vote contrary to the Guidelines, prior to voting the Advisor will fully disclose the material conflict to the client and vote the proxy in accordance with the direction of the client.(2) If the client has not provided the Advisor with voting instructions within a reasonable time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor will vote the proxy in accordance with the Guidelines.

----------------------

(1) As the SEC has stated, "There may even be times when refraining from voting a proxy is in the client's best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client...For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person." See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated it "interprets ERISA 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries." See Department of Labor Release 19,971, CCH, 22,485-23 to 22,485-24 (1994).

(2) In the case of a client that is a Dimensional Investment Company, a Committee member will determine if any conflict of interest may exist, regardless of whether the conflict is material. If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines, prior to voting the Advisor will fully disclose the conflict to the Dimensional Investment Company's Board of Directors/Trustees or an authorized Committee of the Board and vote the proxy in accordance with the direction of such Board or Committee.

                                     -B-5-

Availability of Proxy Voting Information and Recordkeeping

Each Advisor will inform its clients on how to obtain information regarding the Advisor's vote of its clients' securities. The Advisor will provide its clients with a summary of its proxy voting process and policies and will inform its clients of how they can obtain a copy of the complete Procedures upon request. The Advisor will include such information described in the preceding two sentences in Part II of its Form ADV. The Advisor will also provide its existing clients with the above information.
Recordkeeping

The Advisors will also keep records of the following items: (i) their proxy voting policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors' responses (whether a client's request was oral or in writing); and (v) any documents prepared by the Advisors that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisors will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at its principal office.
Disclosure

Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of Procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the Procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities Inc. (DFAS") or an affiliate of Dimensional or DFAS.
The semi-annual reports of the Dimensional Investment Companies shall indicate that the Procedures are available: (i) by calling a toll-free number; or (ii) on the SEC's website. If a request for the Procedures is received, the requested description must be sent within three business days by a prompt method of delivery. Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

                                     -B-6-

EXHIBIT A

                             PROXY VOTING GUIDELINES

These Guidelines summarize the Advisors' positions on various issues and give a general indication as to how the Advisors will vote proxies on each issue. The Committee has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually vote proxies in accordance with the Guidelines. However an Advisor reserves the right to vote certain issues counter to the Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a client's best interests would be served by such a vote. To the extent that the Guidelines do not cover potential voting issues, an Advisor will vote on such issues in a manner that is consistent with the spirit of the Guidelines and that the Advisor believes would be in the best interests of the client. Each Advisor Generally Votes FOR:

(a) Routine business decisions. Routine business decisions include, but are not limited to, the following:

     o    Stock splits
     o    Setting the number of directors
     o    Election of non-directors (clerks, secretaries, etc.)
     o    Changing par value of equity
     o    Adopting accounting changes, reducing stated capital accounts
     o    Name change
     o    Preemptive rights

(b) Reverse anti-takeover amendments. These amendments are typically brought to the ballot by a current shareholder or by the directors at the urging of an influential shareholder or creditor. The Advisor votes "for" reversing anti-takeover amendments except in cases where a current shareholder may adversely benefit from the elimination of such provision. For example, a shareholder that owns more than 50% of the outstanding shares would typically stand to benefit by a removal of a supermajority provision.

(c)  Auditors. The Advisor votes "for" auditors recommended by management.

(d) Directors. The Advisor votes "for all nominees." In cases where the Advisor has voted "against" a proposal contrary to the directors' recommendations, the Advisor will vote to "withhold all nominees" in order to get the attention of the directors and, in cases where the Advisor represents a shareholder of size, persuade the directors to alter or eliminate the offending proposals. If, however, the Advisor has voted "for" a shareholder proposal that the board of directors opposed, the Advisor will not automatically vote "against" the directors.

(e) Indemnification of Directors. The Advisor votes "for" establishing or increasing indemnification and against eliminating or reducing it.

(f) Elimination/limitation of Directors' liability. The Advisor votes "for" eliminating or reducing directors' liability.

(g) Equal access to the proxy. The Advisor votes "for" equal access to the proxy.

(h) Right to act by written consent and hold special meetings. The Advisor votes "for" the right to act by written consent of the shareholders and to hold special meetings of the shareholders.

(i) Separation of audit and consulting responsibilities. The Advisor votes "for" the separation of audit and consulting responsibilities.

(j)  Confidential voting. The Advisor votes "for" confidential voting proposals.

Each Advisor Generally Votes AGAINST:

                                     -B-7-

     (a) Reincorporation to facilitate takeover defense. Where a company is reincorporating in response to or in anticipation of a possible takeover, and there does not appear to be any reasonable business purpose (unrelated to the takeover defense) for reincorporation, the Advisor will vote "against" the proposal.

     (b) Issue of new class of common stock with unequal voting rights. The Advisor will vote "against" this proposal since the Advisor can assume that "enhanced voting" stock would invariably give some party undue control over the company without a proportional capital investment.

     (c) Adoption of fair price amendments. The Advisor will vote "against" adoption of fair price amendments since fair price amendments allow the company (and its board of directors) to determine whether an offer for the company's stock is "fair" to the shareholders of the stock. This is considered an anti-takeover measure and, as such, the Advisor generally votes "against" anti-takeover measures.

     (d) Establishment of a classified Board of Directors. A classified (or staggered) board is considered an anti-takeover measure and, as such, the Advisor votes "against" it. Normally, the entire slate of directors stands for re-election at each annual meeting of shareholders. In the case of a classified board, the directors typically have terms of 2 or 3 years, resulting in only 2 or 3 directors being up for re-election year. This prohibits an outside slate of directors (i.e. hostile bidders) from gaining control of the board at one meeting.

     (e) Elimination of cumulative voting. Cumulative voting is a standard shareholder voting right. It allows shareholders to cast all of their votes "for" any combination of director candidates. Elimination of this right is considered an anti-takeover measure and, as such, the Advisor generally votes "against" anti-takeover measures.

     (f) Establishing/increasing preferred stock. Because of its potentially confusing "hybrid" nature, preferred stocks were once used almost exclusively to the detriment of common stockholders. Therefore, the Advisor has historically voted "against" their establishment. More recently, preferred stocks have become a more legitimate source of raising capital, and thus, the Advisor has been willing to consider each case, including conversions of various forms of debt or equity into preferred stock or vice versa, separately. However, in proxy voting, the most prevalent form of preferred stock proposal remains a "blank check". Although not normally labeled as such in proxy materials, a blank check preferred stock is typically characterized as preferred stock issuable with "terms and conditions deemed reasonable by the board of directors at the time of issuance." The Advisor votes "against" blank check preferred stock proposals.

     (g) Other anti-takeover amendments. The Advisor votes "against" anti-takeover amendments.

     (h) Super majority provisions. Typically, a super majority provision mandates that any proposal brought before a vote of the company's shareholders would require some stated percentage greater than 50% (usually 2/3 or 66%) in order to pass and would essentially allow a shareholder with 35% (for example) veto power over all votes of shareholders. This is considered an anti-takeover measure and, as such, the Advisor generally votes "against" anti-takeover measures.

Each Advisor Considers INDIVIDUALLY:

     (a) Increase in authorized common stock. If the company seeks to increase its authorized common stock, and the increase more than doubles the company's shares outstanding, the Advisor will vote "against" the proposal, except if: (1) the company needs the shares for a stock split, the Advisor will make an adjustment and recalculate if the increase will "double" the adjusted number of outstanding shares; or
          (2) the company states a specific need, such as to issue additional shares for a financing arrangement, a payment to a large creditor, the purposes of avoiding financial difficulty, or a merger (to name a few reasonable needs), then the Advisor would vote "for" the increase, provided it was not excessive in light of the company's needs.

                                     -B-8-

     (b) Establish/increase stock option plan. If the proposal would encompass more than 10% of the company's shares outstanding (not shares authorized), the Advisor will vote "against" the proposal unless the company presents a strong argument for the option plan.

     (c) Reorganization/merger agreements. Oftentimes, the Advisor will act as a shareholder to both parties to a merger--the acquiror (who will survive the merger/acquisition) and the acquiree (who will merge away -- cease to exist). If this is the case, the two votes will be consistent. Whether the Advisor acts on behalf of a shareholder in the acquiror or the acquiree or both, the Advisor will review recent trading activity, news stories and, at times, will discuss the proposal directly with the parties involved. If the merger announcement causes a drastic reduction in the price of the stock in which the Advisor acts on behalf of the shareholder, further investigation may be conducted. The vote may depend, among other things, on whether the conversion ratio, in cash or in stock, would roughly equal the current market value of the stock.

     (d) Dissident proxy battle. When current shareholders put themselves up for election against the incumbent board of directors or conduct a consent solicitation challenging the board's recommendation, they are considered dissidents in a proxy battle (or fight or war). Typically, the Advisor will receive substantial information from both sides. In order for the Advisor to vote "for" the dissidents' proposal, the dissidents must present a strong argument against current management and must have a clearly defined plan of action.

     (e) Other employee compensation plans. These are plans other than stock option plans. These plans typically "sell" the company's stock to the beneficiaries for a stated price. Also included in this category is the issuance of shares to individuals in return for services rendered. For example, board members may receive shares annually for their services, or executives may receive shares as compensation for meeting performance targets. The Advisor votes "against" plans that exceed 20% of the outstanding shares of the company's stock. If the plan is a purchase plan, the Advisor votes "against" such plan if it offers the company's stock at a "price" lower than 85% of fair market value as defined in the company's proxy statement.

     (f) Various shareholder amendments. Other than shareholder proposals to reverse anti-takeover provisions (which is covered in the section entitled "Reverse anti-takeover amendments" above), the Advisor considers these proposals individually and generally votes "against" requests for disclosure, divestiture mandates, and miscellaneous political requests (requests related to tobacco, alcohol, Northern Ireland, etc.).

     (g) Issues related to independent directors. The Advisor considers individually issues related to independent directors.

     (h) Proposals not specified above. The Advisor will consider these individually based on relevant, appropriate information known to the Advisor.

                                   * * * * * *

                                     -B-9-

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.   Introduction and General Principles

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.  Proxy Voting Guidelines

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

               (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

               (2) ensure that proxies are voted and submitted in a timely manner;

               (3) handle other administrative functions of proxy voting;

               (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

               (5) maintain records of votes cast; and

               (6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III. Proxy Voting Procedures

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

     1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

                                     -B-10-

     2.   Overseeing the proxy voting process; and
     3. Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.  Conflicts of Interest

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

     1. GMO has a business relationship or potential relationship with the issuer;
     2. GMO has a business relationship with the proponent of the proxy proposal; or
     3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V.   Recordkeeping

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

     (1) a copy of these policies and procedures which shall be made available to clients, upon request;
     (2) a record of each vote cast (which ISS maintains on GMO's behalf); and
     (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.  Reporting

                                     -B-11-

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII. Disclosure

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.

Effective: August 6, 2003

                                     -B-12-

                           Global Proxy Voting Manual
                 Financial Results/Director and Auditor Reports

                       ISS General Recommendation & Policy

Vote FOR approval of financial statements and director and auditor reports, unless:

     o there are concerns about the accounts presented or audit procedures used; or
     o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Discussion
Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company's annual performance. The director report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company's finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor's opinion, the company's financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company's financial statements, ISS looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company's performance within its own country and relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, ISS recommends approval of this item.

                Appointment of Auditors and Auditor Compensation

                       ISS General Recommendation & Policy

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     o there are serious concerns about the accounts presented or the audit procedures used;
     o the auditors are being changed without explanation; or
     o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Discussion
Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, ISS recommends a vote against the election of a new auditor. If an explanation is otherwise unavailable, ISS recommends that shareholders abstain on this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company's articles. The censors' role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

                                     -B-13-

The practice of auditors providing nonaudit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor's ability to remain objective becomes questionable when fees paid to the auditor for nonaudit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for nonaudit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from nonaudit services become significant without any clear safeguards against conflicts of interest, ISS recommends opposing the auditor's reappointment.

                   Appointment of Internal Statutory Auditors

                       ISS General Recommendation & Policy

Vote FOR the appointment or reelection of statutory auditors, unless:

     o there are serious concerns about the statutory reports presented or the audit procedures used;
     o questions exist concerning any of the statutory auditors being appointed; or
     o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion
The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, Korea, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. ISS recommends supporting the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor's qualifications.

                              Allocation of Income

                       ISS General Recommendation & Policy
Vote FOR approval of the allocation of income, unless:

     o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
     o the payout is excessive given the company's financial position.

Discussion
Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, ISS focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts; exceptional events that may have artificially modified earnings for the year; the condition of a company's balance sheet; comparisons with similar companies both domestically and internationally; and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, ISS supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, ISS recommends opposing the proposal. A vote against the payout is also recommended if a company appears to be maintaining an excessive payout that may affect its long-term health.

                       Stock (Scrip) Dividend Alternative

                                     -B-14-

                       ISS General Recommendation & Policy

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Discussion
Stock (scrip) dividend alternatives, whereby shareholders are offered the option of receiving their dividend payment in the form of fully paid ordinary shares, are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. ISS opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company's health and to long-term shareholder value.

                      Amendments to Articles of Association

                       ISS General Recommendation & Policy

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Discussion
Requests to amend a company's articles of association are usually motivated by changes in the company's legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, ISS carefully scrutinizes any changes to a company's articles.

From a company's perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, ISS classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, ISS is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which ISS bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, ISS supports even a bundled resolution that includes negative changes.

                          Change in Company Fiscal Term

                       ISS General Recommendation & Policy
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Discussion
Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. ISS opposes this resolution only if the company is changing its year end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. ISS opposes the change in year end in these cases.

                                     -B-15-

                 Lower Disclosure Threshold for Stock Ownership

                       ISS General Recommendation & Policy

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Discussion
ISS's recommended level for ownership disclosure is five percent. A level below that does not add substantially to shareholders' interests and is often only a pretext for an antitakeover defense. A lower level also requires a greater number of shareholders to disclose their ownership, causing a greater burden to shareholders and to the company. Positions of more than five percent are significant, however, and this is the standard that the U.S. SEC uses.

In certain cases, shareholders may want to know of smaller positions-at a troubled company likely to be put in play, for example. ISS examines these companies to determine if these lower thresholds would benefit shareholders.

                            Amend Quorum Requirements

                       ISS General Recommendation & Policy

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Discussion
Quorum requirements differ widely by market. In the United States, for instance, a quorum of a majority of the outstanding shares is the norm. In many global markets, however, the percentage of shares represented at meetings is not as high as in the United States. Indeed, many companies incorporated in markets outside the United States have difficulty attaining a quorum.

Proposals to amend the quorum requirement are evaluated on a case-by-case basis based on market norms, the company's reasons for the change, and the company's ownership structure. With respect to the latter, companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders is represented at meetings. Setting a quorum requirement that is too low, whether in absolute terms or relative to the holdings of a large shareholder, undermines this purpose. A low quorum requirement is of particular concern in markets where resolutions are decided on the basis of either shares present and entitled to vote at a meeting or votes cast at the meeting; in such cases, once a quorum is attained the shares present, regardless of whether they are representative of the entire body of shareholders, will be able to decide the matters under consideration at the meeting.

                             Transact Other Business

                       ISS General Recommendation & Policy

Vote AGAINST other business when it appears as a voting item.

Discussion
This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries the item is a formality and does not require a shareholder vote, but companies in certain countries include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, ISS cannot recommend that shareholders approve this request when asked for a vote. While ISS recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

                               Director Elections

                       ISS General Recommendation & Policy

Vote FOR management nominees in the election of directors, unless:

                                     -B-16-

     o there are clear concerns about the past performance of the company or the board; or
     o the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

Discussion
ISS considers director elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies' operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

While ISS supports the annual election of directors, boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company's articles may give executive directors protected board seats under which they are not subject to shareholder election. ISS opposes protected board seats and preferential treatment of executive directors.

When reviewing director election proposals, ISS examines board composition, company performance, and any negative views or information on either the company or individual directors. ISS determines the number of executive, independent, and affiliated directors on the board, the existence and composition of board committees, and the independence of the chairman. An affiliated director is defined as one who represents a major shareholder; has significant commercial contacts with the company as a legal counsel, auditor, or consultant; has held executive positions within the company in the past; or is related to the founding family, another board member, or a top executive. In cases where board composition is of concern, the company's general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

ISS also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, ISS makes further inquiries to the company regarding the absences. ISS recommends withholding votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While ISS understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. ISS supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

                                     -B-17-

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

                              Director Compensation

                       ISS General Recommendation & Policy

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discussion
Proposals seeking shareholder approval for nonexecutive directors' fees are not controversial in most countries. ISS generally supports resolutions regarding directors' fees unless they are excessive relative to fees paid by other companies in the same country or industry. In evaluating such proposals, ISS focuses on the fees paid to each nonexecutive or, if such detailed information is not available, on the aggregate amount payable to all of the nonexecutives. Where available, ISS will also take into consideration evidence of past abuses, both by the company and those, if any, characteristic of the market.

Companies in many markets provide their nonexecutives an option to receive all or a portion of their cash fees in the form of company shares. We approve these measures as the exchange is on a 'dollar-for-dollar' basis, that is, as long as a director receives shares having a cash value equal to that of the foregone fees, with the share price used for such calculation being determined on a reasonable date. While there is some dilution associated with such payments, such dilution is minimal, and in any event, increasing directors' share ownership is likely to align the interests of the directors with those of shareholders.

However, we will not support such arrangements if the exchange is not dollar-for-dollar; such exchanges put shareholders at a disadvantage by providing directors the opportunity to receive shares at discount, and the interests of directors who have acquired shares at a discount are likely to be less closely aligned with those of other shareholders. Some companies provide their nonexecutive directors the opportunity to exchange all or a portion of their cash fees for stock options; we would evaluate such grants in accordance with our stock option guidelines.

As is already common in the United States, companies in some global markets have begun to provide their nonexecutives with stock options as a separate element of their remuneration. In such countries, proposals seeking approval for the remuneration of nonexecutive directors cannot be evaluated without detailed information regarding the proposed remuneration, which could include options, and in some cases, discounted options. Remuneration proposals that include option grants must be evaluated in accordance with the guidelines for stock options. Likewise, remuneration proposals that could include option grants-by virtue of their being proposed by a company in a market where option grants to nonemployee directors are common-must also be evaluated in accordance with the guidelines for stock options.

                                     -B-18-

Some countries require shareholder approval for the remuneration of executive as well as nonexecutive directors. Companies in such markets occasionally bundle nonexecutive and executive remuneration proposals into a single resolution. While ISS generally believes that executive compensation is the purview of the board, when proposed executive compensation is gratuitous or otherwise excessive in light of market norms or there is past evidence of abuse, ISS will recommend a vote against such resolutions. In reviewing such proposals, our analysis focuses, among other things, on the amount of the proposed compensation relative to market norms but also relative to the company's financial performance. For example, absent performance criteria and appropriate limits, it would be inappropriate to approve a resolution entitling an executive to a bonus equal to a substantial portion of a company's profits.

Retirement benefits for nonexecutive directors are inappropriate, as they increase the directors' financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional nonexecutive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

                        Discharge of Board and Management

                       ISS General Recommendation & Policy

Vote FOR discharge of the board and management, unless:

     o there are serious questions about actions of the board or management for the year in question; or
     o legal action is being taken against the board by other shareholders.

Discussion
The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company's management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries. Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders' plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders' interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they will face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

     Director, Officer, and Auditor Indemnification and Liability Provisions

                       ISS General Recommendation & Policy

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

                                     -B-19-

Discussion
The scope of directors' and officers' indemnification and liability provisions varies by market. Within reason, ISS seeks to respect the indemnification and liability protections applicable in each market, but some markets allow companies to provide indemnification and liability protection that we deem excessive. In general, ISS believes that officers and directors should only be eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company. Providing indemnification and liability protection beyond such levels would effectively absolve officers and directors of their duties to shareholders. ISS recognizes that limiting a company's ability to provide liability and indemnification protection may limit its ability to attract and retain qualified directors and executives and that indemnification provisions afford directors and officers protection to take risks and maximize shareholder wealth. However, ISS also believes that providing liability and indemnification protection in excess of that outlined above could unfairly prejudice shareholders in holding officers and directors accountable and that the level of protection allowed under our guidelines represents a reasonable compromise.

When evaluating indemnification and liability provisions in more developed markets that enumerate the duty of loyalty and the duty of care, ISS also takes into account the liability and indemnification provisions contained in ISS's U.S. Proxy Voting Guidelines.

Although ISS supports indemnifying directors and officers, ISS opposes providing these protections to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

                                 Board Structure

                       ISS General Recommendation & Policy

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Discussion
Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

Board Size
Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

Adopt Classified Board
ISS prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

                                     -B-20-

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. ISS supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

Introduction of Mandatory Age of Retirement
ISS believes that age should not be the sole factor in determining a director's value to a company. Rather, each director's performance should be evaluated on the basis of their individual contribution and experience.

Altering Board Size
Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. ISS considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders' interests, as this tactic could be used to thwart a takeover that is in shareholders' interests.

Two-Tiered Boards
Companies in many countries have a two-tiered board structure, comprising a supervisory board of nonexecutive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company's daily operations. Companies with two-tiered boards elect members to the supervisory board only; management board members are appointed by the supervisory board. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. They are also permitted by company law in France and Spain.

                                 Capital Systems

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates.

Authorized Capital System
The authorized capital system sets a limit in a company's articles on the total number of shares that can be issued by the company's board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. ISS reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see pol.19 and pol.21).

Conditional Capital System
Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

                                     -B-21-

In reviewing these proposals, ISS takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

                             Share Issuance Requests

                       ISS General Recommendation & Policy
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

General Issuances
General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

ISS believes that the ability to double share capital through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of more than 100 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 100 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, ISS routinely approves issuance requests without preemptive rights for up to 20 percent of a company's outstanding capital.

Stock exchange listing rules also play a factor in determining the acceptability of share issuance requests. In some markets, companies may ask for the authority to issue all of their authorized but unissued share capital, yet the country's stock exchange prevents a company from issuing more than ten percent of the company's share capital in any one year without seeking additional shareholder approval. Another example is global companies that are listed on NASDAQ or the New York Stock Exchange (NYSE). Generally speaking, companies listed on NASDAQ and the NYSE must seek shareholder approval for any issuance of shares or of securities convertible into shares in excess of 20 percent of the company's outstanding shares at the time of issuance. If stock exchange listing requirements include adequate safeguards with respect to share issuances, ISS will approve the request unless there are specific concerns with the company.

Specific Issuances
Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a

                                     -B-22-
company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and ISS recommends approval as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

                         Increases in Authorized Capital

                       ISS General Recommendation & Policy
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
     o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Discussion
Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. ISS believes that approving such requests is reasonable.

An increase of 100 percent over the existing authorization gives the company sufficient flexibility in any given year, but requiring that at least 30 percent of the new authorization be outstanding also limits the company's ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders' preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders' interests. Such increases may be needed to fund a variety of corporate activities, thus each proposal must be reviewed on its individual merits. However, the same concerns with dilution exist if the outstanding capital is still less than 30 percent of the new authorization after all issuances take place.

ISS recommends that shareholders vote against proposals seeking to increase authorized capital to an unlimited number of shares. ISS does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. As such, they are not in shareholders' best interests.

                                 Preferred Stock

                       ISS General Recommendation & Policy

                                     -B-23-

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Discussion
Preferred stock is an equity security, but also has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company's ordinary shares with respect to dividends and the distribution of assets or winding up of the company. Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions.

In determining the acceptability of proposals relating to preferred stock, ISS examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. ISS prefers that the terms of preferred stock be set out at the time of the issuance or authorization request. Also important is the company's justification for issuing or authorizing preferred stock. Whether or not the preferred shares carry voting rights is also considered, especially if the preferred stock will feature superior voting rights to the common shares. While ISS believes that preferred shares are a valid form of financing, we also believe that the creation or issuance of preference shares should be limited to 50 percent of a company's share capital. ISS will also oppose cases where there has been evidence of management abuse of a past issuance authority.

Voting Preferred Stock
In some markets, preferred stock carries voting rights. Such preference shares may carry voting rights equal to the voting rights of the common shares or may carry multiple voting rights. In such cases, ISS's guidelines on capital structure are applied. ISS supports a one share, one vote policy and opposes measures that seek to establish dual-class capital structures. However, if a company already has a preference share authorization with different voting rights than the common shares, ISS will approve additional issuances of the preference shares, as long as issuances of these preferred shares are limited and do not adversely affect the rights of common shareholders.

Convertible Preferred Stock
Companies may also seek approval for the creation or issuance of preferred stock that is convertible into common stock. If the shares are convertible into common shares, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result for common shareholders as a result of the proposal. ISS's equity issuance guidelines are then applied to determine whether the level of dilution is in shareholder's best interests.

Blank Check Preferred Stock
Companies may also seek shareholder approval for blank check preferred stock, which refers to blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense.

                                     -B-24-

ISS supports blank check preferred stock proposals as long as the proposal states that the shares will not be issued as a takeover defense. ISS also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

                              Reduction of Capital

                       ISS General Recommendation & Policy

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.


Discussion
Proposals to reduce capital can cover a variety of corporate actions, ranging from routine accounting measures to reductions pertaining to a significant corporate restructuring in the face of bankruptcy. In addition, proposals to reduce capital can vary significantly from market to market as a result of local laws and accounting standards. Some examples of capital reduction proposals found overseas include:

Reduction in Stated Capital
One example of this type of proposal asks shareholders to allow the board to reduce the company's deficit and create a contributed surplus by effecting a reduction in the state capital of the company's common shares. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Should that situation occur, under some corporate law statutes the company would be prohibited from paying dividends on its shares. ISS usually supports such proposals as they are considered to be routine accounting measures. This type of proposal is seen often in Canada.

Reduction in Connection with Cancellation of Repurchased Shares
A company may also seek a reduction in capital corresponding to the cancellation of shares repurchased in connection with an earlier buyback authorization. The amount of equity that may be cancelled is usually limited to ten percent by national law. This type of proposal is seen most often in Scandanavia, Japan, Spain, and some Latin America markets and is considered a routine accounting measure.

Reduction in Connection with Dividend Payments
If a board determines growth in income to be insufficient to enable the payment of a dividend, it may propose to lower the par value of the company's shares and pay the difference in par value back to the shareholders, effecting a corresponding reduction in capital. Such reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value. Thus, ISS generally recommends that shareholders vote for these proposals, which are most often seen in Switzerland, Spain, and some Latin American markets.

Reduction in Connection with Repayment and Cancellation of Deferred Shares and Preference Shares Companies may also seek approval for the reduction of share capital pursuant to a repayment and cancellation of deferred shares or preference shares. Deferred shares may be created as bonus shares by a company capitalizing credit from a share premium account pursuant to a reorganization plan, for example, to return excess capital back to shareholders. The company then repurchases the bonus shares in exchange for cash equal to their nominal value and cancels them through a capital reduction. Companies that have preference shares outstanding may also request to cancel and repay these shares which may no longer be required for the carrying out of their financial objectives and may accrue administration costs which have become disproportionate to the benefits of maintaining such shares. Preference shares also carry certain rights that restrict the flexibility of conducting certain corporate actions, in

                                     -B-25-
particular share repurchases, which is another reason why companies propose to cancel such shares. In either case, ISS supports such reductions as they simplify capital structure and save on administration costs and remove certain restrictions associated with preference shares. This type of proposal is commonly seen in the United Kingdom.

Reduction in Connection with Restructuring
As noted above, some proposals to reduce capital are made in connection with a significant corporate restructuring. ISS generally supports such proposals because opposition could lead to insolvency, which is not in shareholders' interests. Evaluation of this type of proposal should take a realistic approach to the company's situation and the future prospects for shareholders.

                               Capital Structures

                       ISS General Recommendation & Policy

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Discussion
A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management-finding the right mix of equity, long-term debt, and short-term financing-can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company's board and senior management, who should be given the latitude to determine the company's capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder's ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management's authority to issue new capital and often require shareholder approval for significant changes in management's existing authorizations.

ISS supports a one share, one vote policy and opposes mechanisms that skew voting rights. Shareholders' voting rights should accrue in accordance with their equity capital commitment to the company. Dual class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company's capital. Additionally, research and market experience have shown that companies with dual class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, ISS opposes the creation of additional supervoting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, ISS reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, ISS recommends approval as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, ISS opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

                             Debt Issuance Requests

                       ISS General Recommendation & Policy

                                     -B-26-

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Discussion
Debt issuance is a popular financing strategy in world markets. Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs, although bonds are also often issued without preemptive rights. The issuance of unsecured debt can often include warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security. Debt instruments are often issued with the right to convert into equity securities. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company's stock, or selling their newly converted shares on the open market. In addition, many companies issue debt denominated in currencies other than that of their home market.

When evaluating a debt issuance request, ISS determines the type of debt instrument being issued, the characteristics of the instrument (including whether or not it is convertible into common stock), the intended recipient of the issuance, and the company's justification for the issuance.

In the case of convertible debt, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result from the proposal. ISS's equity issuance guidelines are then applied to determine whether the level of dilution is in shareholders' best interests.

In the case of nonconvertible debt, ISS takes into account the size and purpose of the increase, and the board's use of past authorizations including examining whether there has been a history of abuse of the authorities. ISS looks at the company's current financial situation, specifically examining its current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. ISS also considers other factors such as the company's growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company's bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company's industry and country of origin. Although all of these considerations are factored into ISS's analysis of debt issuance proposals, ISS generally believes that such financing concerns are best decided by management. ISS will, however, issue vote recommendations against such proposals in cases where there has been evidence of management abuse of an authority, where the proposal is not in line with market practices, or extreme cases where shareholders' rights could be negatively affected.

Companies may also seek shareholder approval to restructure existing debt arrangements. ISS generally supports restructuring proposals, particularly if the company is in danger of default. However, ISS will oppose restructuring proposals in which common shareholders are being treated unfairly.

                           Pledging of Assets for Debt

                       ISS General Recommendation & Policy

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Discussion
                                     -B-27-

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance and the company's overall debt level. If both of these factors are acceptable, ISS recommends supporting these requests.

                          Increase in Borrowing Powers

                       ISS General Recommendation & Policy

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Discussion
In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board's ability to borrow money is often fixed in a company's articles, and shareholder approval to change this limit is therefore legally required. ISS believes that a company's financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. ISS's analysis of borrowing power increase requests take into account management's stated need for the increase, the size of the increase, and the company's current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, ISS recommends opposing the request.

                             Share Repurchase Plans

                       ISS General Recommendation & Policy

Vote FOR share repurchase plans, unless:

         o clear evidence of past abuse of the authority is available; or o the plan contains no safeguards against selective buybacks.

Discussion
Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

ISS looks for the following conditions in share repurchase plans: limitations on a company's ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm's length through independent third parties and that selective repurchases require shareholder approval.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. ISS believes that when timed correctly, stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

                        Reissuance of Shares Repurchased

                       ISS General Recommendation & Policy

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Discussion
ISS generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements

                                     -B-28-
in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, ISS takes into account the country's legal framework for such reissuances and the company's history of reissuing shares under the authority.

        Capitalization of Reserves for Bonus Issues/Increase In Par Value

                       ISS General Recommendation & Policy

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Discussion
Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves-transferring them into the share capital account-usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

                         Reorganizations/Restructurings

                       ISS General Recommendation & Policy
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Discussion
Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. ISS usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders' rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, ISS's primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

In the case of a distress restructuring of a company or group, shareholders' options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, ISS first determines the company's degree of distress by determining whether or not the company still has a positive net asset value-that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. ISS seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.


                            Mergers and Acquisitions

                       ISS General Recommendation & Policy

Vote FOR mergers and acquisitions, unless:

                                     -B-29-

     o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or
     o the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Discussion
When evaluating the merits of a proposed acquisition, merger, or takeover offer, ISS focuses on the impact of the proposal on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders' existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Although ISS examines these proposals primarily from a corporate governance perspective, a variety of other factors are considered, including the financial terms of the transaction and the strategic rationale for the proposal.

In the case of an acquisition, ISS examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. ISS also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available. ISS also considers the control premium in the transaction. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. For publicly traded entities or assets, ISS looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For nonpublicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, ISS examines whether or not the merger makes commercial or strategic sense for the company. ISS also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, relative share ownership, and any takeover defenses of the new company are all important factors for consideration in this evaluation process.

Obviously, levels of disclosure regarding merger and acquisition proposals will vary greatly from market to market. In more developed markets, shareholders are often provided with detailed financial and governance information as well as an independent fairness opinion and in some cases, a formal valuation report. When evaluating proposals in these markets, ISS relies primarily on the documents and information provided by the company and its advisors. However, in many emerging markets, detailed information regarding mergers and acquisistions can be scarce. In these markets, ISS must rely more heavily on secondary sources, including local shareholder associations, market reaction to the proposed transaction, and news reports.

If the details of a given proposal are unclear or not available and a fairness opinion (in markets where they are regularly provided) is also not available, ISS recommends either abstaining on or voting against the proposal. Abstention would most likely be the result of a lack of information about the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, ISS recommends voting against it.

                         Mandatory Takeover Bid Waivers

                       ISS General Recommendation & Policy

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

                                     -B-30-

Discussion
Many countries impose a bid threshold that forces any shareholder whose stake exceeds the limit to tender a public bid to all the other owners to purchase the remaining shares. The thresholds are imposed either by national law, stock exchange rules, or a company's articles of association. This mandatory takeover bid rule prohibits a shareholder from owning a large stake in the company and having a dominating voice in the decision making without being required to purchase the remainder of the shares. Without such a requirement, the other shareholders, although potentially holding a substantial percentage of the company's shares, would be left with relatively little say in decisions. Mandatory bid requirements also seek to prevent 'creeping acquisitions' and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts to the large shareholder.

ISS opposes proposals to exempt a large shareholder from the obligation to bid. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners.

ISS does make an exception to the mandatory takeover bid rule when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom and Ireland, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under certain circumstances, ISS will support such a waiver, namely, if the share repurchase would not push the large shareholder's stake in the company above 50 percent.

                            Reincorporation Proposals

                       ISS General Recommendation & Policy

Vote reincorporation proposals on a CASE-BY-CASE basis.

Discussion
Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, ISS first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company's growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company's capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

ISS believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, ISS recommends voting against the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders' interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

                                     -B-31-

                        Expansion of Business Activities

                       ISS General Recommendation & Policy

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion
Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.


                        Expansion of Business Activities

                       ISS General Recommendation & Policy

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.


Discussion
Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.

                           Related-Party Transactions

                       ISS General Recommendation & Policy

Vote related-party transactions on a CASE-BY-CASE basis.

Discussion
Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company's dealings with entities that employ the company's directors, are usually classified as related party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. ISS looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms, ISS recommends that shareholders support the proposal.

                               Compensation Plans

                                     -B-32-

                       ISS General Recommendation & Policy

Vote compensation plans on a CASE-BY-CASE basis.

Discussion
Disclosure on compensation in most countries is not as extensive as U.S. disclosure. However, compensation plans are becoming more common on meeting agendas of foreign companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, ISS supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

For many years, ISS has employed a complex methodology for evaluating compensation proposals in the United States, but this has only been possible because of the extensive disclosure provided in U.S. proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication. Compensation is not a topical issue in most non-U.S. markets, therefore the degree of information available to evaluate such proposals is usually limited to basic details. For this reason, ISS uses a simpler methodology for evaluating most non-U.S. compensation proposals, but with the same goal of maximizing shareholder value.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

ISS reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans. With the exception of the United Kingdom, where ISS uses a compensation valuation model to evaluate the cost of stock-based compensation plans, ISS analyzes plans in all other global markets by calculating the dilution under a company's share plans and by analyzing plan features.

Stock Option Plans
Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company's share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold).

When evaluating stock option plans, ISS's first hurdle is obtaining information regarding the key terms of the plan. Ideally, we would like to see the full text of the plan, or a summary of the plan's key terms, with information on the plan's dilution, exercise price/presence of discounts, administration and participation, types of awards used, vesting provisions, and performance criteria. However, in many markets, especially where companies are only beginning to introduce stock-based compensation, information on key plan terms can be quite limited. ISS generally supports efforts to more closely align executive pay with shareholder interests, and generally encourages companies to improve their compensation disclosure practices. However, until disclosure standards improve in these markets, ISS believes that it would be counterproductive to oppose all plans in a given country on this basis. Still, some basic parameters are necessary in order for ISS to consider supporting a compensation plan. At a minimum, ISS requires information on the maximum potential dilution of a plan and information concerning the exercise price. If a plan meets our guidelines on these two points, ISS will support the plan. For markets where certain plan information is regularly disclosed, and a company has failed to provide this information to shareholders, ISS will vote against the plan on the basis of substandard disclosure.

Among the criteria that ISS examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

                                     -B-33-

Shares Reserved for Issuance of Options Under the Plan
The maximum number of shares ISS approves under a plan depends on the classification of a company's stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than five percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than ten percent of the issued capital at the time of approval under all plans. However, ISS will support plans at mature companies with dilution levels of up to ten percent if the plan includes other positive features, such as challenging performance criteria or premium-priced options. These features partially offset dilution concerns, as their inclusion reduces the likelihood that options will become exercisable unless there is a clear improvement in shareholder value.

For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of five percent or ten percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. ISS prefers plans where the limits are sufficiently spread out, e.g., five percent in five years, ten percent in ten years. Revolving limits of ten percent in ten years should also include 'flow-rate' restrictions that further limit the plan's dilution, such as a cap of 'three percent in three years,' '2.5 percent in five years,' or 'one percent in one year.'

Exercise Price
ISS prefers that options be priced at not less than 100 percent of the shares' fair market value on the date of grant. Usually this is taken as the closing price of the company's shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

Discounted Options, Restricted Stock, and Stock Grants
Many countries allow for options to be granted at a discount to market prices. ISS evaluates restricted stock, which is essentially a deeply discounted option often with mandatory vesting provisions, in the same manner as a discounted option. Restricted stock, which is generally offered at a 100-percent discount and vests in three to five years, is most often seen in the United States, but it is becoming increasingly popular in other jurisdictions. Stock grants are another type of discounted award in which company shares may be granted outright to recipients with no payment required for the receipt of shares. In the absence of performance criteria (see below), ISS opposes grants of discounted options, including restricted stock. Absent performance criteria or vesting provisions, holders of discounted options or restricted stock have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains, thereby reducing or eliminating the incentive value of such awards. ISS generally opposes stock grants as their incentive value is dubious.

In very rare cases, ISS may consider supporting a plan that includes discounted options, including restricted stock, if the company has attached challenging performance criteria to the options, including price hurdles. Performance-based vesting provisions require tangible improvements in the company's financial performance or share price before the discounted options or restricted shares can be exercised. Performance criteria are evaluated by reference to both the company's country of incorporation and industry. Recipients of discounted options and restricted shares are required to tender less consideration, if any, to exercise their awards than recipients of market-priced options are required to tender; as a result, the former type of awards are more costly to shareholders from an economic perspective. However, the higher performance threshold imposed by suitably challenging performance criteria may mitigate the higher economic costs.

In general, ISS does not believe that vesting provisions, however stringent, sufficiently mitigate the excessive cost of discounted awards, but with respect to the use of restricted stock in U.S.-style stock option plans seen in global markets, ISS recognizes that restricted stock is a common feature of these plans, that often these awards represent

                                     -B-34-
only a small portion (usually significantly below one percent) of a company's outstanding share capital, and that performance criteria are not common in U.S.-style plans. As a result, ISS believes that it would be counterproductive to oppose all such plans solely on the inclusion of restricted stock. However, ISS would only approve of plans that set out strict limits on such grants, include stringent vesting provisions, and that meet our guidelines in all other aspects.

Plan Administration
ISS opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow nonexecutive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, ISS approves of separate nonexecutive director option plans with independent administration if the number of shares reserved for such plans is limited. Shares reserved for director plans, when combined with shares reserved for all of the company's stock option plans should not exceed ISS's aggregate dilution limits. In addition, shares reserved over the life of such a plan should not exceed one percent of a company's outstanding share capital for mature companies and 1.6 percent for growth-oriented companies for a five-year plan. Shares reserved for nonexecutive director option grants in any one year should not exceed 0.2 percent for mature companies and 0.3 percent for growth companies.

Eligibility and Participation
ISS prefers separate plans for employees, directors, and nonexecutive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

Performance Criteria and Vesting Provisions
Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria may compensate for minor shortcomings in a plan. If a plan falls just beyond one of the above guidelines but has both performance criteria and vesting provisions, support may be justified. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. We favor the inclusion of performance targets and graduated vesting schedules because awards that are contingent upon sustained and measurable improvements are more likely to fulfill their purpose of truly providing incentive. However, if a plan meets all other aspects of ISS's guidelines, these two criteria are not mandatory, unless the inclusion of such provisions are standard in the company's country of incorporation and a company has failed to include them.

Other Features Specific to Option Plans
Issue Terms
Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

Option Repricing
Some plans include specific provisions allowing for the repricing of options at the board's discretion. ISS opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

Financial Assistance
Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company's option plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in ISS's analysis of the plan.

                                     -B-35-

Plans for International Employees
Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. ISS applies the same criteria to these plans as to country-specific plans.

Stock Appreciation Rights
Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between a SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. ISS reviews SARs in the context of the option plan under which they are issued.

Phantom Stock Option Plans
Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While ISS prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

Superoptions
Superoptions exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. superoptions, for example, exceed the Association of British Insurers' recommended limit that options represent no more than four times a participant's salary, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from superoptions has historically been fairly moderate. Superoptions appear most often in advanced markets with developed stock option plans.

Dividends Under Option and Dividend Equivalent Payment Provisions
Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. ISS believes that any economic benefit derived from option plans should occur at the time of exercise.

Using Repurchased Shares in Share Compensation Plans
In many countries, companies use shares purchased on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise. ISS also recognizes the benefits to existing shareholders when repurchased shares are used to fund option grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests, buybacks still represent a very real cost to the company and shareholders. As a result, if a company wants to use repurchased shares in its compensation plans, ISS expects some kind of limitation on the number that can be used.

If a plan includes a specified limit on the total number of shares that could be used and repurchased shares would count toward that limit, ISS recommends that shareholders support the plan as long as it meets all other guidelines. However, if repurchased shares would not count toward the plan's limit on newly issued shares but would operate as an additional pool of shares, then ISS looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards.

Incentive Plans
Share incentive plans tie key employees' compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company's industry or stock market index,

                                     -B-36-
creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

Employee Stock Purchase Plans and Savings-Related Share Option Schemes
Employee stock purchase plans and savings-related share option schemes (together, ESPPs) provide employees an opportunity to purchase stock in their company, often at a discount to market prices. Plans may operate via monthly deductions from employees' paychecks, gathered and held for safekeeping by a trust or bank, and used to purchase company stock on behalf of the employee. ESPPs can lead to greater commitment from employees, provide performance incentives, and provide all employees the opportunity to share in the company's growth.

ESPPs differ from stock option plans in that in an ESPP, all eligible participants have the option to participate in the plan and may choose how much they wish to contribute to the plan, whereas in a stock option plan, the administering committee chooses who actually participates in the plan, that is, receives options under the plan. ISS recommends approval for many of these plans because they encourage wide share ownership in the company among employees. When analyzing ESPPs for global companies, ISS considers the following factors:

Eligibility
This is an important factor when considering ESPPs proposed by global companies. For a plan to qualify as an ESPP, all full-time employees who have been with the company for a reasonable amount of time (some plans also allow for participation by part-time employees) must be eligible to participate in the plan, and more important, eligible participants must have the ability to determine whether they will participate and to what extent they will participate, subject to certain limits, as discussed below.

Dilution
Many markets, such as the United States, Canada, Ireland, and certain tax haven markets, differentiate between shares reserved for ESPPs and shares reserved for stock option plans. In these markets it is our practice to have separate dilution limits (a) for shares reserved for ESPPs, and (b) shares reserved for stock option plans. Other markets, notably the United Kingdom, do not reserve separate pools of shares for ESPPs and option plans, therefore we cannot make such distinctions.

For those markets that reserve a separate pool of shares for ESPPs, ISS policy is to exclude such shares from our dilution calculations for stock option plans. However, ISS policy provides that no more than five percent of a company's shares may be reserved for ESPPs at any given time, with such five percent being over and above the company's limit (either five or ten percent) reserved for option plans. Accordingly, a company could have up to ten percent of its shares reserved for option plans and five percent of its shares reserved for ESPPs at any given time. Alternatively, ISS would consider a higher dilution limit for ESPPs if the company in question sufficiently limited dilution under its option plans.

For those markets that reserve a common pool of shares for ESPPs and stock option plans, ISS policy is to evaluate the dilution under the common pool of shares in accordance with the dilution limitations applicable to stock option plans.

                                     -B-37-

Offering Period and Offering Price
The offering period, also known as the purchase period, is the time period over which a participant's contributions are accumulated for the purchase of shares under the plan. The offering price is the company's share price taken on a specific date, less the applicable discount, at which a participant's accumulated payroll deductions are used to purchase shares. Both the offering period and the offering price are country- and plan-specific. For example, ESPPs that are intended to comply with Section 423 of the U.S. Internal Revenue Code (Section 423 Plans) and therefore qualify for favorable tax treatment may not have an offering period in excess of 27 months. Section 423 Plans, however, almost always provide for an 'either/or' offering price, which provides participants the right to purchase shares at the lesser of the fair market value of that company's shares, less the applicable discount, as of either the first or last day of the offering period. In contrast, plans in the United Kingdom and Ireland generally have a three-, five-, or even seven-year offering period, and the offering price is the fair market value on the date an employee commences participation in the plan.

ISS's assessment of a plan takes into account the length of the offering period and the date on which the offering price is determined. If the plan has an 'either/or' feature, a shorter offering period is in the interests of shareholders because such provisions reduce the market risk associated with the plan. The maximum offering period for plans with such a feature is 27 months. In contrast, if the offering price is based on the price of the company's shares on the date plan participation commences, then a longer offering period is generally in the interests of shareholders, as it should more effectively focus the efforts of plan participants on increasing shareholder value. In these cases, the minimum offering period is three years.

Discounts
These are generally country-specific, e.g. the maximum discount under a Section 423 Plan is 15 percent. In the United Kingdom the maximum discount is 20 percent, and in Ireland it is 25 percent. The amount of the discount is often obscured because some plans do not provide for a discount per se, but rather provide that participants will receive matching shares. This practice is common in Canada. For instance, a plan may stipulate that for every two shares a participant purchases under a plan, the company will provide one 'matching share' to the participant; in effect the participant receives three shares for the price of two, which is mathematically equivalent to a 33-percent discount. If a plan employs matching shares, the analyst must simply calculate the imputed discount using the maximum match.

In reviewing discounts, ISS takes into consideration the offering period and offering price. Because plans with 'either/or' provisions reduce the market risk associated with plan purchases, we believe the maximum discount available under such plans should be 15 percent. However, ISS guidelines allow for greater discounts, up to 25 percent, for plans in which the offering price is based on the company's share price on the date participation commences.

Limits on the Number or Value of Shares Purchaseable (Participation Limits) ESPPs must specify a limit on the number or value of shares each participant is eligible to purchase, for Section 423 Plans it is US$25,000 per year, in the United Kingdom and Ireland it is GBP 3,000 and IRP 3,000, respectively. Because the shares are discounted, there must be some limit on the ability of eligible employees to participate to prevent excessive dilution. This also limits the ability of executives to buy, via the plan, large amounts of discounted shares. Ideally, there should be a plan feature prohibiting employees who are large shareholders (five percent in Section 423 Plans) from participating.

Loan Terms
Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessarily warrant a recommendation against a share purchase plan, but they are taken into consideration in ISS's analysis of the plan.

Grants Outside of Plans
Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. ISS prefers that companies make such grants in the context of an established plan.

                                     -B-38-

ISS's primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company's other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

                             Antitakeover Mechanisms

                       ISS General Recommendation & Policy

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Discussion
Common antitakeover mechanisms include staggered boards, supervoting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. ISS opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Renew Partial Takeover Provision (Australia)
Australian law allows companies to introduce into their articles a provision to protect shareholders from partial takeover offers, to be renewed by shareholders every three years. If a partial takeover of the company is announced, directors are required to convene a shareholder meeting at least 15 days before the closing of the offer to seek approval of the offer. If shareholders reject the resolution, the offer is considered withdrawn under company law and the company can refuse to register the shares tendered to the offer. ISS approves of consulting shareholders on takeover offers, and this article provides protection for minority shareholders by giving them ultimate decision-making authority based on their own interests, not the interests of directors or outside parties. ISS supports the adoption of this proposal in almost all cases.

Golden Shares
Recently privatized companies around the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, ISS recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

Poison Pills (Canada)
Otherwise known as shareholder rights plans, poison pills are seen primarily in the Canadian market. Unlike in the United States, Canadian securities legislation requires shareholder approval of all poison pills. Companies generally state that they seek to adopt or renew pills in order to protect shareholders against unfair, abusive, or coercive takeover strategies and to give the target company's board time to pursue alternatives to a hostile takeover bid. Theoretically, the board will refuse to redeem the pill in the face of an unfair offer in order to force a bidder to negotiate for a better offer, at which point it will redeem the pill. Some pills have operated this way and have resulted in better terms for target companies.

Nonetheless, ISS guidelines generally do not support the adoption of poison pills on the grounds that they serve to entrench management. Improperly structured rights plans have been used by boards to ward off offers beneficial to shareholders. Current owners should decide who will own the company, with advice and negotiation from the board and management. When considering the merits of a poison pill, ISS also examines what other antitakeover devices the company has and the company's treatment of shareholders in past situations.

Canadian poison pills often have a sunset provision, requiring shareholder confirmation of the plan. Most pills have either a five-year sunset provision or a ten-year sunset provision with a requirement that shareholders confirm the

                                     -B-39-
continuation of the plan in five years. ISS guidelines support a three-year sunset provision, which affords shareholders the ability to reconsider the plan in light of changing market conditions and to review management's use of the plan. Canadian pills also typically include a permitted bid clause, under which the takeover bid must be made on equal terms to all holders of the company's voting shares; the company must extend the expiration of the bid, usually by 60 or 90 days following the date of the bid. Management sets the terms of the permitted bid clause, and therefore it influences the level of protection that will be provided to shareholders.

ISS determines whether the permitted bid feature offers shareholders adequate powers relative to the board in the event of a bid not being approved by the board. Allowing shareholders the right to override the board as a means of balancing power is crucial, but the specifics of the permitted bid clause are usually insufficient. Under the clause, the pill may be triggered by a shareholder not intent on a complete acquisition, but who merely wishes to purchase a significant stake in the company. This gives the board power to deny shareholders the benefit of a large, semi-controlling shareholder and precludes partial bids that may be in shareholders' interests.

Despite the inclusion of sunset provisions and permitted bid clauses, the balance of power in Canadian pills generally favors the board over shareholders. Under the terms of most pills, the board has either the right or discretion to do the following:

         o redeem or trigger the pill;
         o amend the pill if shareholder approval is obtained prior to the separation date;
         o amend the exercise price of the rights;
         o alter the separation date;
         o decide which parties are acting in concert to determine the level of beneficial ownership that could be used to trigger the pill; and
         o waive the pill's triggering with respect to one bidder and not others, allowing the board to favor one bid over another.

This does not mean that all pills are detrimental. Companies may continue to amend their pills (the permitted bid clause in particular) and may develop a pill that offers shareholders adequate power.

Depositary Receipts and Priority Shares (The Netherlands)
Depositary receipts are an especially common antitakeover defense among large Dutch companies. Ordinary voting shares are first issued to a company-friendly trust or foundation. The trust or foundation in turn issues depositary receipts, similar to banks in the United States issuing ADRs except that the foundation retains the voting rights of the issued security. The depositary receipts carry only the financial rights attached to the shares (i.e., dividends). In this manner, the company gains access to capital while retaining control over voting rights.

Priority shares, established in a company's articles, may be awarded with certain powers of control over the rest of the company. In practice, priority shares are held by members of the supervisory board, company-friendly trusts or foundations, or other friendly parties. Depending on the articles, priority shareholders may determine the size of the management or supervisory boards or may propose amendments to articles and the dissolution of the company. ISS recommends voting against the introduction of depositary receipts and priority shares.

Supermajority Vote Requirements
Supermajority vote requirements violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking provisions that are in the best interest of shareholders. However, in many world markets, supermajority vote requirements for special resolutions or EGMs are the norm, either two-thirds or three-fourths of shares voting at the meeting (either in person or by proxy). When reviewing proposals to introduce supermajority vote requirements, ISS takes into account market norms, the company's reasons for the change, and the company's ownership structure.

                              Shareholder Proposals

                       ISS General Recommendation & Policy

Vote all shareholder proposals on a CASE-BY-CASE basis.

                                     -B-40-

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Discussion
ISS reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

Corporate Governance Proposals
Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company's operations. If a measure would improve disclosure of company activities in nonstrategic areas and at minimal costs, ISS supports the proposal. If a proposal seeks to improve the company's corporate governance structure, such as adopting board committees, eliminating staggered board structures, or cancelling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, ISS recommends opposing the proposal.

Social and Environmental Proposals
In evaluating social and environmental proposals, ISS first determines whether or not the issue in question should be addressed on a company-specific basis. Many social and environmental issues are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, ISS recommends voting against the proposal.

Most proposals of this type require shareholders to apply subjective criteria in making their voting decision. While broader issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries are required to consider only the ultimate interests of their direct beneficiaries. Relating the interests of their beneficiaries to the greater good can be a difficult process and a matter for individual determination. For this reason, ISS focuses on the financial aspects of social and environmental proposals. If a proposal would have a negative impact on the company's financial position or adversely affect important operations, ISS recommends opposing the resolution. Conversely, if a proposal would have a clear and beneficial impact on the company's finances or operations, ISS recommends supporting the proposal.

                                     -B-41-

ISS Proxy Voting Guidelines Summary.

ISS Proxy Voting Guidelines Summary

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

The Board of Directors (Chapter 3)

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis,examining the following factors: composition of the board and keyboard committees, attendance at board meetings, corporate governanceprovisions and takeover activity, long-term company performancerelative to a market index, directors' investment in the company,whether the chairman is also serving as CEO, and whether a retired CEOsits on the board. However, there are some actions by directors thatshould result in votes being withheld. These instances include directorswho:

o Attend less than 75 percent of the board and committee meetingswithout a valid excuse,
o Implement or renew a dead-hand or modified dead-hand poison pill,o Ignore a shareholder proposal that is approved by a majority of theshares outstanding,
o Ignore a shareholder proposal that is approved by a majority of thevotes cast for two consecutive years,
o Failed to act on takeover offers where the majority of the shareholders tendered their shares,
o Are inside directors and sit on the audit, compensation, or nominating committees, and
o Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties,
o    Majority of independent directors on board,
o    All-independent key committees,
o    Committee chairpersons nominated by the independent directors,
o    CEO performance reviewed annually by a committee of outside directors,
o    Established governance guidelines, and
o    Company performance.

Proposals Seeking a Majority of Independent Directors

                                     -B-42-

Shareholder proposals asking that a majority of directors be independent should be evaluated on a CASE-BY-CASE basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote AGAINST shareholder proposals to limit the tenure of outside directors. Age Limits

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Proxy Contests (Chapter 4)

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Auditors (Chapter 5)

Ratifying Auditors

                                     -B-43-

Vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent;or there is reason to believe that the independent auditor hasrendered an opinion which is neither accurate nor indicative of thecompany's financial position.

Proxy Contest Defenses (Chapter 6)

Board Structure: Staggered vs. Annual Elections

Vote AGAINST proposals to classify the board.Vote FOR proposals to repeal classified boards and to elect all directorsannually.

Shareholder Ability to Remove Directors
Vote AGAINST proposals that provide that directors may be removed onlyfor cause.Vote FOR proposals to restore shareholder ability to remove directorswith or without cause.Vote AGAINST proposals that provide that only continuing directors mayelect replacements to fill board vacancies.Vote FOR proposals that permit shareholders to elect directors to fillboard vacancies.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.Vote proposals to restore or permit cumulative voting on a CASE-BY-CASEbasis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to callspecial meetings.Vote FOR proposals that remove restrictions on the right of shareholdersto act independently of management.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to takeaction by written consent.Vote FOR proposals to allow or make easier shareholder action by writtenconsent.

Shareholder Ability to Alter the Size of the Board

Vote FOR proposals that seek to fix the size of the board.Vote AGAINST proposals that give management the ability to alter the sizeof the board without shareholder approval.

Tender Offer Defenses (Chapter 7)

Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poisonpill for shareholder ratification.Review on a CASE-BY-CASE basis shareholder proposals to redeem acompany's poison pill.Review on a CASE-BY-CASE basis management proposals to ratify apoison pill.

Fair Price Provisions

                                     -B-44-

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis,evaluating factors such as the vote required to approve the proposedacquisition, the vote required to repeal the fair price provision, and themechanism for determining the fair price.Generally, vote AGAINST fair price provisions with shareholder voterequirements greater than a majority of disinterested shares.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote AGAINST dual-class exchange offers. Vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote AGAINST management proposals to require a supermajority shareholdervote to approve charter and bylaw amendments.Vote FOR shareholder proposals to lower supermajority shareholdervote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

Miscellaneous Governance Provisions (Chapter 8)

Confidential Voting

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

                                     -B-45-

Equal Access

Vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Capital Structure (Chapter 9)

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a CASE-BY-CASE basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder

                                     -B-46-
returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Consider the following issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy-- Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as:

o adverse governance changes,o excessive increases in authorized capital stock,o unfair method of distribution,o diminution of voting rights,o adverse conversion features,o negative impact on stock option plans, ando other alternatives such as spinoff.


Executive and Director Compensation (Chapter 10)

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

                                     -B-47-

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote on management proposals seeking approval to reprice options on a CASE-BY-CASE basis.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-Related Compensation Proposals:

o Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Added Performance-Based Goals

Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

o Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote FOR shareholder proposals that seek additional disclosureof executive and director pay information.Review on a CASE-BY-CASE basis all other shareholder proposals that seekto limit executive and director pay.

                                     -B-48-

Golden and Tin Parachutes

Vote FOR shareholder proposals to have golden and tin parachutessubmitted for shareholder ratification.Review on a CASE-BY-CASE basis all proposals to ratify or cancel goldenor tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals that request shareholder approval in order to implementan ESOP or to increase authorized shares for existing ESOPs, exceptin cases when the number of shares allocated to the ESOP is "excessive"(i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

State of Incorporation (Chapter 11)

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

Mergers and Corporate Restructurings (Chapter 12)

Mergers and Acquisitions
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

                                     -B-49-

Votes on asset sales should be made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote FOR changing the corporate name.

Mutual Fund Proxies (Chapter 13)

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
     o ignore a shareholder proposal that is approved by a majority of shares outstanding;
     o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
     o are interested directors and sit on the audit or nominating committee; or
     o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the issues past shareholder activism, board activity, and votes on related proposals.

                                     -B-50-

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and

                                     -B-51-
implications.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund's Subclassification

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals Establish Director Ownership Requirement

Vote AGAINST the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

                                     -B-52-

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

Social and Environmental Issues (Chapter 14)

Social and Environmental Issues (Chapter 14)

CONSUMER ISSUES AND PUBLIC SAFETY

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o    The degree that competitors are using animal-free testing.

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o    Whether the proposal focuses on a specific drug and region;
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;
o    Whether the company already limits price increases of its products;
o Whether the company already contributes life-saving pharmaceuticals to the needy; and
o    The extent that peer companies implement price restraints.

Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

o    The costs and feasibility of labeling and/or phasing out;
o The nature of the company's business and the proportion of it affected by the proposal;
o The proportion of company sales in markets requiring labeling or GMO-free products;
o    The extent that peer companies label or have eliminated GMOs;
o Competitive benefits, such as expected increases in consumer demand for the company's products; and
o The risks of misleading consumers without federally mandated, standardized labeling.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions

                                     -B-53-
presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
o    The extent that peer companies have eliminated GMOs;
o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products; and
o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs.

Vote AGAINST proposals seeking a report on the health effects of GMOs. Studies of this sort are better undertaken by regulators and the scientific community.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
o Whether the company has adequately disclosed the financial risks of its subprime business; and
o Whether the company has been subject to violations of lending laws or serious lending controversies.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:
o    Whether the company complies with all local ordinances and regulations;
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness; and
o    The risk of any health-related liabilities.

Advertising to youth:
o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;
o    Whether the company has gone as far as peers in restricting advertising;
     and
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

                                     -B-54-

Cease production of tobacco-related products or avoid selling products to tobacco companies:
o    The percentage of the company's business affected and
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:
o    The percentage of the company's business affected;
o    The feasibility of a spinoff; and
o    Potential future liabilities related to the company's tobacco business.

Stronger product warnings:Vote AGAINST proposals seeking stronger product warnings. Such decisions are betterleft to public health authorities.

Investment in tobacco stocks:Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions arebetter left to portfolio managers.


ENVIRONMENT AND ENERGY

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

o    Whether there are publicly available environmental impact reports;
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o    The current status of legislation regarding drilling in ANWR.


CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;
o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;
o Environmentally conscious practices of peer companies, including endorsement of CERES; and
o    Costs of membership and implementation.

Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting. However, additional reporting may be warranted if:

o    The company's level of disclosure lags that of its competitors or

                                     -B-55-

o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o    The nature of the company's business and the percentage affected;
o    The extent that peer companies are recycling;
o    The timetable prescribed by the proposal;
o    The costs of implementation; and
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

o    The nature of the company's business and the percentage affected;
o The extent that peer companies are switching from fossil fuels to cleaner sources;
o    The timetable and specific action prescribed by the proposal; and
o    The costs of implementation.


GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o    The relevance of the issue to be linked to pay;
o The degree that social performance is already included in the company's pay structure;
o The degree that social performance is used by peer companies in setting pay;
o Violations or complaints filed against the company relating to the particular social performance measure;
o Artificial limits sought by the proposal, such as freezing or capping executive pay;
o    Independence of the compensation committee; and
o    Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

                                     -B-56-

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.


LABOR STANDARDS AND HUMAN RIGHTS

China Principles

Vote CASE-BY-CASE on proposals to implement the China Principles, taking into account:

o The company's current workplace code of conduct or adherence to other global standards and their similarity to the Principles;
o    Agreements with foreign suppliers to meet certain workplace standards;
o    How company and vendor facilities are monitored;
o    Peer company adherence to the Principles;
o    Costs and feasibility/legality of implementing the Principles;
o    Control of company and involvement of Chinese army/government; and
o Whether the company has been recently involved in labor and human rights controversies or violations.

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

o    The nature and amount of company business in that country;
o    The company's workplace code of conduct;
o    Proprietary and confidential information involved;
o    Company compliance with U.S. regulations on investing in the country; and
o    Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
o    Agreements with foreign suppliers to meet certain workplace standards;
o    How company and vendor facilities are monitored;
o    Company participation in fair labor organizations;
o    Type of business;
o    Proportion of business conducted overseas;
o    Countries of operation with known human rights abuses;
o Whether the company has been recently involved in labor and human rights controversies or violations;
o    Peer company standards and practices; and

                                     -B-57-

o    Union presence in company's international factories.

Generally vote AGAINST proposals that mandate outside independent monitoring, which may entail sizable costs to the company unless there are serious concerns or controversies surrounding the company's overseas operations.

Generally vote FOR reports outlining vendor standards compliance unless:

o The company does not operate in countries with significant human rights violations;
o    The company has no recent human rights controversies or violations; or
o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o    Company compliance with or violations of the Fair Employment Act of 1989;
o Company antidiscrimination policies that already exceed the legal requirements;
o    The cost and feasibility of adopting all nine principles;
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);
o    The potential for charges of reverse discrimination;
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;
o    The level of the company's investment in Northern Ireland;
o    The number of company employees in Northern Ireland;
o    The degree that industry peers have adopted the MacBride Principles; and
o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS Foreign Military

Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production, taking into account:

o Whether the company currently manufactures landmines or landmine components and
o    Whether the company's peers have renounced future production.

Spaced-Based Weaponization

                                     -B-58-

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

o    The information is already publicly available or
o    The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o    The degree of board diversity;
o    Comparison with peer companies;
o    Established process for improving board diversity;
o    Existence of independent nominating committee;
o    Use of outside search firm; and
o    History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless:

o    The company has well-documented equal opportunity programs;
o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o    The composition of senior management and the board is fairly inclusive;
o The company has well-documented programs addressing diversity initiatives and leadership development;
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and/or
o    The company has no recent EEO-related violations or litigation.

Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

                                     -B-59-

o Whether the company's EEO policy is already in compliance with federal, state, and local laws;
o    Whether the company has any recent EEO violations or litigation; and
o Whether the company faced controversies regarding unfair treatment of gay and lesbian employees.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

                                     -B-60-

                         MARSICO CAPITAL MANAGEMENT, LLC
                       PROXY VOTING POLICY AND PROCEDURES

     Statement of Policy

1. It is the policy of Marsico Capital Management, LLC ("MCM") to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM's clients, as summarized here.

o MCM's security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM's investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

o In certain circumstances, MCM's vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

o MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client's account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

o In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

o MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's Proxy Voting policy and reports describing the voting of a client's proxies are available to the client on request.

o MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM's Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM's control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

                                     -B-61-

                                   Definitions

2. By "best interests of MCM's clients," MCM means clients' best economic interests over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3.a. By "material conflict of interest," MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM's parent company, Bank of America Corporation ("BAC") or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.

3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM's employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer's (or affiliated entity's) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

      Procedures: MCM Invests in Companies With Management Teams That Seek
          Shareholders' Best Interests, and Usually Votes Proxies with
                           Management Recommendations

4. MCM's security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM's investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies' managements generally are in shareholders' best interests, and therefore in the best economic interests of MCM's clients.

5. In certain circumstances, MCM's vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents -- such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters - could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM's analysis if in MCM's view such a vote appears consistent with the best interests of clients. As further examples, in MCM's sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM's view.

6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM's general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company's management team no longer appears to be serving shareholders' best interests, MCM may take any action it deems

                                     -B-62-
appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.

     Procedures:  Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM's instructions based on MCM's Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM's proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider's recommendations (although MCM may do so in certain circumstances discussed in "Alternative Procedures for Potential Material Conflicts of Interest" below).

            Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM's Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM's ability to vote or otherwise process proxies may be limited by many factors, including MCM's dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM's control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client's account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM's view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

                                     -B-63-

       Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM's interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM's voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM's interests and clients' interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

     (i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be "echo voted" or "mirror voted" in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

     (ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm's relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

     (i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

     (ii)  Abstaining or taking no action on the proxies; or

     (iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

                         Voting by Client Instead of MCM

15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM's policy or with MCM's vote-by-vote analysis.

17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.

                                     -B-64-

                Persons Responsible for Implementing MCM's Policy

18. MCM's Client Services staff has primary responsibility for implementing MCM's Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM's Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.


                                  Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

     (i) Copies of all proxy voting policies and procedures;

     (ii) Copies of proxy statements received (unless maintained elsewhere as described below);

     (iii) Records of proxy votes cast on behalf of clients;

     (iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

     (v) Written client requests for proxy voting information, and

     (vi) Written responses by MCM to written or oral client requests.

20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM's Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client's account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM's control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

                                     -B-65-

           Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM's voting record for the client's securities through summary disclosure in Part II of MCM's Form ADV. Upon receipt of a client's request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

                                      * * *

MCM's Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.


Approved by:          Steven Carlson /s/
                      ------------------

Title:                Chief Compliance Officer
                      ------------------------

Effective Date:       October 1, 2004
                      ---------------

---------------------------------------------------------

Policy Amended:  February 10, 2006

Approved by:          Steven Carlson /s/

Title:                Chief Compliance Officer

Effective Date:       February 10, 2006

---------------------------------------------------------
Policy Amended:  July 19, 2006

Approved by:          Steven Carlson /s/

Title:                Chief Compliance Officer

Effective Date:       July 19, 2006

                                     -B-66-

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

PROXY VOTING POLICY

ISSUED: AUGUST 2003
MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM (USA)") manages money on behalf of, or provides investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act"), and any other law which governs the exercise of voting rights by an investment adviser.

          A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.

Fiduciary Duty Guideline Requirements

When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.

Our Policy

          A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committees" and "Proxy Services" below.

          When voting proxies, the following standards apply:

     o The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

                                     -B-67-

     o Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See "Proxy Committees" below.

     o Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.

     o The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

     o As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

          MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.

          Proxy Services

Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.

MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS's research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

Proxy Committees

From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.

One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee's deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.


                              Conflicts Procedures

         MFC-GIM (USA) is required to monitor and resolve possible material conflicts ("Conflicts") between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The

                                     -B-68-

Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

     Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

     In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

     The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

     Documentation and Client Notification Requirements

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as

     (i)       proxy voting procedures and policies, and all amendments thereto;

     (ii)      all proxy statements received regarding client securities;

     (iii)     a record of all votes cast on behalf of clients;

     (iv)      records of all client requests for proxy voting information;

     (v) any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

     (vi) all records relating to communications with clients regarding conflicts of interest in voting; and

     (vii)     any other material required by law to be kept from time to time.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

                                     -B-69-

                        Pzena Investment Management, LLC

                              Amended and Restated
                      Proxy Voting Policies and Procedures
                             Effective July 1, 2003
                                       and
                Further amended March 15, 2004 and August 1, 2004


I.   Requirements Described

     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the "Advisers Act"), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser's fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients. In addition, Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.
     B. United Kingdom Code of Conduct Considerations. Certain offshore clients have contractually obligated PIM to vote proxies and take other corporate actions consistent with the UK Combined Code of Practice. This Combined Code is the UK equivalent of to the Sarbanes-Oxley Act. The Combined Code is mostly a prudential guide setting out the kinds of things investment firms should be watching out for in their portfolio companies in order to ensure shareholders derive value from their investments. With respect to proxy voting, the Combined Code emphasizes that investment advisers have a responsibility to make considered use of their votes. Best practice recommendations under the Combined Code for fulfilling this duty include meetings between the investment adviser and senior management of portfolio companies, and monitoring of portfolio companies' (1) governance arrangements (particularly those relating to board composition, structure, accountability and independence), (2) management compensation arrangements, (3) financial reporting; (4) internal controls, and
(5) approach to corporate social responsibility.
     C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser's management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:
     1. Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.
     2. An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.
     3. In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan's investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)
     4. No one can direct the investment manager's vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.
     5. The client must periodically monitor the adviser's voting activities, and both the client's monitoring activities and the adviser's voting activities (including the votes cast in each particular case) must be documented.
II.  Procedures

                                     -B-70-

     A.   Introduction

     As of October 1, 2001, PIM ("PIM") began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. ("ISS"). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately managed account client portfolios and the U.S. companies in the Pzena Investment Management International--Pzena Global Value Service portfolio. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).(3)
     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Indata system. A direct link download has been established between PIM and ISS providing data from the Indata System. ISS assists us with our recordkeeping functions, as well as the mechanics of voting. As part of ISS's recordkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.

     B.   Compliance Procedures

     PIM's standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client's account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst's compliance with such procedures when voting. The Director of Compliance is responsible for monitoring overall compliance with these procedures.

     C.   Voting Procedures

     1.   Determine Proxies to be Voted

          Based on the information provided by PIM via the direct link download established between PIM and ISS mentioned above, ISS shall determine what proxy votes are outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM's records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling PIM and/or applicable Custodians. Pending votes will be forwarded first to the firm's Chief Compliance Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy Coordinator who will forward them on to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company's Annual Report, the proxy analysis by ISS, a blank

----------------------
(3) This default was phased in during early 2002 in order to give ISS time to customize their system. If we did not issue instructions for a particular proxy during the phase-in period. ISS marked the affected ballots based on the recommendations issued by ISS for that vote.

                                     -B-71-
disclosure of personal holdings form, and one or more vote record forms.(4) The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.
     If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst's recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Chief Compliance Officer for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system. Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.

     2.   Identify Conflicts and Vote According to Special Conflict Resolution
          Rules

          The primary consideration is that PIM act for the benefit of its clients and place its client's interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM's advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will advise PIM's Chief Compliance Officer, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.

     a.   PIM has identified the following areas of potential concern:
          o Where PIM manages any pension or other assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios.

          o Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

          o Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

          o Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.

     b. To address the first potential conflict identified above, PIM's Chief Compliance Officer will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM's Chief Compliance Officer who will check to see if the company soliciting the proxy is also on the public company client

----------------------

(4) A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

                                     -B-72-
list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     c. To address the second potential conflict identified above, PIM's Chief Compliance Officer (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM's clients (based on the client list generated by our Portfolio Management System, Indata). If the proponent of a shareholder proposal is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     d. To address the third potential conflict identified above, PIM's Chief Compliance Officer (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM's individual clients (based on the client list generated by our Portfolio Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor, or beneficiary thereof. If a director or director nominee is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     e. To address the fourth potential conflict identified above, PIM's Chief Compliance Officer (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this
Section 2.
     f. The following special rules shall apply when a conflict is noted in the red folder:
          i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
          ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst's determination whether a vote for or against a proposal is in the best interests of PIM's clients.
          iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM's client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client's proxy differently than it is voting the proxies of its other clients.
          iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM's total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy as stated in such disclosure.
          v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
          vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

                                     -B-73-

          Notwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer, and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:
          A designated member of PIM's client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM's conflict of interest, the ISS recommendation, and PIM's recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy in the manner it deems to be in the best interest of the client.
          When PIM's conflicts resolution policies call for PIM to defer to ISS recommendations, PIM will make a case-by-case evaluation of whether this deferral is consistent with its fiduciary obligations by inquiring about and asking for representations from ISS on any potential conflicts it has or may have with respect to the specific vote. PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares that PIM accepted as an accommodation to a new client as part of an account funding, but then liquidated shortly thereafter because such securities were not in PIM's model.
          On an annual basis, the Compliance Department also will review the conflicts policies and Code of Conduct that ISS posts on its website. This review will be conducted in February of each year before the start of proxy voting season.

          3.   Vote

          Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. We deem the best interests of the clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance. We also will use information gathered as a result of the in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes periodic meetings with senior management of portfolio companies. PIM may also consider information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services. Where applicable, PIM also will consider any specific guidelines designated in writing by a client.
          The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading accounts, the Research Analyst must complete a special "Disclosure of Personal Holdings Form" (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst's votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the responsibility of each Research Analyst to disclose such personal interest and obtain such initials. Any other owner, partner, officer, director, or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
          Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:
     a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).
     b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters, PIM generally will support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. In addition, the following are conditions that would generally cause us to vote against a management incentive arrangement:
          i.   With respect to incentive option arrangements:
          o    The proposed plan is in excess of 10% of shares, or
          o The company has issued 3% or more of outstanding shares in a single year in the recent past, or

                                     -B-74-

          o The new plan replaces an existing plan before the existing plan's termination date (i.e., they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

               For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:
               A = the number of shares reserved under the new plan/amendment
               B = the number of shares available under continuing plans
               C = granted but unexercised shares under all plans
               D = shares outstanding, plus convertible debt, convertible equity, and warrants
          ii. With respect to severance, golden parachute or other incentive compensation arrangements:
          o The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company's industry (based solely on information about those arrangements which may be found in the company's public disclosures and in ISS reports); or

          o The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive's then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

          o The triggering mechanism in the proposed arrangement is solely within the recipient's control (e.g., resignation).

     c. Support facilitation of financings, acquisitions, stock splits, and increases in shares of capital stock that do not discourage acquisition of the company soliciting the proxy.
     d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.
     e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.
     f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders' rights.
     g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.
     h. Oppose vague, overly broad, open-ended, or general "other business" proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
     i. Make sure management is complying with current requirements of the NYSE, NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters, the opinions and recommendations of ISS will be thoroughly evaluated and the following guidelines will be considered:

     o PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit ("other") fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

          In applying the above fee formula, PIM will use the following definitions:
          - Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

          - Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

                                     -B-75-

          - Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)

     o PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

     o PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character.

     o PIM generally will withhold votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.

     o PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on ISS opinions and recommendations as well as our personal assessment of the strength of the companies governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements.

     j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.
     k. PIM may abstain from voting a proxy if we conclude that the effect of abstention on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant. In addition, if a company imposes a blackout period for purchases and sales of securities after a particular proxy is voted, PIM generally will abstain from voting that proxy.
     It is understood that PIM's and ISS's ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian's and banks in updating their records and forwarding proxies. As part of its new account opening process, PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM's standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
     Where a new client has funded its account by delivering in a portfolio of securities for PIM to liquidate and the record date to vote a proxy for one of those securities falls on a day when we are temporarily holding the position (because we were still executing or waiting for settlement), we will vote the shares. For these votes only, we will defer to ISS's recommendations, however, since we will not have first hand knowledge of the companies and cannot devote research time to them.
     Proxies for securities on loan through securities lending programs will generally not be voted. Since PIM's clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.

     4.   Return Proxies

     The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Chief Compliance Officer will periodically verify that votes are being sent to the companies. Such

                                     -B-76-
verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.

     5.   Changing a Vote

     Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.

III. Corporate Actions

PIM shall work with the clients' Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system's Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm's Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM's Operations Administrative Personnel also will check the Company's website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.

IV.  Client Disclosures

On July 15, 2003, PIM sent all of its then existing clients a copy of these policies and procedures as amended and restated effective July 1, 2003, as well as a notice on how to obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM added a summary description of these policies and procedures to Schedule F of Part II of PIM's ADV, and disclosed in that document how clients may obtain information from PIM on how PIM has voted with respect to their securities. From and after July 15, 2003, PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. It also will update its ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.
PIM will provide proxy voting summary reports to clients, on request. With respect to PIM's mutual fund clients, PIM will provide proxy voting information in such form as needed for them to prepare their Rule 30b1-4 Annual Report on Form N-PX.

V.   Recordkeeping

     A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number, and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.
     B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM's principal office and 3 years in offsite storage.

                                     -B-77-

         i. Copies of PIM's proxy voting policies and procedures, and any amendments thereto.
         ii. Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.
         iii.     The vote cast for each proposal overall as well as by account.
         iv. Records of any calls or other contacts made regarding specific proxies and the voting thereof.
         v. Records of any reasons for deviations from broad voting guidelines.
         vi. Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.
         vii. A record of proxies that were not received, and what actions were taken to obtain them.
         viii. Copies of any written client requests for voting summary reports (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests (these shall be kept in the REPORTS folder contained in the client OPS file).

VI.  Review of Policies

The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM's proxy committee. This committee consists of PIM's Director of Research, Chief Compliance Officer, and at least one Portfolio Manager (who represents the interests of all PIM's portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.

Finally Adopted and Approved by the Pzena Investment Management Executive Committee on June 26, 2003 March 15, 2004 Amendments approved by the Proxy Committee as of March 5, 2004 Procedural (non-substantive) Updates on July 19, 2006

                                     -B-78-

                        TEMPLETON INVESTMENT COUNSEL, LLC
                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF ADVISER TO VOTE PROXIES

Templeton Investment Counsel, LLC (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Adviser) that has either delegated proxy voting administrative responsibility to Adviser or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Adviser votes proxies solely in the interests of, separate account clients, Adviser-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Adviser's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Adviser.


HOW ADVISER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Adviser subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Adviser's ultimate decision. As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Adviser is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, a situation may arise where one affiliate makes a voting decision on a company's proxy without the knowledge that another affiliate manages that company's retirement plan or other assets. In situations where Adviser perceives a material conflict of interest, Adviser may disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Clients for a voting decision; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

Weight Given Management Recommendations
One of the primary factors Adviser considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Adviser considers in determining how proxies should be voted. However, Adviser does not consider recommendations from management to be determinative of Adviser's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

                                     -B-79-

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Adviser's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.


GENERAL PROXY VOTING GUIDELINES

Adviser has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Adviser reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Adviser may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving and Adviser devotes significant time and resources to monitor these changes.


ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES

Adviser's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Adviser's organization, including portfolio management, legal counsel, and Adviser's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Adviser believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Adviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Adviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Adviser will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Adviser evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Adviser generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Adviser will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: In light of several high profile accounting scandals, Adviser will closely scrutinize the role and performance of auditors. On a case-by-case basis, Adviser will examine proposals relating to non-audit relationships and non-audit fees. Adviser will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Adviser reviews the ISS quantitative model utilized to assess

                                     -B-80-
such plans and/or the Glass Lewis evaluation of the plan. Adviser will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Adviser will generally oppose "golden parachutes" that are considered excessive. Adviser will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Adviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Adviser conducts an independent review of each anti-takeover proposal. On occasion, Adviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Adviser generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Adviser will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Adviser will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Adviser generally opposes any supermajority voting requirements as well as the payment of "greenmail." Adviser usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Adviser realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Adviser will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Adviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Adviser will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Adviser will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Adviser is primarily concerned about the financial interests of its Advisory Clients. Adviser will generally give management discretion with regard to social, environmental and ethical issues although Adviser may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Adviser manages investments in countries worldwide. Many of the tenets discussed above are applied to Adviser's proxy voting decisions for international investments. However, Adviser must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Adviser's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.


PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company

                                     -B-81-
too late, or may be unable to obtain a timely translation of the agenda. In addition, if Adviser has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Adviser may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Adviser may hold shares on a company's record date, should it sell them prior to the company's meeting date, Adviser ultimately may decide not to vote those shares.

Adviser may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Adviser may vote against the item to send a message to the company that if it had provided additional information, Adviser may have voted in favor of that item. Adviser may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Adviser is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Adviser's proxy policy:
     1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Adviser. The Proxy Group will periodically review and update this list.

     2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.

     3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

     4. In determining how to vote, Adviser's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

     5. The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

     6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

     7. The Proxy Group will attempt to submit Adviser's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the

                                     -B-82-
          meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

     8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

     9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Adviser and obtain instructions regarding whether Adviser desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Adviser, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Adviser is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

     10. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

     11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

     12. The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

     13. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.

     14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

     15.  At least annually, the Proxy Group will verify that:

          o All annual proxies for the securities held by Advisory Clients have been received;

          o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

          o Each proxy or sample of proxies received has been voted in accordance with the instructions of the Advisor;

          o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.

                                     -B-83-

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Adviser's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. The proxy voting records for Canadian mutual fund products will be available no later than August 31, 2006 at www.franklintempleton.ca. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Adviser are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.



As of June 30, 2006

                                     -B-84-

APPENDIX C
                                                                     August 2005

                              John Hancock Funds II
                             John Hancock Funds III

                Policy Regarding Disclosure of Portfolio Holdings

It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1.  Rating Organizations

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2.  Vestek (Thompson Financial)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3.  Proxy Voting Services

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.
..

                                     -C-1-

4.  Computer Software

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5.  Courts and Regulators

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

6.  Institutional Traders

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

7.  Other Persons

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

Resolution of Conflicts of Interest

If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the

                                     -C-2-
interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

Posting of Trust Portfolio Holdings on a Website

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

     1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);
     2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and
     3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

Changes to Policy

Any material changes to this policy must be approved by the Trusts' Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to the Trusts' Adviser and Subadvisers

This policy shall apply to the Trusts' Adviser and each of its subadvisers.

                                     -C-3-

         Appendix A to Policy Regarding Disclosure of Portfolio Holdings

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.

III. Employees* of the Trusts' custodian who provide services to either of the Trust.

IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trust.

*Includes temporary employees

                                     -C-4-

Appendix D

                           Dimensional Fund Advisors.
                                 ("Dimensional")
                        International Small Company Fund

                               Portfolio Managers

In accordance with the team approach used to manage the International Small Cap Fund (the "Portfolio"), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional Funds Advisors Inc. ("Dimensional"). The portfolio managers and portfolio traders also make daily decisions regarding the Portfolio, including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Ms. Umland as primarily responsible for coordingating the day-to-day management of the Portfolio.

Investments in Each Portfolio

As of December 31, 2005, neither Ms. Umland nor her immediate family held any ownership interests in the Portfolio.

Description of Compensation Structure

Dimensional's portfolio managers receive a base salary, a bonus, and may receive a commission based on services provided to certains clients of Dimensional. Compensation of a portfolio manager's experience, responsibilities, the perception of the qualify of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that they manage. Dimensional reviews the compensation of each portfolio manager annually. Each portfolio manager's compensation consists of the following:

     o Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager's base salary.

     o Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The bonus is based on the factors described above.

     o Commission for Client Services. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of Dimensional.

Portfolio managers may be awarded the right to purchase restricted shares of Dimensional's stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement polans and other programs available generally to all Dimensional employees.

Other Managed Accounts

[                ]

                                     -D-1-

                       Grantham, Mayo, Van Otterloo & LLC
                            International Growth Fund

The following table sets forth additional information about the senior members of the investment divisions responsible for coordinating overall portfolio management of the Funds. The information provided is as of February 28, 2006.

----------------------------------------------------------------------------------------------------------------------
Senior Member    Registered investment companies        Other pooled investment         Separate accounts managed
                managed (including non-GMO mutual    vehicles managed (world-wide)             (world-wide)
                 fund subadvisory relationships)
----------------------------------------------------------------------------------------------------------------------
                 Number of       Total assets       Number of      Total assets      Number         Total assets
                 accounts                            accounts                        of
                                                                                     accounts
----------------------------------------------------------------------------------------------------------------------
Edmond Choi          4           $186,837,160.85        0                0               5           $128,234,922.78
----------------------------------------------------------------------------------------------------------------------
Thomas Hancock      14        $17,045,695,506.82        5        $1,768,454,554.56      34        $10,269,006,628.98
----------------------------------------------------------------------------------------------------------------------
Sam Wilderman       27        $22,239,635,189.96        6        $1,706,531,808.87      20        $2,903,303,332.21
----------------------------------------------------------------------------------------------------------------------
                 Registered investment companies        Other pooled investment         Separate accounts managed
                managed for which GMO receives a     vehicles managed (world-wide)     (world-wide) for which GMO
                performance-based fee (including        for which GMO receives a        receives a performance-based
                 non-GMO mutual fund subadvisory          performance-based fee*                  fee*
                         relationships) *
               -------------------------------------------------------------------------------------------------------
                 Number of       Total assets       Number of      Total assets      Number         Total assets
                 accounts                            accounts                        of
                                                                                     accounts
----------------------------------------------------------------------------------------------------------------------
Edmond Choi          0                 0                0                0               0                0
----------------------------------------------------------------------------------------------------------------------
Thomas Hancock       0                 0                0                0               6        $2,248,425,499.22
----------------------------------------------------------------------------------------------------------------------
Sam Wilderman        3         $4,483,581,867.79        5        $1,644,622,178.89       7        $1,546,882,111.42
----------------------------------------------------------------------------------------------------------------------

*Subset of the accounts and assets managed noted above.

Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Portfolio and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the Portfolio and such other accounts. GMO believes several factors limit the conflicts between the Portfolio and other similar stock accounts managed by the Portfolio's portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Portfolio and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but

                                     -D-2-
with different fee structures is periodically examined by the Portfolio's portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

The senior member of the Portfolio's portfolio management team is a member (partner) of GMO. The compensation of each senior member consists of a fixed annual base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus related to the senior member's contribution to GMO's success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee determines base salary, taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. GMO's Compensation Committee also determines the level of partnership interest, taking into account the individual's contribution to GMO and its mission statement. The Committee may decide to pay a discretionary bonus to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person's compensation is based on his or her individual performance, GMO does not have a typical percentage split among base, bonus and other compensation. GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel. The Portfolio has not commenced operations and no members of the investment divisions have a beneficial interest in the Portfolio's shares.

                                     -D-3-

                        MARSICO CAPITAL MANAGEMENT , LLC
                        International Opportunities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

As of December 31, 2004, James Gendelman managed: (a) 12 registered investment companies with total assets of $2,514,700,000 and (b) 2 other accounts (nonpooled accounts) with total assets of $144,300,000. None of these accounts have performance based fees.
Portfolio Manager Disclosure

     1. For any portfolio managed by a team or committee, the name of each committee member (or if there are more than five, the five persons with the most significant responsibility). In addition, appropriate five-year biographical information for each member of the committee disclosed should be provided in accordance with Item 5 of Form N-1A.

          James G. Gendelman is the portfolio manager of the John Hancock Funds II International Opportunities Fund. Prior to joining Marsico Capital in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor's degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

     2. For each portfolio manager for the Trust, please provide the following in accordance with Item 15 of Form N-1A:

               a. Other Accounts Managed. The number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category (a) registered investment companies, (b) other pooled investment vehicles, and (c) other accounts (as defined in Item 15).

               As of August 31, 2006, Mr. Gendelman managed: (a) 14 other registered investment companies with total assets of $6,995,420,000, (b) 0 accounts for other pooled investment vehicles with total assets of $0, and (c) 8 other accounts with total assets of $503,793,000.

               b. Number of Accounts and Total Assets. For each of the categories in a. above, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

                    Mr. Marsico managed no accounts that are subject to a fee under which compensation was based on a share of the capital gains upon or capital appreciation of the account.

               c. Material Conflicts. A description of any material conflicts of interest that may arise in connection with the portfolio manager's management of the fund's investment, on the one hand, and the investments of the other accounts list in a. above , on the other. (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.

                    Portfolio managers at MCM typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make

                                     -D-4-
                    investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

                    Potential conflicts of interest may also arise when allocating and/or aggregating trades. MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is MCM's policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, MCM has adopted policies and procedures for allocating transactions across multiple accounts. MCM's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. MCM's compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

                    As discussed above, MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

               d. Portfolio Manager Compensation. The structure of, and the method used to determine the compensation of each portfolio manager.

MCM's portfolio managers are generally subject to the compensation structure applicable to all MCM employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) MCM's overall profitability for the period, and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from MCM.

Although MCM may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, MCM seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within MCM's Investment Team, contributions to MCM's overall investment performance, discrete securities analysis, and other factors.

                    In addition to his salary and bonus, Mr. Gendelman may participate in other MCM benefits to the same extent and on the same basis as other MCM employees.

               e. Ownership of Securities. For each portfolio manager state the dollar range of equity securities Fund (s) beneficially owned by the portfolio manager using the ranges noted in
                    Item 15.

                                     -D-5-

None. (MCM's Code of Ethics does not permit covered employees, including portfolio managers, to invest in mutual funds sub-advised by MCM.)

                                     -D-6-

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                                 ("MFC GLOBAL")

                        Greater China Opportunities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                                                                         Total
                            Registered       Assets          Pooled      Assets                        Assets          Assets
                            Investment       Managed       Investment    Managed                       Managed         Managed*
Trust                        Company          ($ US          Vehicle     ($ US          Other          ($ US           ($ US
Manager                      Accounts        millions)      Accounts    millions)      Accounts       millions)       millions)
-------                      --------        ---------      --------    ---------      --------       ---------       ---------
Carson Jen &
Narayan Ramani                  5           $ 1,701.7           -           -                         $1,701.7

Robert Lutzko &
Niall Brown                     1           $   251.2           -           -                         $251.2

Seton Lor                       7           $   822.7           -           -                         $822.7

Pauline Dan                     6           $   402.8           -           -                         $402.8

Harpreet Singh, Chris
Hensen & Brett Hryb             2           $   467.9           1           5.6            3           435.9            $909.4

Rhonda Chang &
Noman Ali                       3           $   180.5           -                                     $180.5

Steve Orlich                    10          $16,900.7           -           -                         $16,900.7

Maralyn Kobayashi
& Faisal Rahman                 1           $ 1,983.1                                                 $1,983.1


POTENTIAL CONFLICTS OF INTEREST

While funds managed by each of the portfolio managers may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.


DESCRIPTION OF COMPENSATION STRUCTURE

MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

                                     -D-7-

                        PZENA INVESTMENT MANAGEMENT, LLC
                         International Class Value Fund

PORTFOLIO MANAGERS. The Portfolio Managers of the portfolios are Richard S. Pzena, John P. Goetz and Antonio De Spirito, III.

OTHER ACCOUNTS MANAGED (As of June 30, 2006)

In addition to the Fund, Messrs. Pzena and Goetz managed 6 other registered investment companies, with $6.56 billion in total assets under management; 90 pooled investment vehicles other than registered investment companies, with $2.3 billion in total assets under management (of those 90 pooled investment vehicles, none charges a performance fee); and 347 other accounts, 10 accounts, with total assets under management of $1.58 billion, charge performance fees).

In addition to the above, Mr. Goetz also manages 3 other pooled investment vehicles, with $14 million in total assets under management.

In addition to the Fund, Mr. DeSpirito manages 5 other registered investment companies, with $6.44 billion in total assets under management; 36 pooled investment vehicles other than registered investment companies, with $1.6 billion in total assets under management (of those 36 pooled investment vehicles, non charges a performance fee); and 94 other accounts, with $4.0 billion in total assets under management (of those 94 other accounts, 6 accounts, with total assets under management of $849 million charge performance fees).

(1) Pzena Investment Management is a registered investment adviser that follows a classic value investment approach. As of 6/30/06, the firm manages $21.1 billion in assets for 547 separate accounts under five separate asset strategies: Value, Small Cap Value, Mid Cap Value, Large Cap Value and All-Cap Value. Investment decisions for each strategy are made by a three-person investment team. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of each of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process. The specific investment team for the Large Cap Value strategy (which manages the Classic Value Trust) as of June 30, 2006 was as follows:

                 Richard S. Pzena John Goetz and Tony De Spirito


POTENTIAL CONFLICTS OF INTEREST

In Pzena Investment Management's view, conflicts of interest may arise in managing the Fund's portfolio investments, on the one hand, and the portfolios of Pzena Investment Management's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts which may arise and Pzena Investment Management's policy or procedure for handling them. Although Pzena Investment Management has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises. The management of multiple Accounts inherently means there may be competing interests for the portfolio management team's time and attention. Pzena Investment Management seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

If the portfolio management team identifies a limited investment opportunity which may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Pzena Investment Management has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client

                                     -D-8-
imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, we may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having NASD restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Pzena Investment Management determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena Investment Management will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena Investment Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena Investment Management may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other. Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Pzena Investment Management has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy. The Code of Ethics generally requires that most transactions in securities by Pzena Investment Management's Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons' personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of Pzena Investment Management's full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by Pzena Investment Management, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person's contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of Pzena Investment Management's principals, affiliates or employees or their immediate family which are managed by Pzena Investment Management) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Fund and the other Accounts' securities holdings may also pose certain conflicts. Pzena Investment Management has identified the following areas of concern: (1) Where Pzena Investment Management manages the assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more Accounts; (2) Where Pzena Investment Management manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where Pzena Investment Management had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. Pzena Investment Management's proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists. Pzena Investment Management manages some Accounts under performance based fee arrangements. Pzena Investment

Management recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena Investment Management generally requires portfolio decisions to be made on a product specific basis. Pzena Investment Management also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena Investment Management requires average pricing of all aggregated orders. Finally, Pzena Investment Management has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a

                                     -D-9-
group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.


STRUCTURE OF COMPENSATION.

Portfolio managers and other investment professionals at Pzena Investment Management are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena Investment Management avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm's value investment philosophy.

Ultimately, equity ownership is the primary tool used by Pzena Investment Management for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in Pzena Investment Management of each member of the investment team who makes investment decisions for the Classic Value Trust is as follows:

Richard S. Pzena    Greater than 25% but less than 50%
John P. Goetz       Greater than 10% but less than 25%      Tony De Spitito      Less than 5%

OWNERSHIP OF TRUST SHARES. None of the Portfolio Managers of the Classic Value Trust own any shares of this portfolio.

                                     -D-10-

                       TEMPLETON INVESTMENT COUNSEL, INC.
                          International Small Cap Fund
                            International Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2005)

Tucker Scott, Cindy Sweeting, Antonio Docal and Simon Rudolph managed the following other accounts:


---------------------------------------------------------------------------------------------------------------
Name of Portfolio Manager           Type of                  Number               Total Assets Managed in
                                    Account                                       Account (US MIL) 12/31/05
---------------------------------------------------------------------------------------------------------------
Tucker Scott, CFA                   RIC                         14                           7,755
---------------------------------------------------------------------------------------------------------------
                                    OPI                         23                           2,384
---------------------------------------------------------------------------------------------------------------
                                    OA                          6                            2,273
---------------------------------------------------------------------------------------------------------------
Cindy Sweeting, CFA                 RIC                         7                            9,330
---------------------------------------------------------------------------------------------------------------
                                    OPI                         13                           3,440
---------------------------------------------------------------------------------------------------------------
                                    OA                          12                           1,299
---------------------------------------------------------------------------------------------------------------
Simon Rudolph, ACA                  RIC                         3                            1,272
---------------------------------------------------------------------------------------------------------------
                                    OPI                         10                            683
---------------------------------------------------------------------------------------------------------------
                                    OA                          8                            1,392
---------------------------------------------------------------------------------------------------------------
Antonio Docal, CFA                  RIC                         7                            7,111
---------------------------------------------------------------------------------------------------------------
                                    OPI                         36                           5,376
---------------------------------------------------------------------------------------------------------------
                                    OA                          23                           3,887
---------------------------------------------------------------------------------------------------------------

None of these accounts pay a performance based advisory fee.


POTENTIAL CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Investment Counsel LLC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.

                                     -D-11-

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund's code of ethics will adequately address such conflicts.

Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


DESCRIPTION OF COMPENSATION STRUCTURE

Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Each portfolio manager's compensation consists of the following three elements:

BASE SALARY. Each portfolio manager is paid a base salary.

ANNUAL BONUS. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:- ASSETS: The size and complexity of funds and overall asset size of those funds managed by the Portfolio manager are factored in the manager's appraisal.

- INVESTMENT PERFORMANCE: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each fund managed is measured relative to an appropriate securities market index (for example, the MSCI EAFE Index for the International Value Fund and the Citigroup Global ex-US Index for the International Small Cap Fund).

- RESEARCH: Since the Templeton global equity team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

- NON-INVESTMENT PERFORMANCE: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION. Portfolio managers may be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Some portfolio managers may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                                     -D-12-

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits:

99.(a).(1)    Agreement and Declaration of Trust dated June 9, 2005.*

99.(a).(2)    Amended and Restated Agreement and Declaration of Trust dated June
              29, 2005.**

99.(a).(3)    Amended and Restated Agreement and Declaration of Trust dated
              August 12, 2005. ***

99.(b)        By-laws of the Registrant. *

99.(c)        Not applicable.

99.(d).(1)    Advisory Agreement between the Registrant and John Hancock
              Investment Management Services, LLC.***

99.(d).(2)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC, relating to the U.S. Core Fund.***

99.(d).(3)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the U.S. Quality Equity Fund.***

99.(d).(4)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Active Value Fund.***

99.(d).(5)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Intrinsic Value Fund.***

99.(d).(6)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Growth Fund.***

99.(d).(7)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the International Core Fund.***

99.(d).(8)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the International Growth Fund.***

99.(d).(9)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Global Fund.***

99.(d).(10)   Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Value Opportunities Fund.***

99.(d).(11)   Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Growth Opportunities Fund.***

99.(d).(12)   Form of  Subadvisory  Agreement  between John Hancock  Investment
              Management  Services,  LLC and MFC Global  Investment  Management
              (U.S.A.) Limited.+

99.(d).(13)   Form of  Subadvisory  Consulting  Agreement  between John Hancock
              Investment   Management   Services,   LLC  and   Deutsche   Asset
              Management, Inc.+

99.(e) Distribution Agreement between the Registrant and John Hancock Funds, LLC.***

99.(f)        Not Applicable.

99.(g)        Custodian Agreement.***

99.(h).(1)    Transfer Agency Agreement.***

99.(h).(2)    Class R Service Plan.***

99.(h).(3)    Expense Limitation Agreement.***

99.(i)        Opinion and Consent of Counsel.+

99.(j).1      Not Applicable.

99.(k)        Not Applicable.

99.(l)        Not Applicable.

99.(m).(1)    Plan of Distribution pursuant to Rule 12b-1, relating to Class C
              Shares.***

99.(m).(2)    Plan of Distribution pursuant to Rule 12b-1, relating to Class R
              Shares.***

99.(m).(3)    Plan of Distribution pursuant to Rule 12b-1, relating to Class 1
              Shares.***

99.(m).(4)    Plan of Distribution pursuant to Rule 12b-1, relating to Class 3
              Shares.***

99.(m).(5)    Plan of Distribution pursuant to Rule 12b-1, relating to Class A
              Shares.***

99.(m).(6)    Plan of Distribution pursuant to Rule 12b-1, relating to Class B
              Shares.***

99.(n)        Multiple Class Plan pursuant to 18f-3.***

99.(o)        Reserved.

99.(p).(1)    Code of Ethics of the Registrant.***

99.(p).(2)    Code of Ethics of John Hancock Investment Management Services,
              LLC.***

99.(p).(3)    Code of Ethics of John Hancock Funds, LLC.***

99.(p).(4)    Code of Ethics of Grantham, Mayo, Van Otterloo & Co. LLC.***

99.(q)        Power of Attorney.****

* Previously filed electronically with the Registrant's Initial Registration Statement on Form N-1A (file numbers 333-125838 and 811-21777) on June 15, 2005 (Accession No. 0000898432-05-000492).

** Previously filed electronically with the Registrant's Pre-Effective Amendment No. 1 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on June 30, 2005 (Accession No.
     0000898432-05-000524).

*** Previously filed electronically with the Registrant's Pre-Effective Amendment No. 2 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on September 2, 2005 (Accession No. 0000898432-05-000776).

**** Previously  filed  electronically  with  the  Registrant's   Post-Effective
     Amendment No. 1 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on June 12, 2006 (Accession No.
     0001010521-06-000482).

+    Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

     As of June 12, 2006, John Hancock Investment Management Services ("JHIMS") owns 100% of the Fund's shares representing seed capital of the Funds. JHIMS is the Adviser to the Registrant. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. A corporate organization list is set forth below.

                         MANULIFE FINANCIAL CORPORATION

Corporate Organization List of The Manufacturers Life Insurance Company Active Corporations As Of December 31, 2005

      ---------------------------------------------------------------- ------- -------- -----------------
                                                                        Legal    % of    Jurisdiction of
      Affiliate                                                          ID     Equity    Incorporation
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
      Manulife Financial Corporation                                    0002      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
        John Hancock Holdings (Delaware) LLC                            0275      100       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
           John Hancock Financial Services, Inc.                        0003      100       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
        The Manufacturers Life Insurance Company                        0001      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Bank of Canada                                      0058      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Financial Services Inc.                             0199      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Securities International Ltd.                       0079      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Canada Ltd.                                         0157      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           First North American Insurance Company                       0111      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Equinox Financial Group, Inc.                                0239      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           EIS Insurance Services, Inc.(1)                                         50        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Cantay Holdings Inc.                                         0051      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           Regional Power, Inc.                                         0136     83.5        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Data Services, Inc.                                 0081      100       Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Capital Inc.                                        0278      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           MSIL Holdings (Canada) Limited                               0289      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           880 Belgrave Way Holdings Ltd.                                         100   British Columbia
      ---------------------------------------------------------------- ------- -------- -----------------
           6212344 Canada Limited                                       0272      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Enterprise (Alberta) Limited                        0276      100       Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Enterprise (Bermuda) Limited                        0277      100       Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
           1293319 Ontario Inc.                                         0170      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           3426505 Canada Inc.                                          0161      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           FNA Financial Inc.                                           0115      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
             Elliot & Page Limited                                      0116      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           NAL Resources Limited                                        0117      100       Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
           NAL Resources Management Limited                             0120      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
                                                                        Legal    % of    Jurisdiction of
      Affiliate                                                          ID     Equity    Incorporation
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
           2015500 Ontario Inc.                                         0154      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           NALC Holdings Inc.(2)                                        0103       50       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           2015401 Ontario Inc.                                         0140      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           2024385 Ontario Inc.                                         0153      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           Cavalier Cable, Inc.(3)                                                 78       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
           MFC Global Investment Management (U.S.A.) Limited            0156      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           MFC Global Fund Management (Europe) Limited                            100       England
      ---------------------------------------------------------------- ------- -------- -----------------
               MFC Global Investment Management (Europe) Limited        0064      100       England
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Holdings (Alberta) Limited                          0201      100       Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Holdings (Delaware) LLC                           0205      100       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
               The Manufacturers Investment Corporation                 0087      100       Michigan
      ---------------------------------------------------------------- ------- -------- -----------------
                 Manulife Reinsurance Limited                           0067      100       Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Reinsurance (Bermuda) Limited               0203      100       Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
                 John Hancock Life Insurance Company (U.S.A.)           0019      100       Michigan
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Service Corporation                         0007      100       Colorado
      ---------------------------------------------------------------- ------- -------- -----------------
                   John Hancock Distributors LLC                        0005      100       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   John Hancock Investment Management Services, LLC(4)  0097       57       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   John Hancock Life Insurance Company of New York      0094     100        New York
      ---------------------------------------------------------------- ------- -------- -----------------
                   Ennal, Inc.                                          0124     100        Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   Avon Long Term Care Leaders LLC                      0158     100        Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   Ironside Venture Partners I LLC                      0196     100        Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   Ironside Venture Partners II LLC                     0197     100        Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Leasing Co. LLC                                      80         Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Europe Ruckversicherungs-Aktiengesellschaft         0138     100        Germany
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Holdings (Bermuda) Limited                          0147     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Management Services Ltd.                          0191     100        Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
             Manufacturers P&C Limited                                  0036     100        Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
             Manufacturers Life Reinsurance Limited                     0049     100        Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife (Vietnam) Limited                                   0188     100        Vietnam
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Vietnam Fund Management Company                            100        Vietnam
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife (Singapore) Pte. Ltd.                               0014     100       Singapore
      ---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Ltd.                                                   100       Singapore
      ---------------------------------------------------------------- ------- -------- -----------------
           The Manufacturers Life Insurance Co. (Phils.), Inc.          0164     100      Philippines
      ---------------------------------------------------------------- ------- -------- -----------------
             FCM Plans, Inc.                                            0155     100      Philippines
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Financial Plans, Inc.                             0187     100      Philippines
      ---------------------------------------------------------------- ------- -------- -----------------
          FCM Holdings Inc.                                             0104     100      Philippines
      ---------------------------------------------------------------- ------- -------- -----------------
          Manulife International Holdings Limited                       0152     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Provident Funds Trust Company Limited             0163     100       Hong Kong
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Asset Management (Asia) Limited                   0078     100        Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife Asset Management (Hong Kong) Limited                     100       Hong Kong
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
                                                                        Legal    % of    Jurisdiction of
      Affiliate                                                          ID     Equity    Incorporation
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
               P.T. Manulife Aset Manajemen Indonesia                   0141     85        Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife (International) Limited                           0028     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife-Sinochem Life Insurance Co. Ltd.                0043     51          China
      ---------------------------------------------------------------- ------- -------- -----------------
           P.T. Asuransi Jiwa Manulife Indonesia                        0042     80        Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
             P.T. Bunadaya Sarana Informatika 98 Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
             P.T. Asuransi Jiwa Arta Mandiri Prima                      0075    99.75      Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
             P.T. Indras Insan Jaya Utama 99.98 Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
               P.T. Asuransi Jiwa John Hancock Indonesia                        3.76       Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
        6306471 Canada Inc.                                             0282     100         Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           CDF (Thailand) Limited                                       0287    90.20       Thailand
      ---------------------------------------------------------------- ------- -------- -----------------
             OQC (Thailand) Limited(5)                                  0288     51         Thailand
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife Insurance (Thailand) Public Company Limited(6)  0286    72.54       Thailand
      ---------------------------------------------------------------- ------- -------- -----------------
        Manulife Technology & Services Sdn Bhd.                         0285     100        Malaysia
      ---------------------------------------------------------------- ------- -------- -----------------
        6306489 Canada Inc.                                             0283     100         Canada
      ---------------------------------------------------------------- ------- -------- -----------------
        Manulife Alberta Limited                                        0279     100        Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife European Holdings (Bermuda) Limited               0270     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife European Investments (Luxembourg) S.a.r.l.      0271     100       Luxembourg
      ---------------------------------------------------------------- ------- -------- -----------------
                 Manulife Hungary Holdings Limited(7)                   0149     99         Hungary
      ---------------------------------------------------------------- ------- -------- -----------------
        MLI Resources Inc.                                              0193     100        Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Life Insurance Company(8)                         0180     35          Japan
      ---------------------------------------------------------------- ------- -------- -----------------
               MFC Global Investment Management (Japan) Limited         0208     100         Japan
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Century Investments (Bermuda) Limited             0172     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife Century Investments (Luxembourg) S.A.           0173     100       Luxembourg
      ---------------------------------------------------------------- ------- -------- -----------------
                 Manulife Century Investments (Netherlands) B.V.        0174     100      Netherlands
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Premium Collection Co. Ltd.                 0178
      ---------------------------------------------------------------- ------- -------- -----------------
                   Y.K. Manulife Properties Japan                       0142     100         Japan
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Century Holdings (Netherlands) B.V.         0195     100      Netherlands
      ---------------------------------------------------------------- ------- -------- -----------------

(1) 50% of EIS Insurance  Services,  Inc. is owned by Equinox  Financial  Group,
Inc.
(2) 50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).
(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.
(5) 49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.
(6) 24.97% of Manulife Insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company
(7) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.
(8) 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 25.  Indemnification.

     The Registrant's Amended and Restated Agreement and Declaration of Trust filed previously and the form of Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

     With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Registrant. With respect to the underwriter, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained furnished in writing by the underwriter to the Registrant for use in the Registration Statement.

     Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser.

     Reference is made to: (i) the information set forth under the caption "Investment Advisory and Other Services" in the Statement of Additional Information; (ii) the Form ADV of John Hancock Investment Management Services, LLC (SEC No. 801-28947), and (iii) the Form ADV of Grantham, Mayo, Van Otterloo & Co. LLC (SEC No. 801-15028) filed with the Commission, both of which are incorporated herein by reference.

Item 27.  Principal Underwriters.

     (a) John Hancock Funds LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock Municipal Securities Trust, John Hancock World and John Hancock Funds II.

     (b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

    Name and Principal Business Address           Positions and Offices With           Positions and Offices With
                                                          Underwriter                          Registrant

               James R. Boyle                        Chairman and Director                      Trustee
            601 Congress Street
        Boston, Massachusetts 02210

             Keith F. Hartstein                  Director, President and Chief                 President
            601 Congress Street                        Executive Officer
        Boston, Massachusetts 02210

               John G. Vrysen                 Director, Executive Vice President        Chief Financial Officer
            601 Congress Street                   and Chief Financial Officer
        Boston, Massachusetts 02210

              Michael Mahoney                      Chief Compliance Officer                       None
            601 Congress Street
        Boston, Massachusetts 02210

              Peter Copestake                              Treasurer                              None
            601 Congress Street
        Boston, Massachusetts 02210


    Name and Principal Business Address           Positions and Offices With           Positions and Offices With
                                                          Underwriter                          Registrant
               John T. Litzow                        Senior Vice President                        None
            601 Congress Street
        Boston, Massachusetts 02210

              Jeffery H. Long                   Vice President, Controller and                    None
            601 Congress Street                       Assistant Treasurer
        Boston, Massachusetts 02210

              Andrew G. Arnott                          Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

              Arthur E. Creel                           Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

                 Carey Hoch                             Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

              Kristine McManus                          Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

               Daniel Rollins                        Second Vice President                        None
            601 Congress Street
        Boston, Massachusetts 02210

               Karen F. Walsh                         Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

                David Hayter                          Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

              Cathy Hopkinson                         Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

              William H. King                         Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

                 Wayne Zuk                            Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

            Alfred P. Ouellette                AVP, Senior Counsel and Assistant                  None
            601 Congress Street                            Secretary
        Boston, Massachusetts 02210

              Joyce K. Mahoney                        Assistant Secretary                         None
            601 Congress Street
        Boston, Massachusetts 02210
-----------------------------------------------------------------------------------------------------------------

         (c) Not Applicable

Item 28.  Location of Accounts and Records.

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111 and its transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of John Hancock Investment Management Services, LLC (the "Adviser"), 601 Congress Street, Boston, Massachusetts, 02210. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC, the Subadviser.

Item 29.  Management Services.
          None

Item 30.  Undertakings.
          Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act ("Securities Act") and the Investment Company Act, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 13th day of October, 2006.

                                               JOHN HANCOCK FUNDS III


                                               By:  /s/ Keith F. Hartstein
                                                    ----------------------
                                                    Name: Keith F. Hartstein
                                                    Title: President


     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


     Signature                                  Title                             Date
     ---------                                  -----                             ----

/s/ Keith F. Hartstein                        President                       October 13, 2006
----------------------
Keith F. Hartstein                   (Principal Executive Officer)


/s/ John G. Vrysen                       Chief Financial Officer              October 13, 2006
------------------
John G. Vrysen                 (Principal Financial and Accounting Officer)


/s/ James M. Oates*                            Trustee                        October 13, 2006
-------------------
James M. Oates


        *                                      Trustee                        October 13, 2006
-------------------
James R. Boyle


        *                                      Trustee                        October 13, 2006
------------------------
Charles L. Bardelis

        *                                      Trustee                        October 13, 2006
---------------------
Peter S. Burgess

        *                                      Trustee                        October 13, 2006
----------------------
Elizabeth G. Cook

        *                                      Trustee                        October 13, 2006
--------------------------
William H. Cunningham

        *                                      Trustee                        October 13, 2006
----------------------
Charles L. Ladner

        *                                      Trustee                        October 13, 2006
-------------------------
Hassell H. McClellan

*By: /s/ George Boyd                                                          October 13, 2006
--------------------
George Boyd
Attorney-in-Fact, under
Power of Attorney dated March 30, 2006

                             JOHN HANCOCK FUNDS III

                              (File no. 333-125838)

                                INDEX TO EXHIBITS

Exhibit
Number          Description

99.(d)(12)      Form of Subadvisory Agreement between John Hancock Investment
                Management Services, LLC and MFC Global Investment Management
                (U.S.A.) Limited.

99.(d).(13)     Form of Subadvisory Consulting Agreement between John Hancock
                Investment Management Services, LLC and Deutsche Asset
                Management, Inc.

99.(i)          Opinion and Consent of Counsel.